Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER DOMESTIC EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 37.0%
COMMUNICATION SERVICES - 1.5%
Alphabet, Inc., Class A(a)	99,410	$8,769,945
Cogent Communications Holdings, Inc.	50,825	2,901,091
Spok Holdings, Inc.	5,066	41,491
Telephone & Data Systems, Inc.	35,793	375,469
Walt Disney Co. (The)(a)	7,514	652,816
Yelp, Inc.(a)	20,118	550,026
Total Communication Services		13,290,838
CONSUMER DISCRETIONARY - 3.0%
Aaron’s Co., Inc. (The)	15,761	188,344
Academy Sports & Outdoors, Inc.	1,018	53,486
Adtalem Global Education, Inc.(a)	5,443	193,227
Advance Auto Parts, Inc.	5,450	801,313
Amazon.com, Inc.(a)	86,808	7,291,872
Bath & Body Works, Inc.	10,000	421,400
Cavco Industries, Inc.(a)	2,435	550,919
Dave & Buster’s Entertainment, Inc.(a)	12,570	445,481
Dillard’s, Inc., Class A	649	209,757
Dollar General Corp.	25,033	6,164,376
General Motors Co.	27,923	939,330
GoPro, Inc., Class A(a)	26,636	132,647
Group 1 Automotive, Inc.	2,104	379,498
Haverty Furniture Cos., Inc.	7,810	233,519
Home Depot, Inc. (The)	4,174	1,318,400
Leslie’s, Inc.(a)	36,775	449,023
Luminar Technologies, Inc.(a)	123,990	613,750
Marriott International, Inc., Class A	5,444	810,557
MasterCraft Boat Holdings, Inc.(a)	4,885	126,375
Monarch Casino & Resort, Inc.(a)	2,948	226,672
Movado Group, Inc.	6,048	195,048
O’Reilly Automotive, Inc.(a)	1,140	962,194
Oxford Industries, Inc.	5,475	510,160
Perdoceo Education Corp.(a)	32,890	457,171
Planet Fitness, Inc., Class A(a)	6,850	539,780
SeaWorld Entertainment, Inc.(a)	4,679	250,373
Sleep Number Corp.(a)	6,905	179,392
Sonos, Inc.(a)	23,387	395,240
Tractor Supply Co.	2,300	517,431
Ulta Beauty, Inc.(a)	1,100	515,977
Unifi, Inc.(a)	6,691	57,610
Universal Electronics, Inc.(a)	3,749	78,017
Total Consumer Discretionary		26,208,339
CONSUMER STAPLES - 3.3%
Beiersdorf AG, ADR	60,739	1,388,494
Boston Beer Co., Inc. (The), Class A(a)	950	313,044
Calavo Growers, Inc.	20,012	588,353
Church & Dwight Co., Inc.	1,800	145,098
Clorox Co. (The)	44,190	6,201,183

Investments	Shares	Value
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
Costco Wholesale Corp.	2,651	$1,210,181
Darling Ingredients, Inc.(a)	22,403	1,402,204
Estee Lauder Cos., Inc. (The), Class A	2,994	742,841
Fresh Del Monte Produce, Inc.	7,962	208,525
Freshpet, Inc.(a)	9,250	488,122
Henkel AG & Co. KGaA, ADR	223,940	3,612,152
Hormel Foods Corp.	8,900	405,395
JM Smucker Co. (The)	3,500	554,610
Kimberly-Clark Corp.	24,325	3,302,119
Lamb Weston Holdings, Inc.	4,200	375,312
McCormick & Co., Inc., NVDR	62,305	5,164,461
Medifast, Inc.	2,538	292,758
Mission Produce, Inc.(a)	36,067	419,099
Nature’s Sunshine Products, Inc.(a)	736	6,124
PepsiCo, Inc.	2,941	531,321
USANA Health Sciences, Inc.(a)	5,222	277,810
Vector Group Ltd.	44,543	528,280
Total Consumer Staples		28,157,486
ENERGY - 0.8%
Antero Resources Corp.(a)	13,700	424,563
CONSOL Energy, Inc.	2,211	143,715
Halliburton Co.	16,265	640,028
Kosmos Energy Ltd.(a)	415,305	2,641,340
Par Pacific Holdings, Inc.(a)	23,523	546,910
Patterson-UTI Energy, Inc.	27,377	461,029
Phillips 66	8,965	933,077
ProPetro Holding Corp.(a)	30,767	319,054
REX American Resources Corp.(a)	8,095	257,907
RPC, Inc.	24,160	214,782
US Silica Holdings, Inc.(a)	6,379	79,737
W&T Offshore, Inc.(a)	10,647	59,410
World Fuel Services Corp.	11,561	315,962
Total Energy		7,037,514
FINANCIALS - 5.3%
American Equity Investment Life Holding Co.	14,962	682,566
Ameriprise Financial, Inc.	4,904	1,526,959
AMERISAFE, Inc.	2,021	105,031
Aon PLC, Class A	11,490	3,448,609
Arthur J Gallagher & Co.	2,300	433,642
Banc of California, Inc.	21,171	337,254
Bank of America Corp.	38,553	1,276,875
BankUnited, Inc.	17,386	590,602
Banner Corp.	9,746	615,947
BCB Bancorp, Inc.	1,686	30,331
Berkshire Hathaway, Inc., Class B(a)	7,080	2,187,012
Berkshire Hills Bancorp, Inc.	13,213	395,069
Blucora, Inc.(a)	26,238	669,856
Charles Schwab Corp. (The)	7,932	660,418
Chubb Ltd.	7,507	1,656,044
Cullen/Frost Bankers, Inc.	2,250	300,825
Customers Bancorp, Inc.(a)	9,092	257,667
Employers Holdings, Inc.	11,438	493,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
Encore Capital Group, Inc.(a)	7,025	$336,779
Enova International, Inc.(a)	4,728	181,413
Everest Re Group Ltd.	4,443	1,471,833
EZCORP, Inc., Class A(a)	24,099	196,407
FactSet Research Systems, Inc.	895	359,083
First BanCorp	48,226	613,435
First Business Financial Services, Inc.	20	731
First Commonwealth Financial Corp.	10,039	140,245
FS Bancorp, Inc.	1,173	39,225
Green Dot Corp., Class A(a)	11,552	182,753
Hanmi Financial Corp.	4,895	121,151
Hartford Financial Services Group, Inc. (The)	5,840	442,847
HCI Group, Inc.	836	33,097
HomeStreet, Inc.	3,539	97,606
Independent Bank Corp.	9,806	827,921
Intercontinental Exchange, Inc.	58,663	6,018,237
Investar Holding Corp.	954	20,540
Jackson Financial, Inc., Class A	6,775	235,702
James River Group Holdings Ltd.	8,731	182,565
JPMorgan Chase & Co.	12,374	1,659,353
LendingTree, Inc.(a)	10,757	229,447
MetLife, Inc.	2,893	209,366
National Bank Holdings Corp., Class A	8,956	376,779
NBT Bancorp, Inc.	1,305	56,663
Northern Trust Corp.	50,029	4,427,066
Northfield Bancorp, Inc.	1,951	30,689
Northrim BanCorp, Inc.	1,733	94,570
OFG Bancorp	6,766	186,471
Pathward Financial, Inc.	9,561	411,601
Preferred Bank	4,719	352,132
ProAssurance Corp.	16,458	287,521
PROG Holdings, Inc.(a)	24,308	410,562
Prosperity Bancshares, Inc.	6,150	446,982
Reinsurance Group of America, Inc.	9,284	1,319,164
S&T Bancorp, Inc.	9,833	336,092
Selectquote, Inc.(a)	12,400	8,332
Stellar Bancorp, Inc.	6,895	203,127
Stewart Information Services Corp.	2,094	89,477
StoneX Group, Inc.(a)	4,796	457,059
SVB Financial Group(a)	2,150	494,801
Towne Bank	33,769	1,041,436
Tradeweb Markets, Inc. Class A, Class A	14,400	934,992
Travelers Cos., Inc. (The)	18,615	3,490,126
UMB Financial Corp.	2,665	222,581
United Fire Group, Inc.	4,630	126,677
Universal Insurance Holdings, Inc.	13,103	138,761
Valley National Bancorp	42,743	483,423
Veritex Holdings, Inc.	4,326	121,474
Western New England Bancorp, Inc.	931	8,807

Investments	Shares	Value
COMMON STOCKS (continued)
FINANCIALS (continued)
World Acceptance Corp.(a)	2,253	$148,563
Total Financials		45,973,692
HEALTH CARE - 7.1%
Abbott Laboratories	12,912	1,417,608
Abcam PLC, ADR(a)	12,725	198,001
ACADIA Pharmaceuticals, Inc.(a)	16,007	254,831
Adaptive Biotechnologies Corp.(a)	88,484	676,018
Align Technology, Inc.(a)	1,850	390,165
Allscripts Healthcare Solutions, Inc.(a)	29,069	512,777
AMN Healthcare Services, Inc.(a)	2,681	275,660
Amphastar Pharmaceuticals, Inc.(a)	2,895	81,118
Baxter International, Inc.	66,535	3,391,289
Becton Dickinson and Co.	7,255	1,844,946
Bio-Rad Laboratories, Inc., Class A(a)	750	315,368
Bio-Techne Corp.	19,500	1,616,160
Bristol-Myers Squibb Co.	15,695	1,129,255
Catalent, Inc.(a)	15,568	700,716
Chemed Corp.	4,470	2,281,622
Cigna Corp.	5,538	1,834,961
Codexis, Inc.(a)	11,096	51,707
Computer Programs & Systems, Inc.(a)	3,673	99,979
Cooper Cos., Inc. (The)	1,700	562,139
Danaher Corp.	18,625	4,943,447
Deciphera Pharmaceuticals, Inc.(a)	10,046	164,654
DENTSPLY SIRONA, Inc.	147,656	4,701,367
DexCom, Inc.(a)	6,150	696,426
Eagle Pharmaceuticals, Inc.(a)	2,359	68,954
Edwards Lifesciences Corp.(a)	10,250	764,753
Emergent BioSolutions, Inc.(a)	23,344	275,693
Enanta Pharmaceuticals, Inc.(a)	7,660	356,343
Exelixis, Inc.(a)	8,137	130,517
FibroGen, Inc.(a)	6,568	105,219
Glaukos Corp.(a)	8,085	353,153
Globus Medical, Inc., Class A(a)	8,903	661,226
Guardant Health, Inc.(a)	19,480	529,856
Harmony Biosciences Holdings, Inc.(a)	9,997	550,835
Health Catalyst, Inc.(a)	10,662	113,337
HealthStream, Inc.(a)	9,790	243,184
ICU Medical, Inc.(a)	20,826	3,279,678
IDEXX Laboratories, Inc.(a)	750	305,970
Inogen, Inc.(a)	12,369	243,793
Integra LifeSciences Holdings Corp.(a)	9,250	518,648
Intercept Pharmaceuticals, Inc.(a)	10,072	124,591
iTeos Therapeutics, Inc.(a)	7,984	155,928
Johnson & Johnson	17,230	3,043,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
HEALTH CARE (continued)
Karyopharm Therapeutics, Inc.(a)	25,566	$86,924
Merit Medical Systems, Inc.(a)	9,485	669,831
Nektar Therapeutics(a)	35,331	79,848
NextGen Healthcare, Inc.(a)	24,848	466,645
NuVasive, Inc.(a)	5,824	240,182
OraSure Technologies, Inc.(a)	34,040	164,073
Orthofix Medical, Inc.(a)	12,300	252,519
Repligen Corp.(a)	1,200	203,172
Rigel Pharmaceuticals, Inc.(a)	133,100	199,650
Sarepta Therapeutics, Inc.(a)	2,302	298,293
Semler Scientific, Inc.(a)	2,243	74,019
Smith & Nephew PLC, ADR	152,668	4,105,243
STERIS PLC	3,900	720,291
Surmodics, Inc.(a)	1,838	62,713
Tabula Rasa HealthCare, Inc.(a)	971	4,806
Tandem Diabetes Care, Inc.(a)	6,080	273,296
Teleflex, Inc.	2,546	635,558
Thermo Fisher Scientific, Inc.	2,221	1,223,082
Universal Health Services, Inc., Class B	26,129	3,681,315
Vanda Pharmaceuticals, Inc.(a)	36,218	267,651
Veeva Systems, Inc., Class A(a)	3,350	540,623
Vertex Pharmaceuticals, Inc.(a)	11,490	3,318,082
Waters Corp.(a)	2,600	890,708
West Pharmaceutical Services, Inc.	1,350	317,723
Zimmer Biomet Holdings, Inc.	22,319	2,845,672
Zimvie, Inc.(a)	14,840	138,606
Total Health Care		61,726,096
INDUSTRIALS - 4.6%
3M Co.	30,799	3,693,416
Aerojet Rocketdyne Holdings, Inc.(a)	38,898	2,175,565
American Woodmark Corp.(a)	719	35,130
AMETEK, Inc.	20,891	2,918,891
Apogee Enterprises, Inc.	11,894	528,807
ArcBest Corp.	7,574	530,483
Astec Industries, Inc.	7,899	321,173
Boise Cascade Co.	9,385	644,468
Chart Industries, Inc.(a)	3,940	454,006
Comfort Systems USA, Inc.	5,924	681,734
CoreCivic, Inc.(a)	3,447	39,847
CoStar Group, Inc.(a)	6,350	490,728
Encore Wire Corp.	5,307	730,031
Forrester Research, Inc.(a)	3,856	137,891
Fortive Corp.	18,400	1,182,200
Generac Holdings, Inc.(a)	4,400	442,904
GMS, Inc.(a)	9,837	489,883
Graco, Inc.	21,353	1,436,203
Heartland Express, Inc.	2,252	34,546
Heidrick & Struggles International, Inc.	7,938	222,026
Honeywell International, Inc.	5,444	1,166,649
Hub Group, Inc., Class A(a)	6,108	485,525

Investments	Shares	Value
COMMON STOCKS (continued)
INDUSTRIALS (continued)
Hyster-Yale Materials Handling, Inc.	4,663	$118,021
IDEX Corp.	3,350	764,905
Kelly Services, Inc., Class A	6,465	109,259
Knorr-Bremse AG, ADR	155,332	2,106,302
Lindsay Corp.	2,432	396,051
Lyft, Inc., Class A(a)	21,862	240,919
Matthews International Corp., Class A	3,911	119,051
Moog, Inc., Class A	1,361	119,441
Mueller Water Products, Inc., Class A	232,638	2,503,185
MYR Group, Inc.(a)	6,167	567,796
Nordson Corp.	3,450	820,134
Norfolk Southern Corp.	7,025	1,731,100
NOW, Inc.(a)	16,876	214,325
PGT Innovations, Inc.(a)	12,420	223,063
Powell Industries, Inc.	2,151	75,672
Quanex Building Products Corp.	12,163	288,020
Resideo Technologies, Inc.(a)	18,182	299,094
Resources Connection, Inc.	9,576	176,007
REV Group, Inc.	4,721	59,579
Rockwell Automation, Inc.	3,600	927,252
Saia, Inc.(a)	9,255	1,940,588
Spirit AeroSystems Holdings, Inc., Class A	16,911	500,566
Titan International, Inc.(a)	14,400	220,608
Toro Co. (The)	8,800	996,160
Trane Technologies PLC	6,212	1,044,175
TrueBlue, Inc.(a)	8,625	168,877
Union Pacific Corp.	14,255	2,951,783
Verisk Analytics, Inc.	2,450	432,229
Wabash National Corp.	22,785	514,941
Werner Enterprises, Inc.	10,181	409,887
Total Industrials		39,881,096
INFORMATION TECHNOLOGY - 6.4%
8x8, Inc.(a)	89,340	385,949
Accenture PLC, Class A	4,340	1,158,086
Agilysys, Inc.(a)	4,239	335,474
Akamai Technologies, Inc.(a)	8,050	678,615
Amphenol Corp., Class A	40,803	3,106,740
ANSYS, Inc.(a)	1,050	253,670
Apple, Inc.	27,486	3,571,256
Applied Materials, Inc.	16,908	1,646,501
Arlo Technologies, Inc.(a)	28,240	99,122
Arteris, Inc.(a)	1,522	6,545
Asana, Inc., Class A(a)	12,950	178,322
Autodesk, Inc.(a)	1,700	317,679
Axcelis Technologies, Inc.(a)	6,385	506,714
Benchmark Electronics, Inc.	2,559	68,300
Broadcom, Inc.	3,170	1,772,442
Cerence, Inc.(a)	15,829	293,311
CEVA, Inc.(a)	6,233	159,440
CommScope Holding Co., Inc.(a)	13,887	102,069
Comtech Telecommunications Corp.	8,157	99,026
Consensus Cloud Solutions, Inc.(a)	4,744	255,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
CSG Systems International, Inc.	10,568	$604,490
Daktronics, Inc.(a)	626	1,765
Entegris, Inc.	21,930	1,438,389
Everbridge, Inc.(a)	1,787	52,859
Extreme Networks, Inc.(a)	33,366	610,932
FARO Technologies, Inc.(a)	8,508	250,220
Harmonic, Inc.(a)	35,079	459,535
Impinj, Inc.(a)	445	48,585
Itron, Inc.(a)	7,828	396,488
Jack Henry & Associates, Inc.	10,155	1,782,812
Lam Research Corp.	2,131	895,659
Microchip Technology, Inc.	6,924	486,411
Microsoft Corp.	37,676	9,036,458
Momentive Global, Inc.(a)	19,243	134,701
Monolithic Power Systems, Inc.	3,810	1,347,254
Motorola Solutions, Inc.	17,230	4,440,343
NETGEAR, Inc.(a)	7,120	128,943
Nutanix, Inc., Class A(a)	19,668	512,351
NVIDIA Corp.	17,021	2,487,449
Okta, Inc.(a)	8,800	601,304
OneSpan, Inc.(a)	14,437	161,550
Palantir Technologies, Inc., Class A(a)	30,700	197,094
Palo Alto Networks, Inc.(a)	4,500	627,930
Photronics, Inc.(a)	18,542	312,062
Pure Storage, Inc., Class A(a)	28,195	754,498
Rambus, Inc.(a)	17,030	610,015
salesforce.com, Inc.(a)	26,050	3,453,970
Sanmina Corp.(a)	6,390	366,083
ScanSource, Inc.(a)	8,460	247,201
ServiceNow, Inc.(a)	2,073	804,884
SMART Global Holdings, Inc.(a)	21,920	326,170
Synopsys, Inc.(a)	1,300	415,077
Toast, Inc., Class A(a)	24,950	449,849
Unisys Corp.(a)	8,490	43,384
VeriSign, Inc.(a)	11,605	2,384,131
Viavi Solutions, Inc.(a)	56,230	590,977
Visa, Inc., Class A	5,488	1,140,187
Workday, Inc., Class A(a)	5,950	995,614
Xerox Holdings Cop.	28,054	409,588
Zscaler, Inc.(a)	4,750	531,525
Total Information Technology		55,533,035
MATERIALS - 2.0%
AdvanSix, Inc.	9,540	362,711
American Vanguard Corp.	9,982	216,709
AptarGroup, Inc.	19,420	2,135,812
Avery Dennison Corp.	6,939	1,255,959
Clearwater Paper Corp.(a)	1,838	69,495
Compass Minerals International, Inc.	12,504	512,664
Ecolab, Inc.	2,928	426,200
Ecovyst, Inc.(a)	5,100	45,186
Mercer International, Inc.	22,801	265,404
O-I Glass, Inc.(a)	37,499	621,358
Sherwin-Williams Co. (The)	22,165	5,260,419

Investments	Shares	Value
COMMON STOCKS (continued)
MATERIALS (continued)
Sylvamo Corp.	4,328	$210,297
Trinseo PLC	14,921	338,856
Warrior Met Coal, Inc.	16,229	562,173
Wheaton Precious Metals Corp.	138,840	5,425,867
Total Materials		17,709,110
REAL ESTATE - 1.3%
Alexandria Real Estate Equities, Inc.	3,566	519,459
Armada Hoffler Properties, Inc.	8,702	100,073
Chatham Lodging Trust	19,954	244,835
DiamondRock Hospitality Co.	59,100	484,029
Equity Commonwealth	83,141	2,076,031
Healthcare Realty Trust, Inc.	158,817	3,060,404
Healthpeak Properties, Inc.	34,760	871,433
Hersha Hospitality Trust	15,289	130,262
Industrial Logistics Properties Trust	30,019	98,162
Marcus & Millichap, Inc.	3,282	113,065
Prologis, Inc.	23,332	2,630,216
Sunstone Hotel Investors, Inc.	19,463	188,013
Xenia Hotels & Resorts, Inc.	21,670	285,611
Total Real Estate		10,801,593
UTILITIES - 1.7%
American Water Works Co., Inc.	12,154	1,852,513
Avista Corp.	11,024	488,804
California Water Service Group	13,696	830,525
NextEra Energy, Inc.	83,038	6,941,977
Northwest Natural Holding Co.	7,798	371,107
Portland General Electric Co.	22,197	1,087,653
SJW Group	26,438	2,146,501
United Utilities Group PLC, ADR	34,289	809,220
Total Utilities		14,528,300
TOTAL COMMON STOCKS (Cost: $344,586,843)		320,847,099
EXCHANGE-TRADED FUND - 61.3%
Vanguard Total Stock Market ETF (Cost: $510,004,984)	2,774,737	530,501,967
SHORT-TERM INVESTMENTS - 1.7%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 3.71%(b) (Cost: $14,510,480)	14,510,480	14,510,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER DOMESTIC EQUITY FUND (concluded)

TOTAL INVESTMENTS - 100.0% (Cost: $869,102,307)	$865,859,546
OTHER ASSETS AND LIABILITIES, NET - 0.0%	412,948
NET ASSETS - 100.0%	$866,272,494

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at December 31, 2022.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$320,847,099	$—	$—	$320,847,099
Exchange-Traded Fund	530,501,967	—	—	530,501,967
Money Market Fund	14,510,480	—	—	14,510,480
Total Investments in Securities	$865,859,546	$—	$—	$865,859,546

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND

Investments	Shares	Value
COMMON STOCKS - 62.6%
AUSTRALIA - 3.3%
Allkem Ltd.(a)	67,627	$513,752
ANZ Group Holdings Ltd.	138,573	2,232,261
Aristocrat Leisure Ltd.	46,373	957,661
Australian Clinical Labs Ltd.	5,244	10,633
Australian Vintage Ltd.	2,853	1,175
Beach Energy Ltd.	305,873	333,020
BHP Group Ltd.	93,405	2,891,933
BlueScope Steel Ltd.	45,419	517,705
ClearView Wealth Ltd.	32,954	10,407
Cochlear Ltd.	1,284	178,277
Computershare Ltd.	86,589	1,544,739
Cooper Energy Ltd.(a)	599,850	75,574
CSL Ltd.	10,090	1,967,457
CSR Ltd.	3,805	12,147
DGL Group Ltd.(a)	46,778	44,884
IGO Ltd.	91,936	835,548
Iluka Resources Ltd.	10,352	66,681
Incitec Pivot Ltd.	423,163	1,069,001
JB Hi-Fi Ltd.	36,303	1,035,660
Macmahon Holdings Ltd.	136,065	13,435
Michael Hill International Ltd.	19,877	14,823
Mineral Resources Ltd.	9,359	492,318
MMA Offshore Ltd.(a)	20,255	13,171
Myer Holdings Ltd.	170,752	78,984
New Hope Corp. Ltd.	128,534	554,757
Nufarm Ltd.	4,508	18,701
OceanaGold Corp.(a)	39,000	74,313
OFX Group Ltd.(a)	13,042	21,172
Perseus Mining Ltd.	20,649	28,980
Pilbara Minerals Ltd.(a)	236,955	603,810
Qantas Airways Ltd.(a)	279,393	1,124,910
Ridley Corp. Ltd.	41,209	55,425
Santos Ltd.	279,807	1,372,024
Sierra Rutile Holdings Ltd.(a)	10,352	1,579
South32 Ltd.	479,088	1,296,852
Terracom Ltd.	309,798	195,463
Wagners Holding Co., Ltd.(a)	12,951	6,887
Whitehaven Coal Ltd.	277,752	1,780,737
WiseTech Global Ltd.	23,650	815,543
Zimplats Holdings Ltd.	1,092	19,119
Total Australia		22,881,518
AUSTRIA - 0.7%
ANDRITZ AG	11,012	629,470
BAWAG Group AG(a)(b)	27,988	1,488,141
Erste Group Bank AG	57,000	1,817,593
OMV AG	15,886	820,293
Palfinger AG	2,340	59,385
Raiffeisen Bank International AG(a)	10,337	169,849
Zumtobel Group AG	6,704	48,806
Total Austria		5,033,537
BELGIUM - 0.2%
Ascencio	620	34,867

Investments	Shares	Value
COMMON STOCKS (continued)
BELGIUM (continued)
EVS Broadcast Equipment S.A.	1,170	$27,830
Melexis N.V.	2,723	237,116
Solvay S.A.	11,843	1,200,412
Total Belgium		1,500,225
BRAZIL - 0.7%
3R Petroleum Oleo E Gas S.A.(a)	19,941	143,432
Boa Vista Servicos S.A.	147,640	202,736
CCR S.A.	59,567	122,008
Dexco S.A.	67,470	86,448
Energisa S.A., (Unit)	23,010	192,387
Itau Unibanco Holding S.A., ADR	178,564	841,036
Lojas Renner S.A.	55,607	209,467
Petro Rio S.A.(a)	43,563	308,375
Petroleo Brasileiro S.A., ADR	21,546	229,465
Raia Drogasil S.A.	113,490	510,220
Rede D’Or Sao Luiz S.A.(b)	24,758	138,535
TIM S.A.	79,738	186,561
Vale S.A., ADR	85,486	1,450,697
WEG S.A.	43,132	314,145
XP, Inc., Class A(a)	9,205	141,205
YDUQS Participacoes SA	28,773	55,411
Total Brazil		5,132,128
BRITAIN - 6.7%
AG Barr PLC	7,292	46,904
AJ Bell PLC	54,788	237,528
Alliance Pharma PLC	46,959	30,073
Anglo American PLC	28,877	1,129,457
Aptitude Software Group PLC	3,430	14,563
Ashtead Group PLC	62,400	3,564,706
AstraZeneca PLC	28,698	3,894,760
Auto Trader Group PLC(b)	45,969	286,859
Baltic Classifieds Group PLC	173,178	293,857
BP PLC	276,387	1,607,255
BP PLC, ADR	51,983	1,815,766
Centrica PLC	18,974	22,096
Cerillion PLC	4,539	66,514
Coca-Cola Europacific Partners PLC	74,131	4,100,927
FDM Group Holdings PLC	15,117	136,725
Ferguson PLC	10,010	1,264,695
Greggs PLC	2,313	65,283
GSK PLC	139,282	2,422,087
GSK PLC, ADR	61,479	2,160,372
Gulf Keystone Petroleum Ltd.	25,883	62,891
Haleon PLC(a)	763,300	3,053,111
Hargreaves Services PLC	3,646	17,389
Howden Joinery Group PLC	101,406	689,182
HSBC Holdings PLC	290,955	1,814,532
Imperial Brands PLC	92,000	2,298,581
IntegraFin Holdings PLC	63,311	231,370
Keystone Law Group PLC	2,569	13,667
Linde PLC(a)	3,830	1,252,299
Man Group PLC	284,266	734,544
ME Group International PLC	16,630	23,168
Moneysupermarket.com Group PLC	26,965	62,678

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
BRITAIN (continued)
Mortgage Advice Bureau Holdings Ltd.	17,173	$110,723
NatWest Group PLC	367,570	1,173,334
Norcros PLC	4,661	10,142
Numis Corp. PLC	18,579	42,889
Prudential PLC	46,792	633,219
QinetiQ Group PLC	5,105	22,055
RELX PLC	84,772	2,348,675
Rentokil Initial PLC	418,100	2,569,762
Rightmove PLC	49,709	307,755
ScS Group PLC	4,004	7,790
Standard Chartered PLC	190,466	1,429,585
TORM PLC, Class A	6,937	197,929
Unilever PLC	45,100	2,263,181
Unilever PLC	29,024	1,464,231
Victorian Plumbing Group PLC(a)	77,529	72,256
Total Britain		46,067,365
CANADA - 2.9%
AirBoss of America Corp.	9,692	53,256
Birchcliff Energy Ltd.	34,800	242,366
Bonterra Energy Corp.(a)	6,450	32,202
Brookfield Asset Management Ltd., Class A(a)	22,850	654,280
Brookfield Corp.	91,400	2,874,307
CAE, Inc.(a)	8,299	160,525
Cameco Corp.	93,000	2,107,954
Canadian Pacific Railway Ltd.	35,310	2,633,773
Canadian Utilities Ltd., Class A	6,000	162,408
Canfor Corp.(a)	3,200	50,363
Canfor Pulp Products, Inc.(a)	2,940	8,989
Cardinal Energy Ltd.	10,800	60,780
CES Energy Solutions Corp.	10,400	21,199
Cogeco, Inc.	500	23,475
Computer Modelling Group Ltd.	16,822	72,432
Crescent Point Energy Corp.	91,917	655,774
Crew Energy, Inc.(a)	25,300	105,199
DRI Healthcare Trust, UNIT	3,108	18,111
E-L Financial Corp. Ltd.	45	29,313
Enerplus Corp.	36,643	646,800
Guardian Capital Group Ltd., Class A	1,100	31,546
iA Financial Corp., Inc.	400	23,418
Lucara Diamond Corp.(a)	48,000	17,725
Lululemon Athletica, Inc.(a)	3,900	1,249,482
Magna International, Inc.	45,700	2,567,166
Martinrea International, Inc.	16,079	133,715
MEG Energy Corp.(a)	32,100	446,887
Melcor Developments Ltd.	2,000	15,731
MTY Food Group, Inc.	214	9,020
Mullen Group Ltd.	40,066	430,547
NuVista Energy Ltd.(a)	58,500	539,202
Obsidian Energy Ltd.(a)	1,847	12,250
Parex Resources, Inc.	20,400	303,589
Pason Systems, Inc.	9,550	112,428
Peyto Exploration & Development Corp.	14,160	145,051
PHX Energy Services Corp.	5,600	32,136
Pine Cliff Energy Ltd.	70,000	87,371
Precision Drilling Corp.(a)	4,500	344,679
ShawCor Ltd.(a)	25,600	259,781

Investments	Shares	Value
COMMON STOCKS (continued)
CANADA (continued)
Stelco Holdings, Inc.	14,400	$471,031
Thomson Reuters Corp.	10,050	1,146,472
Tourmaline Oil Corp.	13,700	691,273
Transcontinental, Inc., Class A	3,485	39,329
Uni-Select, Inc.(a)	1,500	47,459
Total Canada		19,770,794
CHILE - 0.1%
Banco de Chile	1,866,759	193,663
Banco Santander Chile, ADR	19,408	307,423
Falabella SA	38,278	74,458
Total Chile		575,544
CHINA - 3.8%
Alibaba Group Holding Ltd.(a)	128,016	1,413,446
Anhui Gujing Distillery Co., Ltd., Class B	11,700	187,153
Baidu, Inc., Class A(a)	29,416	422,806
Centre Testing International Group Co., Ltd., Class A	70,800	227,175
China Pacific Insurance Group Co., Ltd., Class H	217,600	480,513
Contemporary Amperex Technology Co., Ltd., Class A	8,704	492,833
ENN Energy Holdings Ltd.	41,900	584,539
H World Group Ltd., ADR	16,139	684,616
Haitian International Holdings Ltd.	91,314	244,222
Innovent Biologics, Inc.(a)(b)	77,500	332,733
JD.com, Inc., Class A	59,281	1,666,409
Kinetic Development Group Ltd.	878,000	67,271
Li Ning Co., Ltd.	146,000	1,252,862
LONGi Green Energy Technology Co., Ltd., Class A	133,864	814,149
Meituan, Class B(a)(b)	97,900	2,164,704
Midea Group Co., Ltd., Class A	149,300	1,109,005
Modern Land China Co., Ltd.(a)	430,000	5,895
Natural Food International Holding Ltd.(a)	208,000	12,628
NetEase, Inc.	106,500	1,552,402
PICC Property & Casualty Co., Ltd., Class H	494,000	467,585
Ping An Insurance Group Co. of China Ltd., Class H	284,000	1,874,454
Satellite Chemical Co., Ltd., Class A	210,669	469,151
SF Holding Co., Ltd., Class A	87,900	730,624
Shenzhen Inovance Technology Co., Ltd., Class A	82,687	826,983
Shenzhou International Group Holdings Ltd.	40,800	459,116

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
CHINA (continued)
Sieyuan Electric Co., Ltd., Class A	41,600	$228,264
Tencent Holdings Ltd.	83,600	3,553,184
Trip.com Group Ltd.(a)	20,950	728,081
Wuliangye Yibin Co., Ltd., Class A	13,900	359,907
Wuxi Biologics Cayman, Inc.(b)	48,500	372,338
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	100,985	584,997
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	124,284	722,821
Yum China Holdings, Inc.	8,805	481,193
Yum China Holdings, Inc.	5,850	326,485
Zhejiang Supor Co., Ltd., Class A	28,361	201,815
ZTO Express Cayman, Inc., ADR	5,934	159,447
Total China		26,261,806
DENMARK - 2.2%
AP Moller - Maersk A/S, Class B	562	1,262,288
Carlsberg A/S, Class B	12,502	1,654,971
DSV A/S	5,780	916,743
Genmab A/S(a)	3,841	1,626,961
Novo Nordisk A/S, Class B	64,999	8,800,861
Pandora A/S	10,230	721,757
Skjern Bank	547	9,589
Total Denmark		14,993,170
EGYPT - 0.0% (c)
Commercial International Bank Egypt SAE, GDR	98,027	117,044
FINLAND - 0.5%
Alma Media Oyj	1,354	13,585
Digia Oyj	375	2,292
Enento Group Oyj(a)(b)	8,142	186,651
Kesko Oyj, Class A	1,720	37,497
Kesko Oyj, Class B	7,116	157,467
Orion Oyj, Class B	11,582	634,846
Ponsse Oyj	144	3,905
Sampo Oyj, Class A	43,994	2,300,371
Scanfil Oyj	303	2,138
Total Finland		3,338,752
FRANCE - 5.1%
ABC arbitrage	2,489	17,186
Alten S.A.	3,737	469,258
Amundi S.A.(b)	32,100	1,823,942
AXA S.A.	3,080	85,842
Bilendi(a)	409	8,973
CBo Territoria	4,714	18,219
Cie Generale des Etablissements Michelin SCA	86,500	2,405,296
Dassault Aviation S.A.	4,022	682,408
Dassault Systemes SE	86,500	3,119,802
Derichebourg S.A.	2,407	14,309
Eiffage S.A.	14,636	1,443,193
Engie S.A.	128,193	1,836,242
Hermes International	921	1,421,232
Infotel S.A.	299	17,665

Investments	Shares	Value
COMMON STOCKS (continued)
FRANCE (continued)
Jacquet Metal S.A.	2,930	$52,419
LVMH Moet Hennessy Louis Vuitton SE	9,754	7,085,744
Pernod Ricard S.A.	14,801	2,909,278
Publicis Groupe S.A.	13,021	826,844
Quadient S.A.	2,557	37,807
Rexel S.A.(a)	66,642	1,320,644
Safran S.A.	19,100	2,386,797
Schneider Electric SE	14,160	1,991,454
Societe pour l’Informatique Industrielle	1,585	77,033
Sodexo S.A.	1,117	106,855
Sopra Steria Group SACA	1,507	227,417
Thales S.A.	12,199	1,559,476
TotalEnergies SE	47,900	2,989,686
Total France		34,935,021
GERMANY - 3.2%
Bastei Luebbe AG	1,032	4,890
Bayer AG	21,987	1,135,243
Brockhaus Technologies AG(a)(b)	2,957	71,318
Carl Zeiss Meditec AG	6,432	811,809
Deutsche Bank AG	85,268	966,471
Deutsche Boerse AG	9,120	1,573,572
Deutsche Telekom AG	96,524	1,925,313
Deutz AG	39,178	169,641
Duerr AG	10,233	345,310
GEA Group AG	11,501	469,796
Hypoport SE(a)	1,373	143,178
Krones AG	336	37,760
KSB SE & Co. KGaA	32	13,673
Merck KGaA	13,048	2,526,878
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,200	3,641,835
Nemetschek SE	41,300	2,109,440
New Work SE	939	152,798
Rational AG	351	208,030
RWE AG	26,004	1,156,314
Siemens AG	10,378	1,440,390
Surteco Group SE	892	18,232
Symrise AG	20,500	2,230,246
Talanx AG(a)	691	32,782
Wacker Chemie AG	3,706	473,675
Total Germany		21,658,594
GREECE - 0.1%
Alpha Services and Holdings SA(a)	101,424	108,217
Eurobank Ergasias Services and Holdings SA(a)	189,084	213,449
Hellenic Telecommunications Organization S.A.	16,065	250,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
GREECE (continued)
National Bank of Greece S.A.(a)	53,828	$215,274
Total Greece		787,840
HONG KONG - 1.9%
AIA Group Ltd.	670,700	7,389,105
APT Satellite Holdings Ltd.	94,000	25,334
Chen Hsong Holdings	44,000	10,117
China Mengniu Dairy Co., Ltd.(a)	197,000	886,107
China Resources Land Ltd.	62,000	281,603
Dah Sing Financial Holdings Ltd.	18,400	42,434
Hang Lung Properties Ltd.	153,000	297,061
Hutchison Port Holdings Trust, (Unit)	183,300	35,496
Kerry Logistics Network Ltd.	188,538	339,439
Luk Fook Holdings International Ltd.	24,000	71,322
Orient Overseas International Ltd.	26,500	477,876
PC Partner Group Ltd.	54,000	34,182
Pico Far East Holdings Ltd.	264,607	43,734
Singamas Container Holdings Ltd.	306,000	28,533
SITC International Holdings Co., Ltd.	311,000	686,485
Stella International Holdings Ltd.	52,500	49,371
Swire Pacific Ltd., Class A	189,500	1,662,000
VSTECS Holdings Ltd.	320,000	184,505
VTech Holdings Ltd.	34,200	219,743
Total Hong Kong		12,764,447
HUNGARY - 0.1%
OTP Bank Nyrt	6,527	176,484
Richter Gedeon Nyrt	13,195	293,151
Total Hungary		469,635
ICELAND - 0.0%(c)
Marel HF(b)	23,443	80,785
INDIA - 1.8%
Axis Bank Ltd., GDR	9,970	566,296
Cipla Ltd., GDR	32,913	427,869
HDFC Bank Ltd., ADR	54,470	3,726,293
Hindalco Industries Ltd., GDR(b)	43,139	127,260
ICICI Bank Ltd., ADR	153,927	3,369,462
Infosys Ltd., ADR	79,106	1,424,699
Mahindra & Mahindra Ltd., GDR	19,802	298,020
Reliance Industries Ltd., GDR(b)	29,996	1,847,706
Reliance Industries Ltd., GDR(b)	7,407	455,530
Total India		12,243,135
INDONESIA - 0.1%
Bank Mandiri Persero Tbk PT	640,500	407,039
Bank Rakyat Indonesia Persero Tbk PT	1,317,069	417,526
Bumitama Agri Ltd.	60,200	26,444

Investments	Shares	Value
COMMON STOCKS (continued)
INDONESIA (continued)
Sarana Menara Nusantara Tbk PT	2,018,762	$142,492
Total Indonesia		993,501
IRELAND - 2.1%
Accenture PLC, Class A	23,550	6,284,082
Bank of Ireland Group PLC	220,079	2,086,723
Experian PLC	133,520	4,545,498
ICON PLC(a)	9,190	1,785,158
Total Ireland		14,701,461
ISRAEL - 0.6%
Bank Hapoalim BM	105,263	949,614
Bank Leumi Le-Israel BM	115,795	965,242
Carasso Motors Ltd.	19,550	112,733
Castro Model Ltd.	620	8,114
Check Point Software Technologies Ltd.(a)	12,152	1,533,096
Dor Alon Energy in Israel 1988 Ltd.	322	8,508
Ilex Medical Ltd.	608	16,572
Israel Corp. Ltd. (The)	61	21,513
Max Stock Ltd.	49,351	82,479
Oil Refineries Ltd.	259,630	90,908
Zvi Sarfati & Sons Investments & Constructions 1992 Ltd	4,066	28,454
Total Israel		3,817,233
ITALY - 0.9%
Assicurazioni Generali SpA	39,635	703,893
Banca Mediolanum SpA	29,300	244,775
Cembre SpA	578	18,984
Equita Group SpA	3,663	14,296
Ferrari N.V.	14,000	2,995,383
Gruppo MutuiOnline SpA	6,959	196,353
Iveco Group N.V.(a)	40,682	241,518
Leonardo SpA	9,404	81,062
Orsero SpA	8,728	124,371
Prysmian SpA	35,360	1,308,996
Recordati Industria Chimica e Farmaceutica SpA	12,712	528,403
Total Italy		6,458,034
JAPAN - 7.4%
Ajis Co., Ltd.	1,000	16,728
Alps Alpine Co., Ltd.	101,300	923,334
Alps Logistics Co., Ltd.	2,700	23,548
Amiyaki Tei Co., Ltd.	1,200	26,460
Anritsu Corp.	26,100	253,177
Argo Graphics, Inc.	1,000	28,021
Asahi Kogyosha Co., Ltd.	1,400	21,899
ASAHI YUKIZAI Corp.	900	18,993
Asia Air Survey Co., Ltd.	3,500	20,636
Atled Corp.	5,100	55,947
Axial Retailing, Inc.	1,000	25,822
Bourbon Corp.	800	13,029
Brother Industries Ltd.	36,000	544,756
Chiba Bank Ltd. (The)	259,000	1,898,172
Chiba Kogyo Bank Ltd. (The)	12,800	44,288
Chino Corp.	2,000	26,681
Creek & River Co., Ltd.	1,800	26,663

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Dai-Ichi Cutter Kogyo KK	2,800	$22,660
Dai-ichi Life Holdings, Inc.	9,900	224,814
Daihatsu Diesel Manufacturing Co., Ltd.	12,100	46,767
Daiichi Jitsugyo Co., Ltd.	800	26,729
Daiken Corp.	3,500	55,483
Daito Trust Construction Co., Ltd.	12,900	1,325,805
Daiwa House Industry Co., Ltd.	35,800	821,463
Ebara Foods Industry, Inc.	1,400	32,265
Ebara Jitsugyo Co., Ltd.	900	15,078
Eizo Corp.	2,700	70,553
Elecom Co., Ltd.	3,800	39,070
en Japan, Inc.	200	3,653
FANUC Corp.	13,900	2,074,462
Freee KK(a)	4,300	95,858
Fukuyama Transporting Co., Ltd.	600	13,861
Funai Soken Holdings, Inc.	1,700	35,167
Gecoss Corp.	5,600	35,535
Glory Ltd.	2,800	46,434
Hamakyorex Co., Ltd.	1,100	26,124
Heiwa Corp.	25,300	477,017
Himacs Ltd.	200	2,201
Hirose Electric Co., Ltd.	900	112,579
Hito Communications Holdings, Inc.	2,800	32,395
Hokuriku Electrical Construction Co., Ltd.	3,500	17,553
Hoosiers Holdings Co., Ltd.	2,800	15,795
Horiba Ltd.	7,900	344,747
IBJ, Inc.	3,700	27,614
Ichimasa Kamaboko Co., Ltd.	5,400	29,253
Ichinen Holdings Co., Ltd.	2,000	18,970
ID Holdings Corp.	3,400	24,186
IwaiCosmo Holdings, Inc.	9,000	88,571
Iwaki Co., Ltd.	1,700	15,929
Izumi Co., Ltd.	4,400	99,465
JAC Recruitment Co., Ltd.	1,800	33,050
Japan Aviation Electronics Industry Ltd.	1,800	28,913
Japan Post Insurance Co., Ltd.	78,600	1,383,275
Japan System Techniques Co., Ltd.	2,200	28,571
Japan Tobacco, Inc.	5,700	115,254
Jichodo Co., Ltd.	400	19,756
JINS Holdings, Inc.	4,000	139,964
JK Holdings Co., Ltd.	2,100	16,380
Justsystems Corp.	10,700	229,527
Kakiyasu Honten Co., Ltd.	900	14,282
Kanamoto Co., Ltd.	6,400	110,350
Kawada Technologies, Inc.	900	22,356
KDDI Corp.	88,400	2,671,812
Kenko Mayonnaise Co., Ltd.	4,500	46,803
Keyence Corp.	7,500	2,936,285
Koatsu Gas Kogyo Co., Ltd.	3,200	15,489
Kokuyo Co., Ltd.	3,900	55,215
Kubota Corp.	115,400	1,589,674
Kuriyama Holdings Corp.	5,400	34,059
Kyokuto Kaihatsu Kogyo Co., Ltd.	3,600	39,572
Kyokuto Securities Co., Ltd.	7,500	32,706

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Kyosan Electric Manufacturing Co., Ltd.	8,600	$26,116
Lasertec Corp.	7,500	1,245,768
M&A Research Institute, Inc.(a)	4,100	195,753
Makiya Co., Ltd.	1,100	5,850
MarkLines Co., Ltd.	11,800	229,897
Maruzen Showa Unyu Co., Ltd.	900	20,807
Matching Service Japan Co., Ltd.	3,200	24,468
Mazda Motor Corp.	3,200	24,189
Medical Data Vision Co., Ltd.	3,900	26,670
Medikit Co., Ltd.	900	17,630
MEIJI Holdings Co., Ltd.	2,700	138,646
Meiko Network Japan Co., Ltd.	11,000	51,988
Meisei Industrial Co., Ltd.	7,100	42,138
Meitec Corp.	13,300	240,158
Mercari, Inc.(a)	10,500	215,772
Mito Securities Co., Ltd.	30,100	48,554
Mitsubishi Electric Corp.	83,400	825,584
Mitsubishi Heavy Industries Ltd.	5,300	209,738
Mitsubishi Paper Mills Ltd.(a)	6,100	13,086
Mitsubishi Shokuhin Co., Ltd.	2,100	49,575
MORESCO Corp.	1,400	12,430
Morito Co., Ltd.	4,900	27,460
MS&AD Insurance Group Holdings, Inc.	9,700	310,458
Nanyo Corp.	1,300	18,997
NEC Corp.	20,300	710,245
NEOJAPAN, Inc.	1,600	12,128
Nextage Co., Ltd.	69,800	1,346,749
Nidec Corp.	27,600	1,437,325
Nihon Chouzai Co., Ltd.	2,100	19,427
Nihon M&A Center Holdings, Inc.	51,800	642,521
Nihon Trim Co., Ltd.	2,500	51,399
Nippon Hume Corp.	3,000	14,741
Nippon Telegraph & Telephone Corp.	41,000	1,170,307
Nippon Thompson Co., Ltd.	10,500	41,265
Nissin Corp.	1,100	17,593
Nitto Kogyo Corp.	3,300	59,052
Nohmi Bosai Ltd.	3,700	44,280
NTT Data Intramart Corp.	800	10,730
OBIC Business Consultants Co., Ltd.	5,300	173,372
Okabe Co., Ltd.	4,700	24,883
Olympus Corp.	54,800	968,628
Ono Pharmaceutical Co., Ltd.	8,700	203,516
Oracle Corp. Japan	1,500	97,596
Osaki Electric Co., Ltd.	4,500	17,847
Otsuka Holdings Co., Ltd.	77,500	2,523,094
Pan Pacific International Holdings Corp.	168,400	3,126,092
Qol Holdings Co., Ltd.	1,300	11,506
Recruit Holdings Co., Ltd.	3,700	117,674
Ricoh Co., Ltd.	36,000	276,130
Ryohin Keikaku Co., Ltd.	25,200	297,311
Sanken Electric Co., Ltd.	1,000	48,978
Sato Holdings Corp.	4,500	64,365
Secom Co., Ltd.	7,600	433,545

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
JAPAN (continued)
Seika Corp.	2,100	$24,792
Seiko Epson Corp.	15,400	223,533
Sekisui Kasei Co., Ltd.	5,300	15,594
Shibusawa Warehouse Co., Ltd. (The)	1,900	29,939
Shibuya Corp.	3,600	62,406
Shinnihonseiyaku Co., Ltd.	1,500	15,684
Shofu, Inc.	2,000	34,721
SIGMAXYZ Holdings, Inc.	9,000	87,312
Sinko Industries Ltd.	2,300	25,266
SMK Corp.	1,300	22,720
SMS Co., Ltd.	9,900	252,915
Sojitz Corp.	8,000	152,042
Solasto Corp.	6,400	34,784
Sompo Holdings, Inc.	32,300	1,434,209
Sony Corp.	68,600	5,231,155
Space Co., Ltd.	2,100	13,978
ST Corp.	2,500	28,706
Step Co., Ltd.	1,200	16,363
Sumitomo Mitsui Construction Co., Ltd.	19,600	62,264
Suzuken Co., Ltd.	4,700	127,310
T&D Holdings, Inc.	44,200	636,155
Taisho Pharmaceutical Holdings Co., Ltd.	8,400	370,762
Takara & Co., Ltd.	1,300	20,262
Tayca Corp.	2,700	23,937
TechMatrix Corp.	3,000	41,394
Techno Medica Co., Ltd.	1,900	25,015
TechnoPro Holdings, Inc.	37,400	988,773
Temairazu, Inc.	400	15,092
Toell Co., Ltd.	4,000	22,696
Toho Holdings Co., Ltd.	5,600	93,493
Tokio Marine Holdings, Inc.	70,500	1,509,163
Tokuyama Corp.	16,700	226,609
Tokyo Rakutenchi Co., Ltd.	700	21,693
Tokyo Seimitsu Co., Ltd.	9,100	295,655
Tokyotokeiba Co., Ltd.	1,800	51,896
Topcon Corp.	2,800	32,118
Toyo Machinery & Metal Co., Ltd.	5,200	21,743
Transcosmos, Inc.	1,700	42,147
Tsubakimoto Kogyo Co., Ltd.	700	20,534
Ushio, Inc.	7,600	93,107
USS Co., Ltd.	20,000	316,953
VINX Corp.	1,800	20,317
Warabeya Nichiyo Holdings Co., Ltd.	13,700	190,968
Wowow, Inc.	5,000	48,181
Xebio Holdings Co., Ltd.	10,400	72,569
Yushin Precision Equipment Co., Ltd.	5,900	29,900
Total Japan		50,960,359
MALAYSIA - 0.1%
CIMB Group Holdings Bhd	278,592	366,969
Heineken Malaysia Bhd	24,602	140,761
Total Malaysia		507,730
MEXICO - 0.6%
Corp. Moctezuma S.A.B. de C.V., Series	57,896	163,410

Investments	Shares	Value
COMMON STOCKS (continued)
MEXICO (continued)
Fomento Economico Mexicano S.A.B. de C.V., ADR	12,224	$954,939
Grupo Financiero Banorte S.A.B. de C.V., Class O	107,193	771,444
Grupo Mexico S.A.B. de C.V., Series B	391,983	1,381,943
Wal-Mart de Mexico S.A.B. de C.V.	300,540	1,062,335
Total Mexico		4,334,071
NETHERLANDS - 3.0%
Adyen N.V.(a)(b)	1,200	1,660,579
Akzo Nobel N.V.	29,300	1,955,073
ASM International N.V.	4,650	1,177,198
ASML Holding N.V.	3,294	1,783,052
ASML Holding N.V.	2,980	1,628,272
Heineken N.V.	28,000	2,630,643
Koninklijke DSM N.V.	20,400	2,500,948
Nedap N.V.	288	16,943
NN Group N.V.	38,400	1,568,307
OCI N.V.	19,547	697,525
QIAGEN N.V.(a)	18,271	919,552
QIAGEN N.V.(a)	23,615	1,177,680
Universal Music Group N.V.	64,303	1,552,221
Wolters Kluwer N.V.	15,590	1,628,517
Total Netherlands		20,896,510
NEW ZEALAND - 0.1%
Channel Infrastructure NZ Ltd.(a)	101,742	92,233
Eroad Ltd.(a)	4,854	2,893
Mainfreight Ltd.	4,633	197,406
NZME Ltd.	15,540	11,526
Rakon Ltd.(a)	19,302	12,517
Scales Corp. Ltd.	9,331	24,285
SKY Network Television Ltd.	23,673	34,568
Spark New Zealand Ltd.	17,056	58,463
Total New Zealand		433,891
NORWAY - 0.09%
Aker BP ASA	27,042	842,929
Belships ASA	3,699	5,381
Bouvet ASA	35,723	217,281
DNB Bank ASA	28,100	556,328
Equinor ASA	44,344	1,590,548
Gjensidige Forsikring ASA	1,848	36,265
Kongsberg Gruppen ASA	5,470	232,153
Norsk Hydro ASA	169,353	1,268,372
SpareBank 1 Nord Norge	3,671	35,976
Sparebanken More	4,060	34,895
Wallenius Wilhelmsen ASA	17,371	172,156
Western Bulk Chartering AS	4,034	15,057
Wilh Wilhelmsen Holding ASA, Class B	958	25,623
Wilson ASA	2,215	14,596
Yara International ASA	27,501	1,209,163
Total Norway		6,256,723

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
PERU - 0.4%
Credicorp Ltd.	23,265	$3,156,130
POLAND - 0.1%
Allegro.eu S.A.(a)(b)	26,497	152,625
Bank Polska Kasa Opieki S.A.	9,684	191,844
Grupa Pracuj S.A.	18,330	171,180
Powszechny Zaklad Ubezpieczen S.A.	41,127	333,132
Total Poland		848,781
PORTUGAL - 0.0%(c)
Altri SGPS S.A.	9,011	48,238
REN - Redes Energeticas Nacionais,SGPS, S.A.	20,545	55,501
Total Portugal		103,739
RUSSIA - 0.0%(c)
HeadHunter Group PLC, ADR	39,294	393
Yandex N.V., Class A(a)	8,610	0
Total Russia		393
SINGAPORE - 1.5%
BRC Asia Ltd.	18,500	25,009
DBS Group Holdings Ltd.	264,100	6,686,065
Delfi Ltd.	35,400	20,429
Great Eastern Holdings Ltd.	900	12,433
Golden Agri-Resources Ltd.	902,800	168,332
Haw Par Corp. Ltd.	32,800	234,560
HRnetgroup Ltd.	101,100	59,236
IGG, Inc.(a)	42,000	15,452
Jardine Cycle & Carriage Ltd.	40,100	856,758
Keppel Corp. Ltd.	193,100	1,047,490
Raffles Medical Group Ltd.	16,900	17,673
Samudera Shipping Line Ltd.	81,500	51,155
Sembcorp Industries Ltd.	71,700	180,516
Singapore Technologies Engineering Ltd.	434,500	1,087,457
Total Singapore		10,462,565
SOUTH AFRICA - 0.05%
Aspen Pharmacare Holdings Ltd.	38,860	312,152
AVI Ltd.	34,332	151,274
Capitec Bank Holdings Ltd.	3,301	361,080
FirstRand Ltd.	173,302	632,979
Foschini Group Ltd. (The)	8,622	51,423
Gold Fields Ltd.	58,351	603,917
MTN Group Ltd.	50,481	378,137
Naspers Ltd., Class N	3,817	629,235
Shoprite Holdings Ltd.	32,210	428,512
Total South Africa		3,548,709
SOUTH KOREA - 2.1%
Kia Motors Corp.	4,666	220,073
Korea Zinc Co., Ltd.	919	412,298
LG Chem Ltd.	2,095	1,002,186
LG Energy Solution Ltd.(a)	2,743	950,420
LG H&H Co Ltd	570	327,979
LG Uplus Corp.	36,849	323,139
S-1 Corp.	3,681	173,096

Investments	Shares	Value
COMMON STOCKS (continued)
SOUTH KOREA (continued)
Samsung Electro-Mechanics Co., Ltd.	1,411	$147,037
Samsung Electronics Co., Ltd.	100,539	4,433,578
Samsung Electronics Co., Ltd., GDR	1,930	2,145,292
Samsung Fire & Marine Insurance Co., Ltd.	2,439	386,659
Samsung SDI Co., Ltd.(a)	2,234	1,052,668
SK Hynix, Inc.	32,154	1,935,410
SK Innovation Co., Ltd.(a)	2,659	326,983
SK Telecom Co., Ltd.	8,803	329,343
Total South Korea		14,166,161
SPAIN - 0.5%
Corp. ACCIONA Energias Renovables S.A.	2,261	87,382
Iberdrola S.A.	112,017	1,310,319
Industria de Diseno Textil S.A.	69,942	1,862,426
Naturhouse Health SAU	7,581	12,820
Total Spain		3,272,947
SWEDEN - 0.8%
Assa Abloy AB, Class B	86,400	1,858,975
Atlas Copco AB, Class A	84,580	1,001,373
B3 Consulting Group AB	8,679	130,881
BTS Group AB, Class B	3,300	92,112
Evolution AB(b)	18,040	1,761,855
FM Mattsson Mora Group AB	2,861	16,609
New Wave Group AB, Class B	9,514	188,962
Nordnet AB publ	8,953	130,188
Ratos AB, Class A	1,209	5,060
SkiStar AB	2,301	24,531
VNV Global AB(a)	8,596	21,527
Total Sweden		5,232,073
SWITZERLAND - 4.0%
Alcon, Inc.	69,130	4,748,158
Burkhalter Holding AG	263	21,800
Coca-Cola HBC AG(a)	15,974	381,285
dormakaba Holding AG	997	366,366
Glencore PLC	281,706	1,883,704
Kuehne + Nagel International AG	4,196	975,083
Lonza Group AG	1,900	935,138
Mobilezone Holding AG	5,837	96,594
Nestle S.A.	18,407	2,125,741
Novartis AG	66,810	6,051,737
Roche Holding AG	13,318	4,185,339
Sika AG	7,710	1,860,341
Sonova Holding AG	4,599	1,094,273
STMicroelectronics N.V.	599	21,307
Swatch Group AG (The)	4,598	1,305,353
UBS Group AG	83,633	1,558,884
Total Switzerland		27,611,103
TAIWAN - 1.6%
Accton Technology Corp.	31,000	236,262
ASE Technology Holding Co., Ltd.	204,000	622,680
Cathay Financial Holding Co., Ltd.	292,037	379,852
Chunghwa Telecom Co., Ltd.	109,000	400,644

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (continued)

Investments	Shares	Value
COMMON STOCKS (continued)
TAIWAN (continued)
CTBC Financial Holding Co., Ltd.	744,000	$534,730
Hon Hai Precision Industry Co., Ltd.	343,000	1,114,366
Kerry TJ Logistics Co., Ltd.	87,000	106,964
Lumax International Corp. Ltd.	24,900	55,778
MediaTek, Inc.	16,000	324,993
Nien Made Enterprise Co., Ltd.	60,000	574,601
Taiwan Semiconductor Manufacturing Co., Ltd.	304,000	4,430,693
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	28,466	2,120,432
Uni-President Enterprises Corp.	169,000	366,082
Total Taiwan		11,268,077
THAILAND - 0.1%
Kasikornbank PCL, NVDR	209,000	890,068
UNITED ARAB EMIRATES - 0.1%
Emaar Properties PJSC	340,476	541,955
First Abu Dhabi Bank PJSC	55,458	257,938
Total United Arab Emirates		799,893
UNITED STATES - 1.5%
Aon PLC, Class A	8,110	2,434,136
Atlassian Corp., Class A(a)	11,636	1,497,321
EPAM Systems, Inc.(a)	4,650	1,523,991
Hamilton Thorne Ltd.(a)	9,700	11,677
Mettler-Toledo International, Inc.(a)	880	1,271,996
ResMed, Inc.	5,410	1,125,983
STERIS PLC	8,690	1,604,956
Waste Connections, Inc.	7,750	1,027,340
Total United States		10,497,400
URUGUAY - 0.1%
Globant S.A.(a)	1,056	177,577
MercadoLibre, Inc.(a)	244	206,483
Total Uruguay		384,060
TOTAL COMMON STOCKS (Cost: $448,022,233)		430,212,952

Investments	Shares	Value
EXCHANGrE-TRADED FUNDS - 35.8%
iShares Core MSCI Total International Stock ETF	4,188,015	$242,402,308
iShares MSCI India ETF	59,768	2,494,716
iShares MSCI Saudi Arabia ETF	26,933	1,015,913
TOTAL EXCHANGE-TRADED FUNDS (Cost: $277,358,504)		245,912,937
PREFERRED STOCK - 0.1%
Brazil - 0.1%
Banco Bradesco S.A. (Cost: $392,057)	138,306	401,065
SHORT-TERM INVESTMENTS - 1.2%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 3.71%(d) (Cost $8,013,814)	8,013,814	8,013,814
TOTAL INVESTMENTS - 99.7% (Cost: $733,786,608)		684,540,768
OTHER ASSETS AND LIABILITIES, NET - 0.3%		2,109,715
NET ASSETS - 100.0%		$686,650,483

(a)	Non-income producing security.
(b)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2022, the value of these securities was $12,951,561, representing 1.9% of net assets.
(c)	Amount is less than 0.05%.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER INTERNATIONAL EQUITY FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Australia	$2,306,574	$20,574,944	$—	$22,881,518
Austria	—	5,033,537	—	5,033,537
Belgium	—	1,500,225	—	1,500,225
Brazil	2,662,403	2,469,724	—	5,132,127
Britain	8,077,065	37,990,300	—	46,067,365
Canada	19,770,794	—	—	19,770,794
Chile	575,544	—	—	575,544
China	2,048,078	24,213,728	—	26,261,806
Denmark	—	14,993,171	—	14,993,171
Egypt	117,044	—	—	117,044
Finland	—	3,338,752	—	3,338,752
France	—	34,935,021	—	34,935,021
Germany	—	21,658,594	—	21,658,594
Greece	—	787,840	—	787,840
Hong Kong	—	12,764,447	—	12,764,447
Hungary	—	469,635	—	469,635
Iceland	—	80,785	—	80,785
India	10,395,429	1,847,706	—	12,243,135
Indonesia	—	993,501	—	993,501
Ireland	8,069,240	6,632,221	—	14,701,461
Israel	1,533,096	2,284,137	—	3,817,233
Italy	—	6,458,034	—	6,458,034
Japan	—	50,960,359	—	50,960,359
Malaysia	—	507,730	—	507,730
Mexico	4,334,071	—	—	4,334,071
Netherlands	2,805,952	18,090,558	—	20,896,510
New Zealand	—	433,891	—	433,891
Norway	—	6,256,723	—	6,256,723
Peru	3,156,130	—	—	3,156,130
Poland	—	848,781	—	848,781
Portugal	—	103,739	—	103,739
Russia	—	393	—	393
Singapore	—	10,462,565	—	10,462,565
South Africa	—	3,548,709	—	3,548,709
South Korea	—	14,166,161	—	14,166,161
Spain	—	3,272,947	—	3,272,947
Sweden	—	5,232,073	—	5,232,073
Switzerland	21,306	27,589,797	—	27,611,103
Taiwan	2,120,432	9,147,645	—	11,268,077
Thailand	890,068	—	—	890,068
United Arab Emirates	—	799,893	—	799,893
United States	10,497,400	—	—	10,497,400
Uruguay	384,060	—	—	384,060
Total Common Stocks	79,764,686	350,448,266	—	430,212,952
Exchange-Traded Funds	245,912,937	—	—	245,912,937
Preferred Stock*	—	401,065	—	401,065
Money Market Fund	8,013,814	—	—	8,013,814
Total Investments in Securities	$333,691,437	$350,849,331	$—	$684,540,768

* See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND

Investments	Principal Amount	Value
CORPORATE BONDS - 18.1%
BASIC MATERIALS - 0.3%
Albemarle Corp., 4.65%, 6/1/27	$137,000	$133,599
Albemarle Corp., 5.65%, 6/1/52	78,000	70,969
Cabot Corp., 5.00%, 6/30/32	112,000	103,555
Celanese US Holdings LLC, 5.90%, 7/5/24	145,000	144,953
CF Industries, Inc., 5.38%, 3/15/44	153,000	137,458
Ecolab, Inc., 2.70%, 12/15/51	147,000	91,435
Ecolab, Inc., 5.25%, 1/15/28	137,000	139,584
Georgia-Pacific LLC, 0.95%, 5/15/26 (a)	613,000	536,882
Inversiones CMPC S.A., 3.00%, 4/6/31 (a)	200,000	167,407
LYB International Finance III LLC, 4.20%, 5/1/50	205,000	151,569
Newmont Corp., 2.25%, 10/1/30	775,000	622,898
Nucor Corp., 3.13%, 4/1/32	56,000	47,467
Nucor Corp., 4.30%, 5/23/27	104,000	101,455
RPM International, Inc., 2.95%, 1/15/32	49,000	38,608
RPM International, Inc., 4.55%, 3/1/29	234,000	216,603
SASOL Financing USA LLC, 5.88%, 3/27/24	200,000	195,518
Westlake Chemical Corp., 3.38%, 8/15/61	167,000	98,483
Total Basic Materials		2,998,443
COMMUNICATIONS - 1.1%
Amazon.com, Inc., 3.30%, 4/13/27	121,000	114,829
Amazon.com, Inc., 4.10%, 4/13/62	249,000	205,477
Amazon.com, Inc., 4.65%, 12/1/29	79,000	78,409
AT&T, Inc., 3.50%, 9/15/53	1,305,000	880,792
AT&T, Inc., 3.65%, 9/15/59	28,000	18,741
AT&T, Inc., 3.85%, 6/1/60	52,000	36,076
AT&T, Inc., 4.30%, 2/15/30	25,000	23,540
AT&T, Inc., Senior Bond, 4.50%, 5/15/35	151,000	137,266
AT&T, Inc., Senior Bond, 4.75%, 5/15/46	342,000	289,132
AT&T, Inc., Senior Bond, 4.90%, 8/15/37	188,000	172,791
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 6/1/41	79,000	51,476
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, 3/1/42	430,000	275,525
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.85%, 4/1/61	51,000	29,496
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	578,000	419,598
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 4/1/38	38,000	31,637
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 5.38%, 5/1/47	400,000	313,777
Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Bond, 6.38%, 10/23/35	597,000	581,947

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
COMMUNICATIONS (continued)
Comcast Corp., 4.00%, 3/1/48	$252,000	$202,058
Comcast Corp., 4.15%, 10/15/28	120,000	115,074
Comcast Corp., 4.25%, 10/15/30	90,000	86,099
Comcast Corp., 4.60%, 10/15/38	87,000	80,374
Comcast Corp., 5.25%, 11/7/25	48,000	48,629
Corning, Inc., 5.45%, 11/15/79	277,000	239,068
Cox Communications, Inc., 2.60%, 6/15/31 (a)	625,000	497,722
CSC Holdings LLC, 5.50%, 4/15/27 (a)	250,000	209,719
Discovery Communications LLC, 5.30%, 5/15/49	97,000	73,341
Expedia Group, Inc., 2.95%, 3/15/31	73,000	58,702
Meta Platforms, Inc., 4.45%, 8/15/52	63,000	50,063
Meta Platforms, Inc., 4.65%, 8/15/62	65,000	52,152
Paramount Global, Senior Bond, 5.85%, 9/1/43	37,000	30,724
Sprint Corp., 7.88%, 9/15/23	275,000	278,846
T-Mobile USA, Inc., 3.00%, 2/15/41	875,000	617,421
T-Mobile USA, Inc., 3.60%, 11/15/60	86,000	56,783
T-Mobile USA, Inc., 3.88%, 4/15/30	150,000	135,872
T-Mobile USA, Inc., 4.38%, 4/15/40	475,000	405,365
Time Warner Cable LLC, 6.55%, 5/1/37	4,000	3,808
Verizon Communications, Inc., 1.50%, 9/18/30	1,000,000	777,434
Verizon Communications, Inc., 2.55%, 3/21/31	710,000	583,875
Verizon Communications, Inc., 2.85%, 9/3/41	114,000	78,455
Verizon Communications, Inc., 3.00%, 11/20/60	184,000	109,558
Verizon Communications, Inc., 3.40%, 3/22/41	1,399,000	1,051,911
Verizon Communications, Inc., 3.88%, 3/1/52	99,000	75,077
Verizon Communications, Inc., 5.11%, 3/20/26 (SOFR + 0.790%)(b)	1,000,000	974,808
Verizon Communications, Inc., Senior Bond, 4.40%, 11/1/34	168,000	154,267
ViacomCBS, Inc., 4.38%, 3/15/43	423,000	291,280
Total Communications		10,998,994
CONSUMER, CYCLICAL - 1.1%
Dana, Inc., 5.38%, 11/15/27	75,000	69,571
Delta Air Lines Pass Through Trust, Series 2015-1A, 3.88%, 1/30/29	387,977	342,123
Delta Air Lines Pass Through Trust, Series 2019-1A, 3.40%, 10/25/25	150,000	143,305
Delta Air Lines Pass Through Trust, Series 2020-A, 2.50%, 12/10/29	1,238,564	1,051,759
Delta Air Lines Pass Through Trust, Series 2020-AA, 2.00%, 12/10/29	425,258	362,130
Ford Motor Co., 5.29%, 12/8/46	400,000	304,806
Ford Motor Co., Senior Bond, 4.75%, 1/15/43	100,000	71,779
Gap, Inc. (The), 3.63%, 10/1/29 (a)	50,000	35,270
Gap, Inc. (The), 3.88%, 10/1/31 (a)	150,000	104,642
General Motors Co., 5.40%, 10/15/29	138,000	131,693
General Motors Co., 5.60%, 10/15/32	1,000,000	928,996
General Motors Co., Senior Bond, 6.25%, 10/2/43	205,000	189,528
General Motors Financial Co., Inc., 2.70%, 6/10/31	95,000	72,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, CYCLICAL (continued)
Lowe’s Cos., Inc., 2.80%, 9/15/41	$1,250,000	$850,627
Lowe’s Cos., Inc., 3.10%, 5/3/27	47,000	43,757
Lowe’s Cos., Inc., 4.45%, 4/1/62	68,000	52,863
Marriott International, Inc., Series GG, 3.50%, 10/15/32	761,000	633,048
Marriott International, Inc., Series HH, 2.85%, 4/15/31	281,000	227,549
McDonald’s Corp., 3.50%, 7/1/27	103,000	97,703
McDonald’s Corp., 3.63%, 9/1/49	156,000	117,349
Mercedes-Benz Finance North America LLC, 5.38%, 11/26/25	151,000	151,817
O’Reilly Automotive, Inc., Senior Note, 3.60%, 9/1/27	100,000	94,244
PACCAR Financial Corp., 4.95%, 10/3/25	57,000	57,253
Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/1/25	200,000	192,659
Starbucks Corp., Senior Note, 2.45%, 6/15/26	500,000	463,068
Stellantis Finance US, Inc., 2.69%, 9/15/31 (a)	385,000	293,756
Taylor Morrison Communities, Inc., 5.13%, 8/1/30 (a)	150,000	129,935
Taylor Morrison Communities, Inc., 5.63%, 3/1/24 (a)	150,000	148,875
Toyota Motor Credit Corp., 1.90%, 4/6/28	219,000	190,416
Toyota Motor Credit Corp., 5.45%, 11/10/27	191,000	195,278
United Airlines, Inc., 4.38%, 4/15/26 (a)	185,000	171,481
United Airlines, Inc., 4.63%, 4/15/29 (a)	35,000	30,474
Walmart, Inc., 1.80%, 9/22/31	1,175,000	956,236
Warnermedia Holdings, Inc., 3.64%, 3/15/25 (a)	89,000	84,636
Warnermedia Holdings, Inc., 5.05%, 3/15/42 (a)	493,000	377,186
Warnermedia Holdings, Inc., 5.14%, 3/15/52 (a)	290,000	210,820
Warnermedia Holdings, Inc., 5.39%, 3/15/62 (a)	153,000	111,692
William Carter Co. (The), 5.63%, 3/15/27 (a)	250,000	239,805
Wolverine World Wide, Inc., 4.00%, 8/15/29 (a)	150,000	113,634
Total Consumer, Cyclical		10,044,550
CONSUMER, NON-CYCLICAL - 2.8%
AbbVie, Inc., 4.05%, 11/21/39	149,000	127,536
AbbVie, Inc., 4.25%, 11/21/49	631,000	523,658
AbbVie, Inc., 4.55%, 3/15/35	380,000	355,330
AbbVie, Inc., 4.75%, 3/15/45	150,000	134,707
AbbVie, Inc., Senior Bond, 4.50%, 5/14/35	200,000	185,261

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Albertsons Cos., Inc./Safeway, Inc./New Albertsons L.P./Albertsons LLC, 3.50%, 3/15/29 (a)	$200,000	$167,798
AmerisourceBergen Corp., 3.45%, 12/15/27	46,000	42,978
AmerisourceBergen Corp., Senior Bond, 4.30%, 12/15/47	101,000	83,799
Amgen, Inc., 2.80%, 8/15/41	610,000	422,614
Amgen, Inc., 4.88%, 3/1/53	68,000	60,307
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	120,000	113,333
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	446,000	405,448
Anheuser-Busch InBev Worldwide, Inc., 4.60%, 4/15/48	494,000	429,262
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39	200,000	199,562
Ascension Health, 2.53%, 11/15/29	630,000	539,978
Ascension Health, 3.11%, 11/15/39	120,000	92,182
BAT Capital Corp., 2.73%, 3/25/31	620,000	483,735
Becton Dickinson and Co., 4.30%, 8/22/32	60,000	56,161
Bristol-Myers Squibb Co., 0.75%, 11/13/25	164,000	147,367
Bristol-Myers Squibb Co., 3.90%, 2/20/28	152,000	146,353
Bristol-Myers Squibb Co., 4.13%, 6/15/39	40,000	35,591
Bush Foundation, 2.75%, 10/1/50	300,000	194,843
Cardinal Health, Inc., 4.50%, 11/15/44	150,000	119,519
Cigna Corp., 2.40%, 3/15/30	430,000	360,222
Cigna Corp., 3.40%, 3/15/50	217,000	153,795
Cigna Corp., 3.88%, 10/15/47	56,000	43,414
Cigna Corp., 4.38%, 10/15/28	190,000	183,242
Conagra Brands, Inc., 7.00%, 10/1/28	159,000	169,517
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29	1,000,000	859,784
Constellation Brands, Inc., 4.35%, 5/9/27	67,000	65,243
CVS Health Corp., 5.13%, 7/20/45	261,000	237,877
CVS Health Corp., Senior Bond, 4.78%, 3/25/38	512,000	466,398
Duke University Health System, Inc., Senior Bond, 3.92%, 6/1/47	70,000	57,577

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Elevance Health, Inc., 2.88%, 9/15/29	$114,000	$100,158
Elevance Health, Inc., 6.10%, 10/15/52	54,000	57,568
ERAC USA Finance LLC, 4.20%, 11/1/46 (a)	325,000	252,346
Ford Foundation (The), 2.82%, 6/1/70	851,000	496,371
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	134,000	135,568
General Mills, Inc., 5.24%, 11/18/25	63,000	63,157
Gilead Sciences, Inc., 2.60%, 10/1/40	1,075,000	750,018
Gilead Sciences, Inc., 2.80%, 10/1/50	1,000,000	639,335
GSK Consumer Healthcare Capital U.S. LLC, 4.00%, 3/24/52	250,000	194,978
HCA, Inc., 3.50%, 9/1/30	126,000	108,672
HCA, Inc., 3.50%, 7/15/51	145,000	93,027
HCA, Inc., 4.63%, 3/15/52 (a)	162,000	126,084
HCA, Inc., 5.88%, 2/15/26	58,000	58,366
HCA, Inc., 7.75%, 7/15/36	150,000	163,199
Hormel Foods Corp., 0.65%, 6/3/24	147,000	138,428
Humana, Inc., 1.35%, 2/3/27	140,000	121,043
Humana, Inc., 5.88%, 3/1/33	45,000	46,454
Kraft Heinz Foods Co., 4.38%, 6/1/46	234,000	190,149
Kraft Heinz Foods Co., 4.88%, 10/1/49	273,000	236,976
Lamb Weston Holdings, Inc., 4.13%, 1/31/30 (a)	75,000	66,240
Lamb Weston Holdings, Inc., 4.38%, 1/31/32 (a)	225,000	196,582
Massachusetts Institute of Technology, 3.89%, 7/1/2116	75,000	53,922
Massachusetts Institute of Technology, 4.68%, 7/1/2114	150,000	127,703
Mather Foundation, Series 2021, 2.68%, 10/1/31	750,000	613,312
Merck & Co., Inc., 2.15%, 12/10/31	1,150,000	939,083
Merck & Co., Inc., 2.75%, 12/10/51	625,000	417,587
Mozart Debt Merger Sub, Inc., 3.88%, 4/1/29 (a)	175,000	141,043
Mylan, Inc., 3.13%, 1/15/23 (a)	480,000	479,631
Mylan, Inc., 5.20%, 4/15/48	275,000	204,787
Mylan, Inc., 5.40%, 11/29/43	180,000	142,486
NBM US Holdings, Inc., 6.63%, 8/6/29 (a)	800,000	772,624
Nestle Holdings, Inc., 3.50%, 9/24/25 (a)	547,000	530,601
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 4.13%, 4/30/28 (a)	275,000	243,485
Orlando Health Obligated Group, 4.09%, 10/1/48	50,000	39,345

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
PepsiCo, Inc., 2.25%, 3/19/25	$131,000	$124,694
PepsiCo, Inc., 2.88%, 10/15/49	1,000,000	714,440
PepsiCo, Inc., 3.60%, 2/18/28	81,000	77,551
PepsiCo, Inc., 3.90%, 7/18/32	92,000	86,746
PepsiCo, Inc., 4.20%, 7/18/52	25,000	22,760
Philip Morris International, Inc., 5.63%, 11/17/29	480,000	486,950
Philip Morris International, Inc., 5.75%, 11/17/32	200,000	203,885
Pilgrim’s Pride Corp., 5.88%, 9/30/27 (a)	300,000	290,993
President & Fellows of Harvard College, 5.63%, 10/1/38	515,000	551,131
President & Fellows of Harvard College, 3.62%, 10/1/37	50,000	42,852
President & Fellows of Harvard College, 6.50%, 1/15/39 (a)	105,000	123,224
Procter & Gamble Co. (The), 1.20%, 10/29/30	1,150,000	902,305
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/1/29	110,000	93,086
Roche Holdings, Inc., 2.13%, 3/10/25 (a)	803,000	760,232
S&P Global, Inc., 2.70%, 3/1/29 (a)	177,000	155,799
Smithfield Foods, Inc., 4.25%, 2/1/27 (a)	129,000	118,777
Smithfield Foods, Inc., 5.20%, 4/1/29 (a)	162,000	147,987
Stanford Health Care, 3.03%, 8/15/51	1,000,000	657,309
Sutter Health, 4.09%, 8/15/48	125,000	101,068
Sysco Corp., 4.45%, 3/15/48	290,000	237,758
Sysco Corp., 4.50%, 4/1/46	165,000	138,249
Sysco Corp., 5.95%, 4/1/30	38,000	39,328
Sysco Corp., 6.60%, 4/1/50	95,000	103,541
Tenet Healthcare Corp., 4.38%, 1/15/30 (a)	25,000	21,639
Tenet Healthcare Corp., 4.63%, 7/15/24	123,000	119,957
Tenet Healthcare Corp., 6.13%, 6/15/30 (a)	75,000	71,460
Trustees of Boston College, 3.13%, 7/1/52	169,000	117,133
Trustees of Princeton University (The), 2.52%, 7/1/50	90,000	59,884
Trustees of Princeton University (The), 5.70%, 3/1/39	495,000	535,652
Unilever Capital Corp., 2.13%, 9/6/29	675,000	571,271
United Rentals North America, Inc., 3.75%, 1/15/32	50,000	40,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
United Rentals North America, Inc., 3.88%, 2/15/31	$62,000	$51,974
United Rentals North America, Inc., 5.25%, 1/15/30	70,000	65,771
UnitedHealth Group, Inc., 1.25%, 1/15/26	234,000	212,059
UnitedHealth Group, Inc., 4.95%, 5/15/62	52,000	48,666
UnitedHealth Group, Inc., 5.15%, 10/15/25	127,000	128,448
UnitedHealth Group, Inc., 5.25%, 2/15/28	97,000	99,156
UnitedHealth Group, Inc., 6.05%, 2/15/63	97,000	105,258
University of Chicago (The), 0, 2.76%, 4/1/45	100,000	74,757
Vector Group Ltd., 5.75%, 2/1/29 (a)	250,000	216,765
Viatris, Inc., 3.85%, 6/22/40	156,000	104,598
Viatris, Inc., 4.00%, 6/22/50	309,000	190,387
Wisconsin Alumni Research Foundation, 3.56%, 10/1/49	1,300,000	885,666
Zoetis, Inc., 5.40%, 11/14/25	46,000	46,919
Zoetis, Inc., 5.60%, 11/16/32	678,000	702,833
Total Consumer, Non-cyclical		27,256,428
ENERGY - 1.3%
Antero Midstream Partners L.P./Antero Midstream Finance Corp., 7.88%, 5/15/26 (a)	175,000	177,147
Boardwalk Pipelines L.P., 3.60%, 9/1/32	73,000	60,407
BP Capital Markets America, Inc., 2.77%, 11/10/50	1,000,000	638,417
BP Capital Markets America, Inc., 3.00%, 2/24/50	140,000	93,376
BP Capital Markets America, Inc., 3.54%, 4/6/27	330,000	313,617
Canadian Natural Resources Ltd., Senior Bond, 6.25%, 3/15/38	200,000	197,864
Cenovus Energy, Inc., Senior Bond, 5.25%, 6/15/37	205,000	186,748
Chevron Corp., 1.55%, 5/11/25	152,000	141,399
Chevron USA, Inc., 4.20%, 10/15/49	52,000	43,079
Colonial Enterprises, Inc., 3.25%, 5/15/30 (a)	510,000	441,514
Continental Resources, Inc., 3.80%, 6/1/24	775,000	753,631
DCP Midstream Operating L.P., 5.13%, 5/15/29	320,000	308,395
DCP Midstream Operating L.P., 6.75%, 9/15/37 (a)	550,000	554,393
Diamondback Energy, Inc., 3.50%, 12/1/29	80,000	70,186

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Diamondback Energy, Inc., 4.40%, 3/24/51	$151,000	$115,029
Diamondback Energy, Inc., 6.25%, 3/15/53	150,000	144,953
Duke Energy Carolinas LLC, 3.55%, 3/15/52	52,000	38,835
Ecopetrol S.A., Senior Note, 4.13%, 1/16/25	200,000	190,472
Energy Transfer L.P., 4.90%, 3/15/35	157,000	139,808
Energy Transfer L.P., 4.95%, 6/15/28	115,000	111,203
Energy Transfer L.P., 5.00%, 5/15/50	505,000	403,460
Energy Transfer L.P., 5.30%, 4/15/47	110,000	91,519
Energy Transfer L.P., 5.75%, 2/15/33	64,000	62,615
Energy Transfer L.P., 6.13%, 12/15/45	20,000	18,505
Energy Transfer L.P., Senior Note, 4.95%, 5/15/28	165,000	158,258
EnLink Midstream Partners L.P., Senior Bond, 5.05%, 4/1/45	4,000	3,031
Enterprise Products Operating LLC, 3.20%, 2/15/52	81,000	53,075
Enterprise Products Operating LLC, 4.85%, 8/15/42	200,000	176,668
Enterprise Products Operating LLC, Series E, 5.25%, 8/16/77 (5.25% fixed rate until 8/16/27; 3.03% + 3 month USD LIBOR thereafter)(b)	121,000	97,324
EQT Corp., 3.63%, 5/15/31 (a)	38,000	32,203
Florida Gas Transmission Co. LLC, 2.30%, 10/1/31 (a)	355,000	270,994
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	113,000	109,923
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (a)	173,000	152,997
Halliburton Co., 4.75%, 8/1/43	107,000	91,267
Halliburton Co., Senior Bond, 4.85%, 11/15/35	115,000	106,388
Helmerich & Payne, Inc., 2.90%, 9/29/31	375,000	304,359
Hess Corp., 6.00%, 1/15/40	46,000	45,057
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 4/15/30 (a)	100,000	88,928
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 4/15/32 (a)	100,000	86,292
Marathon Oil Corp., 6.80%, 3/15/32	126,000	129,626
Marathon Oil Corp., Senior Bond, 6.60%, 10/1/37	48,000	47,702
MPLX L.P., Senior Bond, 5.50%, 2/15/49	225,000	197,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
ENERGY (continued)
Murray Energy Corp., Secured Note, 12.00%, 4/15/24 (a)(c)	$180,991	$0
ONEOK Partners L.P., 6.65%, 10/1/36	186,000	186,137
ONEOK, Inc., 3.10%, 3/15/30	1,810,000	1,516,797
ONEOK, Inc., 4.50%, 3/15/50	250,000	186,154
ONEOK, Inc., 4.95%, 7/13/47	150,000	120,814
ONEOK, Inc., 5.20%, 7/15/48	300,000	249,892
Ovintiv, Inc., Senior Bond, 7.38%, 11/1/31	231,000	245,873
Petroleos Mexicanos, 6.50%, 3/13/27	200,000	182,416
Petroleos Mexicanos, 6.75%, 9/21/47	335,000	213,730
Plains All American Pipeline L.P./PAA Finance Corp., 6.65%, 1/15/37	137,000	134,787
Sabine Pass Liquefaction LLC, 5.90%, 9/15/37	63,000	63,044
Sanchez Energy Corp., 6.13%, 1/15/23 (c)	100,000	0
Sanchez Energy Corp., 7.75%, 6/15/21 (c)	150,000	0
Schlumberger Holdings Corp., 3.90%, 5/17/28 (a)	92,000	85,715
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30 (a)	175,000	151,328
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.00%, 1/15/32	64,000	53,849
Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 6.50%, 7/15/27	231,000	232,464
Topaz Solar Farms LLC, 4.88%, 9/30/39 (a)	323,362	285,367
Transcontinental Gas Pipe Line Co. LLC, 3.95%, 5/15/50	230,000	174,890
Valero Energy Partners L.P., Senior Note, 4.50%, 3/15/28	350,000	339,353
Venture Global Calcasieu Pass LLC, 3.88%, 8/15/29 (a)	25,000	21,875
Venture Global Calcasieu Pass LLC, 4.13%, 8/15/31 (a)	25,000	21,300
Western Midstream Operating L.P., 5.30%, 3/1/48	10,000	8,222
Williams Cos., Inc. (The), 5.75%, 6/24/44	322,000	306,567
Williams Cos., Inc. (The), Senior Bond, 4.90%, 1/15/45	200,000	170,057
Total Energy		12,399,045

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL - 6.8%
Americo Life, Inc., 3.45%, 4/15/31 (a)	$110,000	$83,651
Athene Global Funding, 1.73%, 10/2/26 (a)	237,000	203,473
Bank of America Corp., 2.46%, 10/22/25 (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)(b)	496,000	468,649
Bank of America Corp., 3.19%, 7/23/30 (3.19% fixed rate until 7/23/29; 1.18% + 3 month USD LIBOR thereafter)(b)	45,000	38,704
Bank of America Corp., 4.08%, 4/23/40 (4.08% fixed rate until 4/23/39; 1.32% + 3 month USD LIBOR thereafter)(b)	73,000	60,697
Bank of America Corp., 4.45%, 3/3/26	1,525,000	1,494,296
Bank of America Corp., (5 year CMT + 2.000%), 3.85%, 3/8/37 (b)	320,000	264,979
Bank of America Corp., (SOFR + 0.910%), 0.98%, 9/25/25 (b)	32,000	29,452
Bank of America Corp., (SOFR + 1.210%), 2.57%, 10/20/32 (b)	530,000	415,097
Bank of America Corp., (SOFR + 1.330%), 3.38%, 4/2/26 (b)	106,000	101,234
Bank of America Corp., (SOFR + 1.580%), 3.31%, 4/22/42 (b)	153,000	112,170
Bank of America Corp., (SOFR + 1.830%), 4.57%, 4/27/33 (b)	70,000	64,029
Bank of America Corp., Senior Bond, 3.82%, 1/20/28 (3.82% fixed rate until 1/20/27; 1.58% + 3 month USD LIBOR thereafter)(b)	1,367,000	1,275,570
Bank of America Corp., Series JJ, 5.13%, 6/20/24 (5.13% fixed rate until 6/20/24; 3.29% + 3 month USD LIBOR thereafter)(b)(d)	290,000	268,415
Bank of America Corp., Series N, (SOFR + 1.220%), 2.65%, 3/11/32 (b)	1,675,000	1,340,714
Bank of America Corp., Subordinated Note, Series L, 4.18%, 11/25/27	540,000	512,190
BankUnited, Inc., 4.88%, 11/17/25	459,000	451,849
BankUnited, Inc., 5.13%, 6/11/30	218,000	201,944
Blackstone Secured Lending Fund, 2.85%, 9/30/28	1,300,000	1,009,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
BOC Aviation USA Corp., 1.63%, 4/29/24 (a)	$200,000	$189,835
Brixmor Operating Partnership L.P., 3.65%, 6/15/24	500,000	484,603
Brixmor Operating Partnership L.P., 4.05%, 7/1/30	625,000	546,753
Brixmor Operating Partnership L.P., Senior Note, 3.90%, 3/15/27	500,000	457,293
Broadstone Net Lease LLC, 2.60%, 9/15/31	515,000	385,920
Cantor Fitzgerald L.P., 4.50%, 4/14/27 (a)	1,225,000	1,134,738
Citigroup, Inc., 1.12%, 1/28/27 (SOFR + 0.765%)(b)	820,000	714,618
Citigroup, Inc., 5.88%, 2/22/33	302,000	299,380
Citigroup, Inc., (SOFR + 1.167%), 2.56%, 5/1/32 (SOFR + 1.379%)(b)	300,000	236,839
Citigroup, Inc., (SOFR + 1.379%), 2.90%, 11/3/42 (b)	51,000	35,194
Citigroup, Inc., (SOFR + 1.422%), 2.98%, 11/5/30 (b)	160,000	134,532
Citigroup, Inc., (SOFR + 1.546%), 5.61%, 9/29/26	153,000	153,654
Citigroup, Inc., (SOFR + 2.107%), 2.57%, 6/3/31 (b)	58,000	46,910
Citigroup, Inc., Junior Subordinated Bond, Series V, 4.70%, 1/30/25 (SOFR + 3.234%)(b)(d)	55,000	45,716
Citigroup, Inc., Senior Bond, 3.67%, 7/24/28 (3.67% fixed rate until 7/24/27; 1.39% + 3 month USD LIBOR thereafter)(b)	51,000	46,838
Citigroup, Inc., Senior Bond, 4.08%, 4/23/29 (4.08% fixed rate until 4/23/28; 1.19% + 3 month USD LIBOR thereafter)(b)	700,000	644,116
Citigroup, Inc., Series U, 5.00%, 9/12/24 (SOFR + 3.813%)(b)(d)	225,000	200,253
Citigroup, Inc., Subordinated Bond, 6.00%, 10/31/33	218,000	217,812
Citigroup, Inc., Subordinated Note, 4.45%, 9/29/27	1,637,000	1,560,729
Citizens Financial Group, Inc., 2.64%, 9/30/32	363,000	269,437
Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	1,000,000	845,170
Corporate Office Properties L.P., 2.90%, 12/1/33	68,000	48,230
Crown Castle, Inc., 5.20%, 2/15/49	44,000	39,551

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Drawbridge Special Opportunities Fund L.P./Drawbridge Special Opportunities Finance, 3.88%, 2/15/26 (a)	$970,000	$874,262
Equitable Financial Life Global Funding, 1.30%, 7/12/26 (a)	138,000	119,422
Everest Reinsurance Holding, Inc., 3.13%, 10/15/52	590,000	368,271
F&G Global Funding, 0.90%, 9/20/24 (a)	184,000	168,136
F&G Global Funding, 2.30%, 4/11/27 (a)	282,000	247,879
Federal Realty Investment Trust, 1.25%, 2/15/26	1,150,000	1,012,834
First Horizon Bank, 5.75%, 5/1/30	250,000	242,351
FS KKR Capital Corp., 4.13%, 2/1/25	1,550,000	1,457,193
GCM Grosvenor Diversified Alternatives Issuer LLC, 6.00%, 11/15/41 (a)	940,000	726,965
GLP Capital L.P./GLP Financing II, Inc., 5.38%, 4/15/26	150,000	147,160
Goldman Sachs Group, Inc., 5.70%, 11/1/24	146,000	147,738
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	379,000	355,268
Goldman Sachs Group, Inc. (The), 3.81%, 4/23/29 (3.81% fixed rate until 4/23/28; 1.16% + 3 month USD LIBOR thereafter)(b)	925,000	844,918
Goldman Sachs Group, Inc. (The), (SOFR + 0.818%), 1.54%, 9/10/27 (b)	188,000	162,174
Goldman Sachs Group, Inc. (The), (SOFR + 1.248%), 2.38%, 7/21/32 (b)	120,000	93,109
Goldman Sachs Group, Inc. (The), (SOFR + 1.281%), 2.62%, 4/22/32 (b)	770,000	614,068
Goldman Sachs Group, Inc. (The), (SOFR + 1.513%), 3.21%, 4/22/42 (b)	132,000	95,080
Goldman Sachs Group, Inc. (The), Senior Bond, 4.22%, 5/1/29 (4.22% fixed rate until 5/1/28; 1.30% + 3 month USD LIBOR thereafter)(b)	1,135,000	1,057,386
Goldman Sachs Group, Inc. (The), Subordinated Bond, 6.75%, 10/1/37	390,000	416,139
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 9/15/30 (a)	1,000,000	734,816
HNA 2015 LLC, 2.37%, 9/18/27	260,978	244,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Host Hotels & Resorts L.P., Series I, 3.50%, 9/15/30	$96,000	$79,226
Host Hotels & Resorts L.P., Series J, 2.90%, 12/15/31	850,000	650,220
Intercontinental Exchange, Inc., 4.95%, 6/15/52	138,000	127,858
Intercontinental Exchange, Inc., 5.20%, 6/15/62	92,000	87,497
JPMorgan Chase & Co., 2.01%, 3/13/26 (SOFR + 1.585%)(b)	604,000	559,036
JPMorgan Chase & Co., 2.74%, 10/15/30 (2.74% fixed rate until 10/15/29; 1.51% + SOFR thereafter)(b)	2,250,000	1,886,886
JPMorgan Chase & Co., 3.78%, 2/1/28 (3.78% fixed rate until 2/1/27; 1.34% + 3 month USD LIBOR thereafter)(b)	300,000	280,289
JPMorgan Chase & Co., (3 month USD LIBOR + 1.380%), 3.54%, 5/1/28	154,000	141,713
JPMorgan Chase & Co., (SOFR + 1.015%), 2.07%, 6/1/29 (b)	119,000	99,387
JPMorgan Chase & Co., (SOFR + 1.180%), 2.55%, 11/8/32 (b)	646,000	510,618
JPMorgan Chase & Co., (SOFR + 1.250%), 2.58%, 4/22/32 (b)	405,000	324,421
JPMorgan Chase & Co., (SOFR + 1.510%), 2.53%, 11/19/41 (b)	575,000	375,923
JPMorgan Chase & Co., (SOFR + 2.080%), 4.91%, 7/25/33 (b)	125,000	119,016
JPMorgan Chase & Co., (SOFR + 2.580%), 5.72%, 9/14/33 (b)	215,000	209,851
JPMorgan Chase & Co., Junior Subordinated Bond, Series HH, 4.60%, 2/1/25 (SOFR + 3.125%)(b)(d)	165,000	145,406
JPMorgan Chase & Co., Junior Subordinated Bond, Series II, 4.00%, 4/1/25 (SOFR + 2.745%)(b)(d)	975,000	834,844
JPMorgan Chase & Co., Junior Subordinated Bond, Series U, 6.13%, 4/30/24 (6.13% fixed rate until 4/30/24; 3.33% + 3 month USD LIBOR thereafter)(b)(d)	129,000	125,354
JPMorgan Chase & Co., Senior Bond, 4.01%, 4/23/29 (4.01% fixed rate until 4/23/28; 1.12% + 3 month USD LIBOR thereafter)(b)	1,240,000	1,147,169

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
KeyBank NA, 5.85%, 11/15/27	$250,000	$258,045
Kimco Realty Corp., 2.25%, 12/1/31	1,100,000	844,506
Kimco Realty Corp., 4.60%, 2/1/33	135,000	123,460
Liberty Mutual Group, Inc., 3.95%, 5/15/60 (a)	85,000	55,669
Liberty Mutual Group, Inc., 3.95%, 10/15/50 (a)	120,000	83,709
Liberty Mutual Group, Inc., 4.57%, 2/1/29 (a)	700,000	654,303
Low Income Investment Fund, 3.39%, 7/1/26	1,000,000	943,172
LPL Holdings, Inc., 4.38%, 5/15/31 (a)	325,000	276,299
Macquarie Group Ltd., Senior Bond, 3.76%, 11/28/28 (3.76% fixed rate until 11/28/27; 1.37% + 3 month USD LIBOR thereafter)(a)(b)	8,000	7,315
Mastercard, Inc., 1.90%, 3/15/31	1,000,000	812,316
Morgan Stanley, 3.62%, 4/1/31 (SOFR + 3.120%)(b)	46,000	40,158
Morgan Stanley, 3.63%, 1/20/27	405,000	381,921
Morgan Stanley, 3.95%, 4/23/27	950,000	897,173
Morgan Stanley, 4.43%, 1/23/30 (4.43% fixed rate until 1/23/29; 1.63% + 3 month USD LIBOR thereafter)(b)	440,000	409,510
Morgan Stanley, 6.34%, 10/18/33	38,000	39,817
Morgan Stanley, (SOFR + 0.560%), 1.16%, 10/21/25 (b)	92,000	84,687
Morgan Stanley, (SOFR + 0.858%), 1.51%, 7/20/27 (b)	246,000	213,476
Morgan Stanley, (SOFR + 1.178%), 2.24%, 7/21/32 (b)	210,000	161,111
Morgan Stanley, (SOFR + 1.290%), 2.94%, 1/21/33 (b)	2,450,000	1,981,997
Morgan Stanley, (SOFR + 1.360%), 2.48%, 9/16/36 (b)	32,000	23,204
Morgan Stanley, (SOFR + 1.485%), 3.22%, 4/22/42 (b)	132,000	97,677
Morgan Stanley, (SOFR + 1.669%), 4.68%, 7/17/26 (b)	62,000	60,937
Morgan Stanley, (SOFR + 2.620%), 5.30%, 4/20/37 (b)	168,000	153,612
Morgan Stanley, Senior Bond, 3.77%, 1/24/29 (3.77% fixed rate until 1/24/28; 1.14% + 3 month USD LIBOR thereafter)(b)	1,155,000	1,057,696
Morgan Stanley Direct Lending Fund, 4.50%, 2/11/27	1,310,000	1,209,757

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	$200,000	$137,097
MPT Operating Partnership L.P./MPT Finance Corp., 5.00%, 10/15/27	150,000	126,080
National Community Renaissance Of California, 3.27%, 12/1/32	1,000,000	798,877
National Health Investors, Inc., 3.00%, 2/1/31	100,000	72,091
New York Community Bancorp, Inc., Subordinated Note, 5.90%, 11/6/28 (5.90% fixed rate until 11/6/23; 2.78% + 3 month USD LIBOR thereafter)(b)	165,000	159,842
Nuveen Finance LLC, 4.13%, 11/1/24 (a)	400,000	389,357
OFS Capital Corp., 4.75%, 2/10/26	1,300,000	1,120,881
Omega Healthcare Investors, Inc., 3.25%, 4/15/33	169,000	122,183
Omega Healthcare Investors, Inc., 3.38%, 2/1/31	96,000	74,000
OneMain Finance Corp., 6.63%, 1/15/28	225,000	207,187
OneMain Finance Corp., 8.25%, 10/1/23	125,000	125,617
OWL Rock Core Income Corp., 7.75%, 9/16/27 (a)	1,375,000	1,370,551
Preservation Of Affordable Housing, Inc., 4.48%, 12/1/32	1,000,000	906,162
Principal Life Global Funding II, 0.50%, 1/8/24 (a)	109,000	104,117
Progressive Corp. (The), Senior Bond, 3.70%, 1/26/45	500,000	386,795
Prudential Financial, Inc., 5.70%, 9/15/48 (5.70% fixed rate until 9/15/28; 2.67% + 3 month USD LIBOR thereafter)(b)	70,000	66,850
Prudential Financial, Inc., Junior Subordinated Bond, 5.63%, 6/15/43 (5.63% fixed rate until 6/15/23; 3.92% + 3 month USD LIBOR thereafter)(b)	201,000	197,483
Realty Income Corp., 3.25%, 1/15/31	285,000	247,142
Regency Centers L.P., 3.75%, 6/15/24	500,000	484,909
Regions Financial Corp., Subordinated Bond, 7.38%, 12/10/37	259,000	291,341
Reinvestment Fund, Inc. (The), 3.88%, 2/15/27	500,000	467,170
SBA Tower Trust, 6.60%, 1/15/28	1,000,000	1,001,567
SBL Holdings, Inc., 5.00%, 2/18/31 (a)	124,000	97,516

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
FINANCIAL (continued)
Sculptor Alternative Solutions LLC, 6.00%, 5/15/37 (a)	$1,720,000	$1,385,460
Security Benefit Global Funding, 1.25%, 5/17/24 (a)	84,000	78,807
Signature Bank, 4.00%, 10/15/30 (b)	150,000	136,937
SVB Financial Group, 2.10%, 5/15/28	1,050,000	868,144
SVB Financial Group, (SOFR + 1.713%), 4.35%, 4/29/28 (b)	242,000	228,843
Synchrony Financial, 4.50%, 7/23/25	708,000	678,660
Teachers Insurance & Annuity Association of America, 3.30%, 5/15/50 (a)	210,000	145,184
Thirax 2 LLC, 2.32%, 1/22/34	945,282	818,203
Truist Financial Corp., (SOFR + 1.456%), 4.26%, 7/28/26 (b)	118,000	115,942
Truist Financial Corp., Senior Note, 4.00%, 5/1/25	353,000	345,054
U.S. Bancorp, (5 year CMT + 0.950%), 2.49%, 11/3/36 (b)	195,000	148,389
USAA Capital Corp., 2.13%, 5/1/30 (a)	1,000,000	819,394
USAA Capital Corp., 3.38%, 5/1/25 (a)	150,000	144,688
Valley National Bancorp, (SOFR + 2.360%), 3.00%, 6/15/31 (b)	231,000	203,134
Visa, Inc., 1.90%, 4/15/27	1,000,000	900,575
Vornado Realty L.P., 2.15%, 6/1/26	78,000	65,909
Wells Fargo & Co., 3.07%, 4/30/41 (SOFR + 2.530%)(b)	814,000	580,618
Wells Fargo & Co., 4.30%, 7/22/27	900,000	866,094
Wells Fargo & Co., 5.61%, 1/15/44	84,000	81,438
Wells Fargo & Co., (SOFR + 1.262%), 2.57%, 2/11/31 (b)	670,000	554,804
Wells Fargo & Co., (SOFR + 1.560%), 4.54%, 8/15/26 (b)	850,000	832,965
Wells Fargo & Co., (SOFR + 2.130%), 4.61%, 4/25/53 (b)	96,000	81,284
Weyerhaeuser Co., 4.00%, 3/9/52	64,000	48,294
Willis North America, Inc., 4.65%, 6/15/27	225,000	217,333
WR Berkley Corp., 4.00%, 5/12/50	160,000	121,063
Zions Bancorp NA, 3.25%, 10/29/29	271,000	221,461
Total Financial		65,483,716
INDUSTRIAL - 0.9%
AECOM, 5.13%, 3/15/27	125,000	120,312
Agilent Technologies, Inc., 2.30%, 3/12/31	180,000	145,142

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Allegion US Holding Co., Inc., 5.41%, 7/1/32	$101,000	$97,800
Amcor Flexibles North America, Inc., 2.69%, 5/25/31	62,000	50,373
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	180,000	175,219
Amsted Industries, Inc., 5.63%, 7/1/27 (a)	200,000	189,732
Ball Corp., 3.13%, 9/15/31	100,000	80,313
Berry Global, Inc., 1.57%, 1/15/26	1,010,000	899,724
Boeing Co. (The), 2.20%, 2/4/26	1,150,000	1,044,847
Boeing Co. (The), 3.75%, 2/1/50	525,000	360,443
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	27,000	24,165
Burlington Northern Santa Fe LLC, 4.45%, 1/15/53	67,000	59,514
Carlisle Cos., Inc., 2.20%, 3/1/32	382,000	290,201
Carrier Global Corp., 3.38%, 4/5/40	180,000	136,615
Caterpillar Financial Services Corp., 1.70%, 1/8/27	125,000	112,005
Caterpillar Financial Services Corp., 3.60%, 8/12/27	97,000	92,559
CNH Industrial Capital LLC, 1.88%, 1/15/26	27,000	24,483
CNH Industrial Capital LLC, 4.20%, 1/15/24	77,000	75,894
CNH Industrial Capital LLC, 5.45%, 10/14/25	47,000	47,103
CSX Corp., 4.50%, 11/15/52	110,000	95,492
Flowserve Corp., 2.80%, 1/15/32	245,000	183,516
GATX Corp., Senior Note, 3.25%, 9/15/26	107,000	99,212
Honeywell International, Inc., 4.95%, 2/15/28	119,000	120,539
Illinois Tool Works, Inc., 3.50%, 3/1/24	8,000	7,875
John Deere Capital Corp., 3.40%, 6/6/25	326,000	316,259
John Deere Capital Corp., 1.30%, 10/13/26	92,000	81,332
Kansas City Southern, 4.70%, 5/1/48	70,000	60,249
Lockheed Martin Corp., 5.70%, 11/15/54	215,000	225,269
Nature Conservancy (The), 6.77%, 2/1/24 (3 month USD LIBOR + 1.08%)(b)	520,000	519,520
Nature Conservancy (The), Series A, 1.51%, 7/1/29	300,000	248,068
Norfolk Southern Corp., 3.70%, 3/15/53	113,000	84,840
Parker-Hannifin Corp., 4.25%, 9/15/27	125,000	121,274

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
INDUSTRIAL (continued)
Penske Truck Leasing Co. L.P./PTL Finance Corp., 3.40%, 11/15/26 (a)	$246,000	$225,655
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.40%, 7/1/27 (a)	108,000	102,486
Sonoco Products Co., 1.80%, 2/1/25	406,000	377,274
Standard Industries, Inc., 4.38%, 7/15/30 (a)	175,000	142,612
Standard Industries, Inc., Senior Note, 4.75%, 1/15/28 (a)	125,000	112,486
Stanley Black & Decker, Inc., 2.30%, 2/24/25	63,000	59,599
Stanley Black & Decker, Inc., (5 year CMT + 2.657%), 4.00%, 3/15/60 (b)	309,000	262,980
Tote Shipholdings LLC, 3.40%, 10/16/40	973,000	867,395
Trimble, Inc., Senior Note, 4.90%, 6/15/28	62,000	59,447
Union Pacific Corp., 2.97%, 9/16/62	225,000	144,526
Vontier Corp., 2.95%, 4/1/31	89,000	64,309
Total Industrial		8,608,658
TECHNOLOGY - 0.9%
Apple, Inc., 1.40%, 8/5/28	240,000	203,304
Apple, Inc., 2.65%, 5/11/50	106,000	70,130
Apple, Inc., 2.70%, 8/5/51	75,000	49,443
Apple, Inc., 2.80%, 2/8/61	10,000	6,327
Apple, Inc., 3.95%, 8/8/52	95,000	80,721
Apple, Inc., 4.10%, 8/8/62	97,000	80,628
Apple, Inc., Senior Note, 3.00%, 6/20/27	500,000	470,859
Broadcom, Inc., 2.45%, 2/15/31 (a)	198,000	155,949
Broadcom, Inc., 3.14%, 11/15/35 (a)	194,000	142,642
Broadcom, Inc., 3.19%, 11/15/36 (a)	202,000	145,094
Broadcom, Inc., 3.42%, 4/15/33 (a)	809,000	648,582
Broadcom, Inc., 4.93%, 5/15/37 (a)	224,000	195,410
CDW LLC/CDW Finance Corp., 2.67%, 12/1/26	315,000	279,663
CDW LLC/CDW Finance Corp., 5.50%, 12/1/24	350,000	349,979
Dell International LLC/EMC Corp., 3.38%, 12/15/41 (a)	165,000	110,505
Dell International LLC/EMC Corp., 8.10%, 7/15/36	108,000	121,027
Fidelity National Information Services, Inc., 5.63%, 7/15/52	92,000	84,402
Fiserv, Inc., 4.40%, 7/1/49	92,000	74,639
Hewlett Packard Enterprise Co., 1.75%, 4/1/26	384,000	344,903
Intel Corp., 4.15%, 8/5/32	1,314,000	1,228,538
Intel Corp., 4.90%, 8/5/52	37,000	32,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
TECHNOLOGY (continued)
KLA Corp., 4.95%, 7/15/52	$114,000	$105,878
Kyndryl Holdings, Inc., 2.05%, 10/15/26	61,000	49,769
Kyndryl Holdings, Inc., 3.15%, 10/15/31	22,000	14,662
Leidos, Inc., 4.38%, 5/15/30	119,000	107,309
Oracle Corp., 2.30%, 3/25/28	360,000	311,821
Oracle Corp., 4.00%, 11/15/47	108,000	78,937
Oracle Corp., 6.25%, 11/9/32	2,120,000	2,218,836
Oracle Corp., Senior Bond, 3.80%, 11/15/37	296,000	234,370
QUALCOMM, Inc., 6.00%, 5/20/53	52,000	55,228
Texas Instruments, Inc., 4.10%, 8/16/52	45,000	39,949
Texas Instruments, Inc., 4.60%, 2/15/28	90,000	89,877
Total Technology		8,182,113
UTILITIES - 2.9%
AEP Transmission Co. LLC, 4.25%, 9/15/48	425,000	354,163
AEP Transmission Co. LLC, Series M, 3.65%, 4/1/50	34,000	25,932
Alabama Power Co., 3.75%, 3/1/45	170,000	132,074
Alexander Funding Trust, 1.84%, 11/15/23 (a)	555,000	531,663
Ameren Illinois Co., 5.90%, 12/1/52	22,000	23,889
American Electric Power Co., Inc., 5.75%, 11/1/27	54,000	55,428
American Electric Power Co., Inc., Senior Note, 3.20%, 11/13/27	93,000	85,395
AmeriGas Partners L.P./AmeriGas Finance Corp., 5.88%, 8/20/26	225,000	213,685
Arizona Public Service Co., 6.35%, 12/15/32	630,000	662,538
Atmos Energy Corp., 5.75%, 10/15/52	99,000	103,339
Avangrid, Inc., 3.20%, 4/15/25	378,000	361,229
Brooklyn Union Gas Co. (The), 4.49%, 3/4/49 (a)	1,000,000	763,587
Calpine Corp., 3.75%, 3/1/31 (a)	450,000	362,320
CMS Energy Corp., (5 year CMT + 4.116%), 4.75%, 6/1/50 (b)	117,000	101,200
Commonwealth Edison Co., 3.70%, 8/15/28	320,000	301,100
Connecticut Light & Power Co. (The), 4.00%, 4/1/48	105,000	87,599
Consolidated Edison Co. of New York, Inc., 3.60%, 6/15/61	65,000	46,324
Consolidated Edison Co. of New York, Inc., 6.15%, 11/15/52	40,000	42,822

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Consolidated Edison Co. of New York, Inc., Series 20B, Senior Bond, 3.95%, 4/1/50	$90,000	$70,588
Dominion Energy South Carolina, Inc., 5.10%, 6/1/65	24,000	21,830
Dominion Energy, Inc., Junior Subordinated Bond, 5.75%, 10/1/54 (5.75% fixed rate until 10/1/24; 3.06% + 3 month USD LIBOR thereafter)(b)	55,000	51,521
Dominion Energy, Inc., Series C, 3.38%, 4/1/30	230,000	202,680
DTE Electric Co., 3.95%, 3/1/49	258,000	211,415
Duke Energy Florida LLC, 2.50%, 12/1/29	1,000,000	854,616
Duke Energy Florida LLC, 3.80%, 7/15/28	550,000	522,123
Duke Energy Florida LLC, 4.20%, 7/15/48	50,000	41,906
Duke Energy Florida LLC, 5.05%, 11/15/52	51,000	54,279
Duke Energy Indiana LLC, 2.75%, 4/1/50	930,000	583,853
Emera US Finance L.P., 3.55%, 6/15/26	400,000	374,680
Emera US Finance L.P., 4.75%, 6/15/46	190,000	146,596
Entergy Louisiana LLC, 4.75%, 9/15/52	40,000	35,891
Entergy Mississippi LLC, 3.50%, 6/1/51	41,000	29,336
Entergy Texas, Inc., 4.50%, 3/30/39	424,000	367,245
Entergy Texas, Inc., 5.00%, 9/15/52	40,000	36,566
Essential Utilities, Inc., 3.35%, 4/15/50	101,000	68,973
Evergy Missouri West, Inc., 5.15%, 12/15/27	46,000	45,828
Florida Power & Light Co., 2.88%, 12/4/51	570,000	382,267
Georgia Power Co., Series A, 3.25%, 3/15/51	175,000	120,422
Interstate Power & Light Co., 3.50%, 9/30/49	92,000	65,512
Israel Electric Corp. Ltd., Senior Secured Note, 6.88%, 6/21/23 (a)	400,000	401,797
ITC Holdings Corp., 4.95%, 9/22/27 (a)	594,000	585,788
Jersey Central Power & Light Co., 2.75%, 3/1/32 (a)	62,000	50,067
Liberty Utilities Finance GP 1, 2.05%, 9/15/30 (a)	1,138,000	854,901
MidAmerican Energy Co., 3.10%, 5/1/27	624,000	584,201
National Fuel Gas Co., 5.50%, 1/15/26	1,225,000	1,218,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
National Rural Utilities Cooperative Finance Corp., 1.88%, 2/7/25	$78,000	$73,146
National Rural Utilities Cooperative Finance Corp., 2.85%, 1/27/25	543,000	521,150
National Rural Utilities Cooperative Finance Corp., 4.15%, 12/15/32	1,000,000	923,414
National Rural Utilities Cooperative Finance Corp., 4.80%, 3/15/28	108,000	107,075
New York State Electric & Gas Corp., 2.15%, 10/1/31 (a)	1,225,000	954,512
Northwest Natural Gas Co., 3.08%, 12/1/51	1,000,000	619,282
Ohio Edison Co., 5.50%, 1/15/33 (a)	930,000	921,059
Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28	720,000	679,007
Oncor Electric Delivery Co. LLC, 4.15%, 6/1/32 (a)	125,000	117,935
Pacific Gas & Electric Co., 4.95%, 6/8/25	57,000	56,120
Pacific Gas and Electric Co., 3.95%, 12/1/47	107,000	72,547
Pacific Gas and Electric Co., 4.30%, 3/15/45	153,000	108,475
PacifiCorp, 2.90%, 6/15/52	748,000	488,286
PacifiCorp, 4.13%, 1/15/49	135,000	110,469
PacifiCorp., 5.35%, 12/1/53	1,825,000	1,806,200
PPL Electric Utilities Corp., 4.15%, 6/15/48	85,000	71,124
Public Service Co. of Colorado, 2.70%, 1/15/51	274,000	176,408
Public Service Co. of Colorado, 3.70%, 6/15/28	102,000	97,060
Public Service Co. of Colorado, 4.10%, 6/15/48	244,000	202,080
Public Service Co. of Oklahoma, Series J, 2.20%, 8/15/31	207,000	164,839
Public Service Electric & Gas Co., 2.70%, 5/1/50	420,000	271,286
San Diego Gas & Electric Co., Series WWW, 2.95%, 8/15/51	1,375,000	928,631
SCE Recovery Funding LLC, Senior Secured Bond, Series A-2, 2.94%, 11/15/44	1,627,000	1,272,090
Southern California Edison Co., 1.10%, 4/1/24	355,000	337,166
Southern California Edison Co., 5.85%, 11/1/27	770,000	792,551
Southern California Edison Co., Series C, 4.13%, 3/1/48	110,000	87,777
Southern California Gas Co., Series VV, 4.30%, 1/15/49	75,000	61,719
Southern Co. (The), 4.48%, 8/1/24	116,000	114,547

Investments	Principal Amount	Value
CORPORATE BONDS (continued)
UTILITIES (continued)
Southwestern Public Service Co., 3.75%, 6/15/49	$360,000	$275,469
Star Energy Geothermal Wayang Windu Ltd., Senior Secured Bond, 6.75%, 4/24/33 (a)	405,400	382,441
Union Electric Co., 2.95%, 6/15/27	148,000	137,776
Union Electric Co., 3.90%, 4/1/52	1,155,000	930,506
Vistra Corp., (5 year CMT + 5.740%), 7.00%, 12/15/26 (a)(b)(d)	1,000,000	909,933
Vistra Operations Co. LLC, 3.55%, 7/15/24 (a)	305,000	292,514
Vistra Operations Co. LLC, 5.00%, 7/31/27 (a)	100,000	92,809
Wisconsin Public Service Corp., 2.85%, 12/1/51	510,000	326,133
Total Utilities		27,721,397
TOTAL CORPORATE BONDS (Cost: $200,156,192)		173,693,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES - 14.5%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class A, ABS, 3.20%, 12/20/30 (a)	$1,620,000	$1,475,298
ACC Trust, Series 2022-1, Class A, ABS, 1.19%, 9/20/24 (a)	543,267	538,769
Adams Outdoor Advertising L.P., Series 2018-1, Class A, 4.81%, 11/15/48 (a)	1,276,302	1,209,918
Aligned Data Centers Issuer LLC, Series 2022-1A, Class A2, 6.35%, 10/15/47	1,000,000	976,527
American Express Credit Account Master Trust, Series 2022-2, Class A, ABS, 3.39%, 5/15/27	2,750,000	2,669,444
Americredit Automobile Receivables Trust, Series 2019-1, Class C, 3.36%, 2/18/25	53,578	53,266
Americredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	252,317	249,813
Americredit Automobile Receivables Trust, Series 2019-3, Class C, 2.32%, 7/18/25	500,000	491,033
AmeriCredit Automobile Receivables Trust, Series 2020-1, Class B, 1.48%, 1/21/25	190,834	189,516
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, ABS, 1.01%, 1/19/27	300,000	272,750
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, ABS, 1.41%, 8/18/27	300,000	270,121
AMSR 2019-SFR1 Trust, Series 2019-SFR1, Class D, ABS, 3.25%, 1/19/39 (a)	100,000	87,906
Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class A2, ABS, 5.30%, 6/21/28 (a)	1,940,000	1,918,585
Antares CLO Ltd., Series 2019-1A, Class B, ABS, (3 month USD LIBOR + 2.550%), 6.79%, 7/20/31 (a)(b)	1,940,000	1,830,402
Atlas Senior Loan Fund XI Ltd., Series 2018-11A, Class A1L, 5.43%, 7/26/31 (3 month USD LIBOR + 1.10%)(a)(b)	1,000,000	978,920
Avis Budget Rental Car Funding AESOP LLC, Series 2018-2A, Class A, 4.00%, 3/20/25 (a)	200,000	196,623
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.35%, 9/22/25 (a)	400,000	386,471
Avis Budget Rental Car Funding AESOP LLC, Series 2019-3A, Class A, 2.36%, 3/20/26 (a)	500,000	465,354
Avis Budget Rental Car Funding AESOP LLC, Series 2020-1A, Class A, 2.33%, 8/20/26 (a)	300,000	277,605
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, ABS, 1.38%, 8/20/27 (a)	800,000	696,525

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A, ABS, 1.66%, 2/20/28 (a)	$900,000	$778,760
Avis Budget Rental Car Funding AESOP LLC, Series 2022-1A, Class A, ABS, 3.83%, 8/21/28 (a)	1,000,000	951,964
Balboa Bay Loan Funding Ltd., Series 2020-1A, Class AR, ABS, (3 month USD LIBOR + 1.120%), 5.36%, 1/20/32 (a)(b)	1,000,000	981,209
Balboa Bay Loan Funding Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.200%), 5.44%, 7/20/34 (a)(b)	1,000,000	974,891
BHG Securitization Trust, Series 2022-C, Class B, ABS, 5.93%, 10/17/35 (a)	1,690,000	1,660,718
Blackrock Rainier CLO VI Ltd., Series 2021-6A, Class A, ABS, (3 month USD LIBOR + 1.700%), 5.94%, 4/20/33 (a)(b)	2,000,000	1,906,126
Business Jet Securities LLC, Series 2020-1A, Class A, ABS, 2.98%, 11/15/35 (a)	85,526	77,901
Business Jet Securities LLC, Series 2022-1A, Class B, ABS, 5.19%, 6/15/37 (a)	786,345	709,597
California Street CLO IX L.P., Series 2012-9A, Class CR3, ABS, (3 month USD LIBOR + 2.500%), 6.58%, 7/16/32 (a)(b)	1,840,000	1,734,198
Capital Automotive REIT, Series 2020-1A, Class A1, ABS, 3.35%, 3/15/52 (a)	1,125,200	982,883
Carlyle U.S. CLO Ltd., Series 2021-5A, Class A1, ABS, (3 month USD LIBOR + 1.120%), 5.36%, 7/20/34 (a)(b)	1,500,000	1,467,929
Carmax Auto Owner Trust, Series 2021-1, Class C, ABS, 0.94%, 12/15/26	400,000	361,931
CarMax Auto Owner Trust, Series 2021-2, Class C, ABS, 1.34%, 2/16/27	200,000	180,776
CarMax Auto Owner Trust, Series 2021-3, Class C, ABS, 1.25%, 5/17/27	190,000	168,380
CarMax Auto Owner Trust, Series 2021-4, Class C, ABS, 1.38%, 7/15/27	200,000	175,933
CarMax Auto Owner Trust, Series 2022-1, Class C, ABS, 2.20%, 11/15/27	300,000	271,887
CarMax Auto Owner Trust, Series 2022-1, Class D, ABS, 2.47%, 7/17/28	100,000	87,027
CARS-DB4 L.P., Series 2020-1A, Class B1, 4.17%, 2/15/50 (a)	540,000	492,317
CBAM Ltd., Series 2020-12A, Class AR, ABS, (3 month USD LIBOR + 1.180%), 5.42%, 7/20/34 (a)(b)	1,750,000	1,703,930
CF Hippolyta Issuer LLC, Series 2020-1, Class B1, 2.28%, 7/15/60 (a)	354,238	309,170
CF Hippolyta Issuer LLC, Series 2022-1A, Class A1, ABS, 5.97%, 8/15/62 (a)	493,372	482,141
CFG Investments Ltd., Series 2021-1, Class A, ABS, 4.70%, 5/20/32 (a)	510,000	491,152

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust, Series 2018-A7, Class A7, 3.96%, 10/13/30	$600,000	$578,835
CMFT Net Lease Master Issuer LLC, Series 2021-1, Class A2, ABS, 2.57%, 7/20/51 (a)	2,425,102	1,925,480
Commonbond Student Loan Trust, Series 2018-CGS, Class A1, 3.87%, 2/25/46 (a)	34,111	32,682
Commonbond Student Loan Trust, Series 2020-AGS, Class A, 1.98%, 8/25/50 (a)	213,121	181,444
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, ABS, 1.00%, 5/15/30 (a)	1,000,000	955,162
Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, ABS, 1.94%, 2/18/31 (a)	830,000	753,226
Diamond CLO Ltd., Series 2019-1A, Class DR, ABS, (3 month USD LIBOR + 3.400%), 7.76%, 4/25/29 (a)(b)	1,300,000	1,227,721
DigitalBridge Issuer LLC, Series 2020-1A, Class A2, 3.93%, 9/25/51 (a)	1,020,000	865,850
Drive Auto Receivables Trust, Series 2021-1, Class B, ABS, 0.65%, 7/15/25	6,788	6,778
Dryden 72 CLO Ltd., Series 2019-72A, Class AR, ABS, (3 month USD LIBOR + 1.080%), 5.69%, 5/15/32 (a)(b)	1,510,000	1,478,349
Elevation CLO Ltd., Series 2021-13A, Class A1, ABS, (3 month USD LIBOR + 1.190%), 5.27%, 7/15/34 (a)(b)	1,000,000	966,469
Ellington Loan Acquisition Trust, Series 2007-2, Class A2C, 5.49%, 5/25/37 (1 month USD LIBOR + 1.10%)(a)(b)	5,709	5,609
FCI Funding LLC, Series 2019-1A, Class A, 3.63%, 2/18/31 (a)	17,226	17,209
Flexential Issuer, Series 2021-1A, Class A2, ABS, 3.25%, 11/27/51 (a)	1,700,000	1,482,015
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19%, 7/15/31 (a)	300,000	286,562
Ford Credit Auto Owner Trust, Series 2019-1, Class A, 3.52%, 7/15/30 (a)	1,000,000	980,444
Ford Credit Auto Owner Trust, Series 2020-1, Class B, ABS, 2.04%, 8/15/31 (a)	800,000	750,428

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust, Series 2020-2, Class A, ABS, 1.06%, 4/15/33 (a)	$200,000	$179,082
Ford Credit Auto Owner Trust, Series 2021-1, Class B, ABS, 1.61%, 10/17/33 (a)	120,000	105,935
Ford Credit Auto Owner Trust, Series 2021-2, Class B, ABS, 1.91%, 5/15/34 (a)	100,000	85,938
Ford Credit Floorplan Master Owner Trust A, Series 2020-2, Class A, 1.06%, 9/15/27	600,000	539,204
FREED ABS Trust, Series 2022-2CP, Class A, ABS, 3.03%, 5/18/29 (a)	392,542	390,120
Global SC Finance VII Srl, Series 2020-1A, Class A, 2.17%, 10/17/40 (a)	870,152	770,941
Global SC Finance VII Srl, Series 2020-2A, Class A, 2.26%, 11/19/40 (a)	226,409	201,001
Global SC Finance VII Srl, Series 2020-2A, Class B, 3.32%, 11/19/40 (a)	188,670	167,281
GM Financial Revolving Receivables Trust, Series 2021-1, Class B, ABS, 1.49%, 6/12/34 (a)	100,000	85,154
Golub Capital Partners ABS Funding Ltd., Series 2020-1A, Class A2, ABS, 3.21%, 1/22/29 (a)	800,000	732,574
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class A, ABS, 2.10%, 5/20/48 (a)	326,921	232,436
GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, ABS, 2.31%, 10/20/48 (a)	1,298,424	942,159
GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, ABS, 2.70%, 1/20/49 (a)	941,646	721,504
GoodLeap Sustainable Home Solutions Trust, Series 2022-3CS, Class A, ABS, 4.95%, 7/20/49 (a)	975,853	903,155
GoodLeap Sustainable Home Solutions Trust, Series 2022-4CS, Class B, 5.55%, 11/20/54	500,000	436,366
HERO Funding Trust, Series 2016-1A, Class A, 4.05%, 9/20/41 (a)	300,536	285,553
HERO Funding Trust, Series 2016-3A, Class A1, 3.08%, 9/20/42 (a)	133,946	125,220
HERO Funding Trust, Series 2020-1A, Class A, 2.59%, 9/20/57 (a)	499,819	437,587

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Hertz Vehicle Financing III L.P., Series 2021-2A, Class A, ABS, 1.68%, 12/27/27 (a)	$400,000	$348,142
Hertz Vehicle Financing III LLC, Series 2022-1A, Class A, ABS, 1.99%, 6/25/26 (a)	2,890,000	2,652,736
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, ABS, 1.21%, 12/26/25 (a)	400,000	369,554
Hertz Vehicle Financing LLC, Series 2022-2A, Class A, ABS, 2.33%, 6/26/28 (a)	1,100,000	964,180
Home Equity Asset Trust, Series 2003-1, Class M1, 5.89%, 6/25/33 (1 month USD LIBOR + 1.50%)(b)	2,864	2,798
Home Partners of America Trust, Series 2021-3, Class A, ABS, 2.20%, 1/17/41 (a)	368,102	309,852
Jamestown CLO XIV Ltd., Series 2019-14A, Class A1AR, ABS, (3 month USD LIBOR + 1.200%), 5.44%, 10/20/34 (a)(b)	1,125,000	1,093,407
KKR Static CLO 2 Ltd., Series 2022-2A, Class A1, 6.74%, 10/20/31	3,000,000	2,997,012
KVK CLO Ltd., Series 2016-1A, Class A1R2, ABS, (3 month USD LIBOR + 1.210%), 5.29%, 10/15/34 (a)(b)	750,000	726,133
Laurel Road Prime Student Loan Trust, Series 2019-A, Class A2FX, 2.73%, 10/25/48 (a)	38,272	37,184
Lendmark Funding Trust, Series 2019-2A, Class A, ABS, 2.78%, 4/20/28 (a)	609,922	591,910
LIAS Administration Fee Issuer LLC, Series 2018-1A, Class A, 5.96%, 7/25/48	1,069,833	1,054,248
Loanpal Solar Loan 2021-1 Ltd., Series 2021-1GS, Class A, ABS, 2.29%, 1/20/48 (a)	687,705	523,011
Loanpal Solar Loan 2021-2 Ltd., Series 2021-2GS, Class A, ABS, 2.22%, 3/20/48 (a)	381,696	279,124
Logan CLO I Ltd., Series 2021-1A, Class A, ABS, (3 month USD LIBOR + 1.160%), 5.40%, 7/20/34 (a)(b)	1,000,000	975,833
Mariner Finance Issuance Trust, Series 2022-AA, Class A, 6.45%, 10/20/37	1,660,000	1,648,260
MCA Fund Holding LLC, Series 2020-1, Class A, ABS, 3.25%, 11/15/35 (a)	548,633	511,348

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Midocean Credit CLO IX, Series 2018-9A, Class A1, 5.39%, 7/20/31 (3 month USD LIBOR + 1.15%)(a)(b)	$500,000	$489,435
MMAF Equipment Finance LLC, Series 2018-A, Class A5, 3.61%, 3/10/42 (a)	100,000	97,082
MMAF Equipment Finance LLC, Series 2019-A, Class A5, 3.08%, 11/12/41 (a)	300,000	289,706
MMAF Equipment Finance LLC, Series 2019-B, Class A5, 2.29%, 11/12/41 (a)	300,000	273,847
Monroe Capital ABS Funding Ltd., Series 2021-1A, Class A2, ABS, 2.82%, 4/22/31 (a)	2,200,000	1,986,910
Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (a)	512,333	444,737
Mosaic Solar Loan Trust, Series 2020-2A, Class A, 1.44%, 8/20/46 (a)	576,921	481,267
Mosaic Solar Loan Trust, Series 2021-1A, Class B, ABS, 2.05%, 12/20/46 (a)	653,298	493,034
Mosaic Solar Loan Trust, Series 2021-3A, Class A, ABS, 1.44%, 6/20/52 (a)	1,363,843	1,075,390
Mosaic Solar Loan Trust, Series 2021-3A, Class C, ABS, 1.77%, 6/20/52 (a)	400,000	336,894
Mosaic Solar Loan Trust, Series 2022-3A, Class A, 6.16%, 6/20/53	950,000	947,359
Mountain View CLO IX Ltd., Series 2015-9A, Class A1R, 5.20%, 7/15/31 (3 month USD LIBOR + 1.12%)(a)(b)	1,000,000	977,215
Mountain View CLO XVI Ltd., Series 2022-1A, Class A, 6.55%, 10/15/32	2,500,000	2,492,655
NADG NNN Operating L.P., Series 2019-1, Class A, 3.37%, 12/28/49 (a)	384,150	356,150
Nassau CFO LLC, Series 2019-1, Class A, 3.98%, 8/15/34 (a)	834,283	780,880
Navient Private Education Refi Loan Trust, Series 2018-CA, Class A2, 3.52%, 6/16/42 (a)	28,556	28,009
Navient Private Education Refi Loan Trust, Series 2019-CA, Class A2, 3.13%, 2/15/68 (a)	119,944	113,243
Navient Private Education Refi Loan Trust, Series 2020-B, Class A2, 2.12%, 1/15/69 (a)	161,573	146,675
Navient Private Education Refi Loan Trust, Series 2020-DA, Class A, 1.69%, 5/15/69 (a)	130,464	117,261

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, ABS, 2.41%, 10/20/61 (a)	$1,730,000	$1,421,221
Newtek Small Business Loan Trust, Series 2018-1, Class A ( PRIME - 0.550%), 6.95%, 2/25/44 (1 month USD LIBOR + 1.70%)(a)(b)	277,359	272,692
Newtek Small Business Loan Trust, Series 2019-2, Class A ( PRIME + 0.750%), 8.25%, 2/25/44 (1 month USD LIBOR + 3.00%)(a)(b)	133,479	131,793
NextGear Floorplan Master Owner Trust, Series 2022-1A, Class A2, ABS, 2.80%, 3/15/27 (a)	1,320,000	1,243,097
NFAS2 LLC, Series 2022-1, Class A, ABS, 6.86%, 9/15/28 (a)	830,000	820,584
NMEF Funding LLC, Series 2022-B, Class B, 7.12%, 6/15/29	1,340,000	1,346,818
Northwoods Capital XV Ltd., Series 2017-15A, Class A1R, ABS, (3 month USD LIBOR + 1.210%), 5.96%, 6/20/34 (a)(b)	2,000,000	1,928,696
NRZ Advance Receivables Trust, Series 2020-T2, Class AT2, 1.48%, 9/15/53 (a)	510,000	491,183
NXT Capital CLO LLC, Series 2020-1A, Class C, ABS, (3 month USD LIBOR + 3.350%), 7.59%, 1/20/31 (a)(b)	1,620,000	1,493,731
Ocean Trails CLO V, Series 2014-5A, Class ARR, (3 month USD LIBOR + 1.280%), 5.22%, 10/13/31 (a)(b)	1,474,373	1,440,725
OCP CLO Ltd., Series 2015-9A, Class A1R2, (SOFR + 1.250%), 5.11%, 1/15/33 (a)(b)	1,000,000	979,978
OnDeck Asset Securitization Trust III LLC, Series 2021-1A, Class B, ABS, 2.28%, 5/17/27 (a)	2,050,000	1,844,137
OneMain Direct Auto Receivables Trust, Series 2019-1A, Class A, 3.63%, 9/14/27 (a)	900,000	863,793
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class B, ABS, 1.26%, 7/14/28 (a)	600,000	522,184
OneMain Direct Auto Receivables Trust, Series 2021-1A, Class C, 1.42%, 7/14/28	500,000	424,662

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
OneMain Financial Issuance Trust, Series 2020-1A, Class A, 3.84%, 5/14/32 (a)	$90,018	$89,361
OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.75%, 9/14/35 (a)	600,000	524,142
OneMain Financial Issuance Trust, Series 2021-1A, Class A2, ABS, (SOFR30A + 0.760%), 4.57%, 6/16/36 (a)(b)	600,000	573,284
OneMain Financial Issuance Trust, Series 2022-3A, Class A, 5.94%, 5/15/34	1,350,000	1,344,011
Oportun Funding XIV LLC, Series 2021-A, Class A, ABS, 1.21%, 3/8/28 (a)	1,000,000	931,178
Oportun Issuance Trust, Series 2021-B, Class C, ABS, 3.65%, 5/8/31 (a)	1,290,000	1,083,011
Oscar US Funding XIII LLC, Series 2021-2A, Class A3, ABS, 0.86%, 9/10/25 (a)	1,500,000	1,414,421
Oxford Finance Funding LLC, Series 2019-1A, Class A2, 4.46%, 2/15/27 (a)	249,220	247,249
Oxford Finance Funding LLC, Series 2020-1A, Class A2, 3.10%, 2/15/28 (a)	359,280	355,309
Palmer Square Loan Funding Ltd., Series 2020-4A, Class B, (3 month USD LIBOR + 2.300%), 7.06%, 11/25/28 (a)(b)	730,000	712,892
Pawneee Equipment Receivables LLC, Series 2022-1, Class A3, ABS, 5.17%, 2/15/28 (a)	1,140,000	1,121,412
Pennsylvania Higher Education Assistance Agency, Series 2021-1A, Class A, ABS, (1 month USD LIBOR + 0.530%), 4.92%, 5/25/70 (a)(b)	382,805	372,569
PFS Financing Corp., Series 2022-D, Class A, ABS, 4.27%, 8/15/27 (a)	2,350,000	2,291,694
ReadyCap Lending Small Business Loan Trust, Series 2019-2, Class A ( PRIME - 0.500%), 7.00%, 12/27/44 (a)(b)	205,804	195,183
Regatta VII Funding Ltd., Series 2016-4A, Class A1, ABS, (3 month USD LIBOR + 1.150%), 5.90%, 6/20/34 (a)(b)	1,500,000	1,458,297
Regional Management Issuance Trust, Series 2020-1, Class A, 2.34%, 10/15/30 (a)	320,000	297,423

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Regional Management Issuance Trust, Series 2021-1, Class A, ABS, 1.68%, 3/17/31 (a)	$1,870,000	$1,684,564
Renew, Series 2018-1, Class A, 3.95%, 9/20/53 (a)	172,657	158,603
Renew, Series 2021-1, Class A, ABS, 2.06%, 11/20/56 (a)	710,105	604,559
Republic Finance Issuance Trust, Series 2020-A, Class A, ABS, 2.47%, 11/20/30 (a)	1,010,000	953,628
Republic Finance Issuance Trust, Series 2020-A, Class B, ABS, 3.54%, 11/20/30 (a)	600,000	549,013
Romark WM-R Ltd., Series 2018-1A, Class A1, ABS, (3 month USD LIBOR + 1.030%), 5.27%, 4/20/31 (a)	1,731,831	1,698,978
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, 3.81%, 4/20/45 (a)	740,000	689,645
Sabey Data Center Issuer LLC, Series 2022-1, Class A2, ABS, 5.00%, 6/20/47 (a)	600,000	550,176
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12%, 1/15/26	177,077	175,488
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, ABS, 1.01%, 1/15/26	188,137	186,243
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, ABS, 0.90%, 6/15/26	300,000	291,836
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, ABS, 1.35%, 7/15/27	500,000	467,471
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, ABS, 0.95%, 9/15/27	400,000	384,738
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, ABS, 1.26%, 2/16/27	600,000	570,309
Santander Drive Auto Receivables Trust, Series 2022-7, Class C, 6.69%, 3/17/31	1,610,000	1,641,752
Sofi Professional Loan Program LLC, Series 2019-A, Class A2FX, 3.69%, 6/15/48 (a)	73,029	70,582
Sofi Professional Loan Program LLC, Series 2019-C, Class A2FX, 2.37%, 11/16/48 (a)	153,227	142,285
SoFi Professional Loan Program LLC, Series 2020-A, Class A2FX, 2.54%, 5/15/46 (a)	276,114	249,860
SoFi Professional Loan Program LLC, Series 2020-C, Class AFX, 1.95%, 2/15/46 (a)	141,065	126,335
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.54%, 2/25/44 (a)	1,221,317	1,191,694
Store Master Funding I-VII, Series 2019-1, Class A1, 2.82%, 11/20/49 (a)	1,001,089	896,429
Store Master Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, ABS, 2.12%, 6/20/51 (a)	1,141,375	946,817
STWD Ltd., Series 2019-FL1, Class B (SOFR30A + 1.714%), 6.04%, 7/15/38 (a)(b)	470,000	441,382
STWD Ltd., Series 2019-FL1, Class C (SOFR30A + 2.064%), 6.39%, 7/15/38 (a)(b)	280,000	260,379
Summit Issuer LLC, Series 2020-1A, Class A2, ABS, 2.29%, 12/20/50 (a)	1,620,000	1,418,280
Sunrun Athena Issuer LLC, Series 2018-1, Class A, 5.31%, 4/30/49 (a)	226,697	207,596

Investments	Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Sunrun Demeter Issuer LLC, Series 2021-2A, Class A, ABS, 2.27%, 1/30/57 (a)	$1,217,900	$949,890
Sunrun Jupiter Issuer LLC, Series 2022-1A, Class A, ABS, 4.75%, 7/30/57 (a)	945,831	865,159
Sunrun Xanadu Issuer LLC, Series 2019-1A, Class A, 3.98%, 6/30/54 (a)	363,751	321,745
SWC Funding LLC, Series 2018-1A, Class A, 4.75%, 8/15/33 (a)	903,266	885,964
TCW CLO Ltd., Series 2017-1A, Class A1RR, ABS, (3 month USD LIBOR + 1.180%), 5.60%, 10/29/34 (a)(b)	750,000	731,712
Tesla Auto Lease Trust, Series 2020-A, Class D, ABS, 2.33%, 2/20/24 (a)	800,000	791,461
Tesla Auto Lease Trust, Series 2021-A, Class A3, ABS, 0.56%, 3/20/25 (a)	1,000,000	969,422
Tesla Auto Lease Trust, Series 2021-B, Class A3, ABS, 0.60%, 9/22/25 (a)	1,200,000	1,130,660
TH Msrissuer Trust, Series 2019-FT1, Class A, 7.19%, 6/25/24 (1 month USD LIBOR + 2.80%)(a)(b)	450,000	421,037
Towd Point Mortgage Trust, Series 2020-4, Class A1, ABS, 1.75%, 10/25/60 (a)	147,267	130,088
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 5/25/33 (a)	300,000	274,450
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A2, ABS, 0.14%, 1/16/24	54,350	54,254
Trimaran Cavu Ltd., Series 2019-1A, Class A1, 5.70%, 7/20/32 (3 month USD LIBOR + 1.46%)(a)(b)	500,000	491,008
TSTAT Ltd., Series 2022-2A, Class A1, 6.88%, 1/20/31	2,000,000	1,993,306
Vantage Data Centers LLC, Series 2019-1A, Class A2, 3.19%, 7/15/44 (a)	816,833	776,367
VCP RRL ABS I Ltd., Series 2021-1A, Class A, ABS, 2.15%, 10/20/31 (a)	638,760	578,725
Veros Auto Receivables Trust, Series 2022-1, Class A, ABS, 3.47%, 12/15/25 (a)	518,724	507,733
Vivint Solar Financing V LLC, Series 2018-1A, Class A, 4.73%, 4/30/48 (a)	228,786	202,590
Vivint Solar Financing V LLC, Series 2018-1A, Class B, 7.37%, 4/30/48 (a)	633,043	580,708
Wendy’s Funding LLC, Series 2019-1A, Class A2I, 3.78%, 6/15/49 (a)	455,000	418,558
Westlake Automobile Receivables Trust, Series 2022-2A, Class C, ABS, 4.85%, 9/15/27 (a)	1,350,000	1,312,555
World Omni Select Auto Trust, Series 2019-A, Class B, 2.17%, 12/15/25	176,110	175,169
World Omni Select Auto Trust, Series 2019-A, Class C, 2.38%, 12/15/25	100,000	98,846
World Omni Select Auto Trust, Series 2021-A, Class C, ABS, 1.09%, 11/15/27	100,000	91,034
Zais CLO 9 Ltd., Series 2018-2A, Class A, 5.44%, 7/20/31 (3 month USD LIBOR + 1.20%)(a)(b)	970,261	948,043
TOTAL ASSET-BACKED SECURITIES (Cost: $148,222,771)		139,529,476

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES - 18.1%
Federal Home Loan Mortgage Corp., 0.25%, 8/24/23	$1,050,000	$1,019,428
Federal Home Loan Mortgage Corp., 1.50%, 11/1/50	429,195	331,589
Federal Home Loan Mortgage Corp., 2.00%, 1/1/32	103,718	94,457
Federal Home Loan Mortgage Corp., 2.00%, 9/1/50	2,427,395	1,985,286
Federal Home Loan Mortgage Corp., 2.00%, 10/1/51	487,523	397,400
Federal Home Loan Mortgage Corp., 2.00%, 1/1/52	48,016	39,616
Federal Home Loan Mortgage Corp., 2.00%, 3/1/52	2,136,541	1,750,587
Federal Home Loan Mortgage Corp., 2.50%, 6/1/28	61,925	58,976
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	300,012	257,616
Federal Home Loan Mortgage Corp., 2.50%, 3/1/51	10,174,880	8,664,984
Federal Home Loan Mortgage Corp., 2.50%, 4/1/51	2,564,629	2,178,359
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	2,212,091	1,877,965
Federal Home Loan Mortgage Corp., 2.50%, 10/1/51	361,291	308,504
Federal Home Loan Mortgage Corp., 2.50%, 11/1/51	1,006,565	854,322
Federal Home Loan Mortgage Corp., 2.50%, 12/1/51	1,446,277	1,224,310
Federal Home Loan Mortgage Corp., 2.50%, 2/1/52	1,636,374	1,395,088
Federal Home Loan Mortgage Corp., 3.00%, 1/1/32	162,384	155,509
Federal Home Loan Mortgage Corp., 3.00%, 12/1/37	238,039	221,061
Federal Home Loan Mortgage Corp., 3.00%, 1/1/43	485,515	442,285
Federal Home Loan Mortgage Corp., 3.00%, 8/1/45	203,347	182,855
Federal Home Loan Mortgage Corp., 3.00%, 1/1/47	691,866	619,076
Federal Home Loan Mortgage Corp., 3.00%, 4/1/47	249,231	222,615
Federal Home Loan Mortgage Corp., 3.00%, 10/1/49	62,843	55,612
Federal Home Loan Mortgage Corp., 3.00%, 2/1/50	356,195	314,985
Federal Home Loan Mortgage Corp., 3.00%, 4/1/51	2,933,936	2,583,059
Federal Home Loan Mortgage Corp., 3.00%, 1/1/52	1,401,146	1,242,162
Federal Home Loan Mortgage Corp., 3.00%, 4/1/52	72,919	64,320
Federal Home Loan Mortgage Corp., 3.50%, 10/1/41	60,442	56,637
Federal Home Loan Mortgage Corp., 3.50%, 10/1/42	300,301	281,418
Federal Home Loan Mortgage Corp., 3.50%, 7/1/43	132,357	123,893
Federal Home Loan Mortgage Corp., 3.50%, 1/1/45	185,084	173,235
Federal Home Loan Mortgage Corp., 3.50%, 7/1/45	121,815	113,384

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mortgage Corp., 3.50%, 1/1/47	$152,322	$141,300
Federal Home Loan Mortgage Corp., 3.50%, 11/1/47	136,961	127,013
Federal Home Loan Mortgage Corp., 3.50%, 11/1/51	487,577	449,477
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	2,421,849	2,202,447
Federal Home Loan Mortgage Corp., 3.50%, 5/1/52	4,126,087	3,752,730
Federal Home Loan Mortgage Corp., 3.50%, 6/1/52	1,528,736	1,395,258
Federal Home Loan Mortgage Corp., 4.00%, 3/1/41	91,705	88,167
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	3,621	3,474
Federal Home Loan Mortgage Corp., 4.00%, 6/1/42	166,186	159,776
Federal Home Loan Mortgage Corp., 4.00%, 9/1/52	3,438,502	3,225,443
Federal Home Loan Mortgage Corp., 4.50%, 11/1/37	530,253	526,764
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	209,285	205,663
Federal Home Loan Mortgage Corp., 4.50%, 6/1/47	26,719	26,477
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	46,909	45,869
Federal Home Loan Mortgage Corp., 4.50%, 7/1/47	48,612	47,690
Federal Home Loan Mortgage Corp., 4.50%, 2/1/48	111,807	109,799
Federal Home Loan Mortgage Corp., 4.50%, 8/1/48	124,137	122,730
Federal Home Loan Mortgage Corp., 4.50%, 6/1/52	377,974	363,822
Federal Home Loan Mortgage Corp., 4.50%, 7/1/52	366,689	352,967
Federal Home Loan Mortgage Corp., 5.00%, 2/1/42	110,263	111,782
Federal Home Loan Mortgage Corp., 5.00%, 7/1/52	2,039,286	2,011,084
Federal Home Loan Mortgage Corp., 5.00%, 9/1/52	2,965,977	2,924,959
Federal National Mortgage Association, 0.63%, 4/22/25	1,000,000	918,744
Federal National Mortgage Association, 0.88%, 8/5/30	1,615,000	1,281,973
Federal National Mortgage Association, 1.50%, 10/1/50	397,919	307,436
Federal National Mortgage Association, 1.50%, 12/1/50	1,811,260	1,399,384
Federal National Mortgage Association, 1.63%, 1/7/25	340,000	321,176
Federal National Mortgage Association, 2.00%, 12/1/40	505,324	430,355
Federal National Mortgage Association, 2.00%, 2/1/41	422,766	360,039
Federal National Mortgage Association, 2.00%, 5/1/41	845,840	720,343
Federal National Mortgage Association, 2.00%, 10/1/50	1,555,935	1,275,556
Federal National Mortgage Association, 2.00%, 11/1/50	394,091	322,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 2.00%, 1/1/51	$813,564	$669,984
Federal National Mortgage Association, 2.00%, 1/1/51	406,786	332,513
Federal National Mortgage Association, 2.00%, 2/1/51	443,205	361,750
Federal National Mortgage Association, 2.00%, 4/1/51	1,829,909	1,494,134
Federal National Mortgage Association, 2.00%, 5/1/51	2,400,581	1,959,687
Federal National Mortgage Association, 2.00%, 2/1/52	991,974	812,994
Federal National Mortgage Association, 2.50%, 4/1/31	367,730	343,884
Federal National Mortgage Association, 2.50%, 5/1/43	200,747	173,092
Federal National Mortgage Association, 2.50%, 8/1/46	493,745	425,685
Federal National Mortgage Association, 2.50%, 9/1/46	40,677	35,070
Federal National Mortgage Association, 2.50%, 10/1/46	124,089	106,534
Federal National Mortgage Association, 2.50%, 8/1/50	613,580	522,114
Federal National Mortgage Association, 2.50%, 10/1/50	315,027	268,198
Federal National Mortgage Association, 2.50%, 2/1/51	227,801	196,565
Federal National Mortgage Association, 2.50%, 4/1/51	1,578,493	1,340,908
Federal National Mortgage Association, 2.50%, 4/1/51	358,172	307,557
Federal National Mortgage Association, 2.50%, 8/1/51	978,589	830,948
Federal National Mortgage Association, 2.50%, 9/1/51	1,877,963	1,594,465
Federal National Mortgage Association, 2.50%, 2/1/52	529,371	451,310
Federal National Mortgage Association, 2.50%, 2/1/52	722,344	615,833
Federal National Mortgage Association, 2.50%, 3/1/52	523,216	446,064
Federal National Mortgage Association, 2.63%, 9/6/24	1,000,000	970,149
Federal National Mortgage Association, 3.00%, 5/1/30	113,308	108,402
Federal National Mortgage Association, 3.00%, 5/1/32	368,574	350,722
Federal National Mortgage Association, 3.00%, 10/1/32	285,562	271,750
Federal National Mortgage Association, 3.00%, 9/1/37	2,565	2,421
Federal National Mortgage Association, 3.00%, 5/1/40	215,940	196,042
Federal National Mortgage Association, 3.00%, 5/1/43	348,193	316,815
Federal National Mortgage Association, 3.00%, 9/1/46	118,157	105,796
Federal National Mortgage Association, 3.00%, 11/1/46	209,564	188,158
Federal National Mortgage Association, 3.00%, 11/1/46	178,411	159,636
Federal National Mortgage Association, 3.00%, 1/1/47	209,812	187,349

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.00%, 2/1/47	$1,068,425	$972,241
Federal National Mortgage Association, 3.00%, 12/1/49	335,837	297,186
Federal National Mortgage Association, 3.00%, 2/1/50	839,632	742,910
Federal National Mortgage Association, 3.00%, 7/1/50	4,225,511	3,763,073
Federal National Mortgage Association, 3.00%, 9/1/51	331,790	295,129
Federal National Mortgage Association, 3.00%, 2/1/52	4,135,769	3,630,728
Federal National Mortgage Association, 3.00%, 3/1/52	475,643	419,456
Federal National Mortgage Association, 3.00%, 4/1/52	485,511	427,132
Federal National Mortgage Association, 3.00%, 4/1/52	87,896	77,510
Federal National Mortgage Association, 3.00%, 4/1/52	1,528,326	1,347,464
Federal National Mortgage Association, 3.00%, 4/1/52	111,993	98,760
Federal National Mortgage Association, 3.00%, 4/1/52	712,687	628,642
Federal National Mortgage Association, 3.00%, 4/1/52	482,069	425,122
Federal National Mortgage Association, 3.50%, 12/1/30	29,919	29,215
Federal National Mortgage Association, 3.50%, 1/1/35	113,468	109,111
Federal National Mortgage Association, 3.50%, 6/1/37	951,651	910,940
Federal National Mortgage Association, 3.50%, 10/1/37	657,525	629,015
Federal National Mortgage Association, 3.50%, 5/1/40	73,726	68,834
Federal National Mortgage Association, 3.50%, 1/1/41	185,068	173,172
Federal National Mortgage Association, 3.50%, 8/1/42	137,747	128,938
Federal National Mortgage Association, 3.50%, 11/1/42	227,103	212,532
Federal National Mortgage Association, 3.50%, 8/1/43	105,263	98,376
Federal National Mortgage Association, 3.50%, 1/1/45	11,116	10,400
Federal National Mortgage Association, 3.50%, 12/1/45	240,063	223,626
Federal National Mortgage Association, 3.50%, 12/1/45	163,779	152,209
Federal National Mortgage Association, 3.50%, 8/1/46	183,248	170,169
Federal National Mortgage Association, 3.50%, 12/1/46	100,475	94,055
Federal National Mortgage Association, 3.50%, 12/1/46	84,500	78,637
Federal National Mortgage Association, 3.50%, 1/1/47	97,271	90,238
Federal National Mortgage Association, 3.50%, 4/1/47	292,938	270,306
Federal National Mortgage Association, 3.50%, 9/1/47	133,416	123,641
Federal National Mortgage Association, 3.50%, 11/1/47	4,966	4,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 3.50%, 11/1/47	$41,295	$38,221
Federal National Mortgage Association, 3.50%, 6/1/48	153,762	142,564
Federal National Mortgage Association, 3.50%, 6/1/48	147,278	136,398
Federal National Mortgage Association, 3.50%, 11/1/48	203,819	188,933
Federal National Mortgage Association, 3.50%, 3/1/49	175,434	162,561
Federal National Mortgage Association, 3.50%, 6/1/49	72,021	66,739
Federal National Mortgage Association, 3.50%, 4/1/50	1,091,115	994,667
Federal National Mortgage Association, 3.50%, 2/1/52	961,357	881,773
Federal National Mortgage Association, 3.50%, 3/1/52	1,546,161	1,405,337
Federal National Mortgage Association, 3.50%, 5/1/52	515,505	468,490
Federal National Mortgage Association, 3.50%, 5/1/52	494,315	442,694
Federal National Mortgage Association, 3.50%, 7/1/52	2,510,258	2,281,608
Federal National Mortgage Association, 3.50%, 9/1/52	4,994,456	4,538,478
Federal National Mortgage Association, 4.00%, 11/1/37	1,093,134	1,066,860
Federal National Mortgage Association, 4.00%, 9/1/40	132,484	127,231
Federal National Mortgage Association, 4.00%, 3/1/41	241,408	231,839
Federal National Mortgage Association, 4.00%, 9/1/42	26,196	25,099
Federal National Mortgage Association, 4.00%, 1/1/45	10,504	10,036
Federal National Mortgage Association, 4.00%, 12/1/45	265,808	254,602
Federal National Mortgage Association, 4.00%, 7/1/46	225,809	216,102
Federal National Mortgage Association, 4.00%, 3/1/47	123,241	117,197
Federal National Mortgage Association, 4.00%, 9/1/47	155,484	148,422
Federal National Mortgage Association, 4.00%, 10/1/47	73,276	69,926
Federal National Mortgage Association, 4.00%, 12/1/47	96,472	92,270
Federal National Mortgage Association, 4.00%, 1/1/48	203,897	194,606
Federal National Mortgage Association, 4.00%, 4/1/48	71,916	68,754
Federal National Mortgage Association, 4.00%, 3/1/49	1,266,398	1,205,959
Federal National Mortgage Association, 4.00%, 4/1/52	476,389	450,764
Federal National Mortgage Association, 4.00%, 5/1/52	1,624,340	1,524,369
Federal National Mortgage Association, 4.00%, 6/1/52	473,410	444,077
Federal National Mortgage Association, 4.00%, 7/1/52	1,213,638	1,138,815
Federal National Mortgage Association, 4.00%, 9/1/52	2,511,315	2,355,706

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mortgage Association, 4.00%, 10/1/52	$7,062,706	$6,625,085
Federal National Mortgage Association, 4.50%, 9/1/40	132,441	130,913
Federal National Mortgage Association, 4.50%, 2/1/41	260,108	257,852
Federal National Mortgage Association, 4.50%, 9/1/42	2,251	2,211
Federal National Mortgage Association, 4.50%, 12/1/43	13,372	13,122
Federal National Mortgage Association, 4.50%, 7/1/46	93,148	91,505
Federal National Mortgage Association, 4.50%, 11/1/47	39,960	39,280
Federal National Mortgage Association, 4.50%, 1/1/48	115,357	113,589
Federal National Mortgage Association, 4.50%, 2/1/48	20,627	20,335
Federal National Mortgage Association, 4.50%, 3/1/48	71,659	70,313
Federal National Mortgage Association, 4.50%, 3/1/48	83,735	82,499
Federal National Mortgage Association, 4.50%, 5/1/48	89,499	88,279
Federal National Mortgage Association, 4.50%, 5/1/48	60,667	59,841
Federal National Mortgage Association, 4.50%, 6/1/52	187,368	180,331
Federal National Mortgage Association, 4.50%, 6/1/52	2,821,324	2,715,903
Federal National Mortgage Association, 4.50%, 7/1/52	160,535	154,545
Federal National Mortgage Association, 4.50%, 8/1/52	1,613,906	1,553,558
Federal National Mortgage Association, 4.50%, 9/1/52	9,857,478	9,488,621
Federal National Mortgage Association, 5.00%, 9/1/40	99,843	101,104
Federal National Mortgage Association, 5.00%, 2/1/41	79,461	80,465
Federal National Mortgage Association, 5.00%, 7/1/44	191,737	196,116
Federal National Mortgage Association, 5.00%, 5/1/48	44,644	44,740
Federal National Mortgage Association, 5.00%, 8/1/48	18,059	18,177
Federal National Mortgage Association, 5.00%, 7/1/52	822,007	810,639
Federal National Mortgage Association, 5.00%, 8/1/52	1,254,049	1,236,707
Federal National Mortgage Association, 5.00%, 9/1/52	203,984	201,164
Federal National Mortgage Association, 5.00%, 10/1/52	5,362,798	5,288,634
Federal National Mortgage Association, 5.50%, 2/1/42	42,717	44,203
Federal National Mortgage Association, 5.50%, 12/1/52	995,078	997,749
Federal National Mortgage Association, Series 2017-51, Class CP, CMO, REMIC, 3.00%, 2/25/47	336,472	304,720
Government National Mortgage Association, 2.00%, 3/20/51	390,392	328,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 2.00%, 7/20/51	$475,062	$398,178
Government National Mortgage Association, 2.00%, 10/20/51	200,147	168,194
Government National Mortgage Association, 2.50%, 12/20/46	82,967	73,147
Government National Mortgage Association, 2.50%, 10/20/50	1,312,086	1,107,318
Government National Mortgage Association, 2.50%, 5/20/51	4,737,822	4,119,191
Government National Mortgage Association, 2.50%, 8/20/51	349,795	303,815
Government National Mortgage Association, 2.50%, 11/20/51	455,344	394,600
Government National Mortgage Association, 2.50%, 12/20/51	2,294,038	1,964,871
Government National Mortgage Association, 3.00%, 12/20/42	187,340	171,013
Government National Mortgage Association, 3.00%, 12/20/45	57,367	51,991
Government National Mortgage Association, 3.00%, 9/20/46	84,476	76,461
Government National Mortgage Association, 3.00%, 10/20/46	175,852	159,065
Government National Mortgage Association, 3.00%, 2/20/47	204,203	183,802
Government National Mortgage Association, 3.00%, 4/20/47	137,999	124,410
Government National Mortgage Association, 3.00%, 12/20/47	62,321	56,119
Government National Mortgage Association, 3.00%, 1/20/48	128,863	116,447
Government National Mortgage Association, 3.00%, 9/20/49	100,463	90,347
Government National Mortgage Association, 3.00%, 12/20/49	200,273	180,101
Government National Mortgage Association, 3.00%, 1/20/50	464,447	417,535
Government National Mortgage Association, 3.00%, 4/15/50	189,125	167,987
Government National Mortgage Association, 3.00%, 8/20/50	272,070	243,590

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.00%, 8/20/50	$380,888	$340,901
Government National Mortgage Association, 3.00%, 8/20/50	228,895	204,742
Government National Mortgage Association, 3.00%, 10/20/50	153,617	137,263
Government National Mortgage Association, 3.00%, 10/20/50	243,334	217,278
Government National Mortgage Association, 3.00%, 7/20/51	265,077	237,207
Government National Mortgage Association, 3.00%, 12/20/51	508,231	454,117
Government National Mortgage Association, 3.00%, 4/20/52	482,669	430,194
Government National Mortgage Association, 3.00%, 5/20/52	2,611,367	2,325,242
Government National Mortgage Association, 3.50%, 2/20/42	154,622	145,266
Government National Mortgage Association, 3.50%, 7/20/42	225,689	212,636
Government National Mortgage Association, 3.50%, 11/20/42	102,072	96,232
Government National Mortgage Association, 3.50%, 8/20/45	39,602	36,971
Government National Mortgage Association, 3.50%, 9/20/45	39,356	36,673
Government National Mortgage Association, 3.50%, 4/20/46	56,674	52,856
Government National Mortgage Association, 3.50%, 12/20/46	320,502	298,904
Government National Mortgage Association, 3.50%, 11/20/47	106,712	99,346
Government National Mortgage Association, 3.50%, 1/20/48	110,202	102,970
Government National Mortgage Association, 3.50%, 11/20/48	438,619	407,907
Government National Mortgage Association, 3.50%, 8/20/50	154,629	143,087
Government National Mortgage Association, 3.50%, 8/20/50	149,843	139,190
Government National Mortgage Association, 3.50%, 8/20/50	188,556	174,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT AGENCIES (continued)
Government National Mortgage Association, 3.50%, 10/20/50	$65,914	$60,976
Government National Mortgage Association, 3.50%, 1/20/52	969,572	890,915
Government National Mortgage Association, 3.50%, 7/20/52	382,768	351,708
Government National Mortgage Association, 4.00%, 11/20/40	76,297	73,720
Government National Mortgage Association, 4.00%, 2/20/46	157,440	151,437
Government National Mortgage Association, 4.00%, 3/20/46	59,794	57,522
Government National Mortgage Association, 4.00%, 5/20/47	86,479	83,024
Government National Mortgage Association, 4.00%, 8/20/47	44,390	42,615
Government National Mortgage Association, 4.00%, 9/20/47	672,472	647,286
Government National Mortgage Association, 4.00%, 9/20/52	1,733,773	1,617,918
Government National Mortgage Association, 4.50%, 9/20/39	78,334	78,180
Government National Mortgage Association, 4.50%, 7/20/41	45,007	44,919
Government National Mortgage Association, 4.50%, 2/20/47	27,574	27,413
Government National Mortgage Association, 4.50%, 8/20/47	42,475	41,853
Government National Mortgage Association, 4.50%, 1/20/48	136,004	133,902
Government National Mortgage Association, 4.50%, 3/20/48	27,013	26,600
Government National Mortgage Association, 4.50%, 7/20/48	53,881	52,815
Government National Mortgage Association, 4.50%, 6/20/49	150,480	147,044
Government National Mortgage Association, 4.50%, 12/20/52	1,746,626	1,675,004
Government National Mortgage Association, 5.00%, 7/20/45	111,631	113,515
Government National Mortgage Association, 5.00%, 11/20/52	428,156	419,314
Tennessee Valley Authority, 1.50%, 9/15/31	145,000	113,776
United States Department of Housing and Urban Development, Series 2019, 2.87%, 8/1/27	1,000,000	934,034
United States International Development Finance Corp., 3.43%, 6/1/33	975,992	911,332
United States International Development Finance Corp., Series 1, 1.65%, 4/15/28	1,000,000	876,479
United States International Development Finance Corp., Series 3, 1.05%, 10/15/29	804,191	701,541
TOTAL U.S. GOVERNMENT AGENCIES (Cost: $179,737,284)		167,841,287

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.0%
Alen Mortgage Trust, Series 2021-ACEN, Class C, (1 month USD LIBOR + 2.250%), 6.57%, 4/15/34 (a)(b)	$1,000,000	$852,073
Angel Oak Mortgage Trust, Series 2021-8, Class A3, CMO, 2.84%, 11/25/66 (a)(b)	100,000	64,726
BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY, Class A, 5.17%, 9/15/34 (1 month USD LIBOR + 0.85%)(a)(b)	400,000	392,435
BANK, Series 2018-BN15, Class A3, 4.14%, 11/15/61	575,000	545,504
BANK, Series 2019-BN23, Class AS, 3.20%, 12/15/52	500,000	421,126
BANK, Series 2020-BN28, Class A3, 1.58%, 3/15/63	1,200,000	947,807
BANK, Series 2020-BN29, Class A3, 1.74%, 11/15/53	500,000	391,734
Bellemeade Re Ltd., Series 2019-3A, Class M1B, 5.99%, 7/25/29 (1 month USD LIBOR + 1.60%)(a)(b)	19,543	19,533
Bellemeade Re Ltd., Series 2021-2A, Class M1A, CMO, (SOFR30A + 1.200%), 5.13%, 6/25/31 (a)(b)	420,521	416,418
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.000%), 4.93%, 9/25/31 (a)(b)	257,343	254,027
Bellemeade Re Ltd., Series 2021-3A, Class M1A, CMO, (SOFR30A + 1.750%), 5.68%, 3/25/31 (a)(b)	140,326	139,526
Bellemeade Re Ltd., Series 2022-1, Class M1A, CMO, (SOFR30A + 1.750%), 5.68%, 1/26/32 (a)(b)	760,000	749,798
Benchmark Mortgage Trust, 2018B4, Class A3, 3.89%, 7/15/51	500,000	486,431
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 3/15/62 (a)(b)	250,000	182,953
Benchmark Mortgage Trust, Series 2019-B10, Class A3, 3.46%, 3/15/62	850,000	769,165
Benchmark Mortgage Trust, Series 2020-B19, Class A4, 1.55%, 9/15/53	1,200,000	968,873
Benchmark Mortgage Trust, Series 2020-B20, Class A4, 1.75%, 10/15/53	1,300,000	1,047,799
Benchmark Mortgage Trust, Series 2020-B21, Class A4, 1.70%, 12/17/53	500,000	397,641
Benchmark Mortgage Trust, Series 2020-IG3, Class A2, 2.48%, 9/15/48 (a)	1,500,000	1,394,793
Benchmark Mortgage Trust, Series 2021-B24, Class A3, 2.01%, 3/15/54	550,000	471,135
Benchmark Mortgage Trust, Series 2021-B24, Class A4, 2.26%, 3/15/54	600,000	495,199
Benchmark Mortgage Trust, Series 2021-B25, Class A3, 1.91%, 4/15/54	1,200,000	1,017,153

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust, Series 2021-B25, Class A4, 2.27%, 4/15/54	$800,000	$659,886
Benchmark Mortgage Trust, Series 2021-B30, Class A4, 2.33%, 11/15/54	3,000,000	2,411,566
Benchmark Mortgage Trust, Series 2021-B31, Class A4, 2.42%, 12/15/54	1,200,000	974,327
BMO Mortgage Trust, Series 2022-C1, Class 360B, 3.94%, 2/17/55 (a)(b)	1,000,000	737,555
BMO MORTGAGE TRUST, Series 2022-C3, Class A5, 5.31%, 9/15/54	1,000,000	1,006,782
BX Commercial Mortgage Trust, Series 2022-AHP, Class AS, (SOFR30A + 1.490%), 5.83%, 1/17/39 (a)	1,000,000	953,529
BX Commercial Mortgage Trust, Series 2022-AHP, Class C (SOFR30A +2.090%), 6.43%, 1/17/39 (a)(b)	1,000,000	947,284
BXMT Ltd., Series 2020-FL2, Class A, (SOFR30A + 1.014%), 5.34%, 2/15/38 (a)(b)	645,777	630,653
Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A3, 2.75%, 1/15/53	800,000	673,550
CD Mortgage Trust, Series 2016-CD2, Class B, 3.88%, 11/10/49 (b)	500,000	423,224
CD Mortgage Trust, Series 2019-CD8, Class A3, 2.66%, 8/15/57	900,000	769,584
Century Plaza Towers, Series 2019-CPT, Class A, 2.87%, 11/13/39 (a)	250,000	199,258
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/39 (a)(b)	488,000	323,867
CF Mortgage Trust, Series 2020-P1, Class A1, 2.84%, 4/15/25 (a)(b)	835,689	776,498
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A3, 3.37%, 10/10/47	93,125	89,498
Citigroup Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.78%, 11/10/31 (a)(b)	1,000,000	962,812
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A3, 2.65%, 7/10/49	114,286	104,557
Citigroup Commercial Mortgage Trust, Series 2018-C6, Class A3, 4.15%, 11/10/51	750,000	704,934

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Citigroup Commercial Mortgage Trust, Series 2019-C7, Class A3, 2.86%, 12/15/72	$280,000	$241,097
COMM Mortgage Trust, Series 2013-LC13, Class D, 5.25%, 8/10/46 (a)(b)	500,000	461,898
COMM Mortgage Trust, Series 2022-HC, Class B, 3.17%, 1/10/39 (a)	1,000,000	852,365
Connecticut Avenue Securities Trust, Series 2021-R01, Class 1M2, CMO, (SOFR30A + 1.550%), 5.48%, 10/25/41 (a)(b)	30,000	29,237
Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, CMO, (SOFR30A + 1.900%), 5.83%, 12/25/41 (a)(b)	400,000	379,853
Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.750%), 7.43%, 3/25/42 (a)(b)	435,000	440,446
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, CMO, (SOFR30A + 3.100%), 7.03%, 3/25/42 (a)(b)	315,000	313,822
Connecticut Avenue Securities Trust, Series 2022-R05, Class 2M2, CMO, (SOFR30A + 3.000%), 6.93%, 4/25/42 (a)(b)	120,000	116,160
Connecticut Avenue Securities Trust, Series 2022-R06, Class 1M2, CMO, (SOFR30A + 3.850%), 7.78%, 5/25/42 (a)(b)	625,000	637,883
Connecticut Avenue Securities Trust, Series 2022-R07, Class 1M2, CMO, (SOFR30a + 4.650%), 8.59%, 6/25/42 (a)(b)	445,000	466,393
Connecticut Avenue Securities Trust, Series 2022-R08, Class 1M2, CMO, (SOFR30A + 3.600%), 7.53%, 7/25/42 (a)(b)	160,000	158,606
Connecticut Avenue Securities Trust, Series 2022-R09, Class 2M2, CMO, ( SOFR30A + 4.750%), 8.69%, 9/25/42 (a)	230,000	234,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.23%, 6/15/57	$115,952	$110,150
CSAIL Commercial Mortgage Trust, Series 2018-C14, Class A3, 4.15%, 11/15/51	700,000	654,667
CSAIL Commercial Mortgage Trust, Series 2021-C20, Class A2, 2.49%, 3/15/54	1,197,347	997,786
CSMC Trust, Series 2018-RPL9, Class A, 3.85%, 9/25/57 (a)(b)	129,011	120,522
CSMC Trust, Series 2020-RPL6, Class A1, CMO, 2.69%, 3/25/59 (a)(b)	135,700	128,258
Eagle RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.550%), 5.48%, 4/25/34 (a)(b)	1,280,078	1,272,482
Federal Home Loan Mortgage Corp., Series 2021-3, Class 3JI, 2.50%, 2/25/51	795,780	106,109
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class M2, CMO, (SOFR30A + 2.300%), 6.23%, 8/25/33 (a)(b)	235,000	232,334
Federal Home Loan Mortgage Corp., Series 2021-DNA3, Class M2, CMO, REMIC, (SOFR30A + 2.100%), 6.03%, 10/25/33 (a)(b)	625,000	612,796
Federal Home Loan Mortgage Corp., Series 2021-DNA5, Class M2, CMO, REMIC, (SOFR30A + 1.650%), 5.58%, 1/25/34 (a)(b)	48,666	47,997
Federal Home Loan Mortgage Corp., Series 2021-HQA3, Class M1, CMO, REMIC, (SOFR30A + 0.850%), 4.78%, 9/25/41 (a)(b)	1,364,382	1,302,552
Federal Home Loan Mortgage Corp., Series 2021-P011, Class A1, 1.20%, 9/25/31	800,335	689,599
Federal Home Loan Mortgage Corp., Series 2022-DNA1, Class M1A, CMO, REMIC, (SOFR30A + 1.000%), 4.93%, 1/25/42 (a)(b)	354,741	345,633
Federal Home Loan Mortgage Corp., Series 2022-DNA3, Class M1B, CMO, REMIC, (SOFR30A + 2.900%), 6.83%, 4/25/42 (a)(b)	495,000	489,126
Federal Home Loan Mortgage Corp., Series 2022-DNA4, Class M1B, CMO, REMIC, (SOFR30A + 3.350%), 7.28%, 5/25/42 (a)(b)	735,000	738,902

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M1B, CMO, REMIC, (SOFR30A + 3.500%), 7.43%, 3/25/42 (a)(b)	$60,000	$59,493
Federal Home Loan Mortgage Corp., Series 2022-HQA2, Class M1B, CMO, ( SOFR30A + 4.000%), 7.93%, 7/25/42 (a)	45,000	45,333
Federal Home Loan Mortgage Corp., Series 2022-ML13, Class ACA, 2.88%, 7/25/36	1,000,000	858,857
Federal Home Loan Mortgage Corp., Series 2022-ML14, Class A, 3.65%, 11/25/38	1,000,000	895,900
Federal Home Loan Mortgage Corp., Series 2022-P013, Class A2, 2.76%, 2/25/32 (b)	1,000,000	867,861
Federal Home Loan Mortgage Corp., Series 4661, Class BV, CMO, REMIC, 3.50%, 12/15/36	527,154	511,641
Federal Home Loan Mortgage Corp., Series 4710, Class KZ, CMO, REMIC, 3.50%, 8/15/47	1,147,063	1,012,301
Federal Home Loan Mortgage Corp., Series 4835, Class AS, 2.93%, 10/15/48 (1 month USD LIBOR + 9.84%)(b)	77,008	69,399
Federal Home Loan Mortgage Corp., Series 5021, Class SB, CMO, IO, REMIC, (SOFR30A + 3.550%), 0.03%, 10/25/50 (b)(e)	974,558	33,085
Federal Home Loan Mortgage Corp., Series 5027, Class AI, CMO, IO, REMIC, 2.00%, 9/25/50	468,390	54,824
Federal National Mortgage Association, 3.15%, 10/15/36	992,323	848,907
Federal National Mortgage Association, Series 2018-M10, Class A1, 3.36%, 7/25/28 (b)	19,174	18,938
Federal National Mortgage Association, Series 2018-M8, Class A2, 3.30%, 6/25/28 (b)	454,237	431,501
Federal National Mortgage Association, Series 2019-M21, Class 3A1, 2.10%, 6/25/34	842,807	748,332
Federal National Mortgage Association, Series 2020-24, Class SP, CMO, IO, REMIC, (1 month USD LIBOR + 6.050%), 1.66%, 4/25/50 (b)(e)	269,596	30,358

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Federal National Mortgage Association, Series 2020-56, Class LI, CMO, IO, REMIC, 2.00%, 8/25/50	$364,952	$51,234
Federal National Mortgage Association, Series 2020-75, Class LI, CMO, IO, REMIC, 2.50%, 11/25/50	591,145	85,152
Federal National Mortgage Association, Series 2021-76, Class IY, CMO, IO, REMIC, 2.50%, 11/25/51	236,145	31,846
Federal National Mortgage Association, Series 2021-M3G, Class A2, 1.25%, 1/25/31 (b)	1,000,000	783,607
Federal National Mortgage Association, Series 2022-51, Class PS, 2.02%, 8/25/52	665,253	45,342
Flagstar Mortgage Trust, Series 2021-4, Class A21, CMO, 2.50%, 6/1/51 (a)(b)	213,695	163,251
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1B, CMO, REMIC (SOFR30A + 4.500%), 8.43%, 6/25/42 (a)(b)	670,000	700,517
GMSC, Series 2021-IP, Class B, (1 month USD LIBOR + 1.150%), 5.47%, 10/15/36 (a)(b)	1,720,000	1,592,821
Government National Mortgage Association, Series 2013-99, Class AX, 3.00%, 7/20/43	156,698	140,064
Government National Mortgage Association, Series 2015-143, Class WA, 4.00%, 10/20/45	148,939	144,921
Government National Mortgage Association, Series 2018-76, Class IO, 4.00%, 6/20/46	38,404	5,286
Government National Mortgage Association, Series 2021-165, Class ST, CMO, IO, REMIC, (1 month USD LIBOR + 3.360%), 0.02%, 1/20/50 (b)(e)	155,653	51
Government National Mortgage Association, Series 2021-177, Class SB, CMO, IO, (SOFR30A + 3.200%), 0.28%, 10/20/51 (b)(e)	700,194	11,081
Government National Mortgage Association, Series 2021-205, Class DS, CMO, IO, (SOFR30A + 3.200%), 0.28%, 11/20/51 (b)(e)	6,706,317	106,279

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Government National Mortgage Association, Series 2022-126, Class CS, CMO, IO, (SOFR30A + 3.760%), 0.37%, 7/20/52 (b)(e)	$1,478,938	$15,866
Government National Mortgage Association, Series 2022-133, Class SA, 0.12%, 7/20/52	569,910	9,070
Government National Mortgage Association, Series 2022-148, Class DS, CMO, REMIC, IO, 0.21%, 8/20/52 (e)	571,704	7,330
Government National Mortgage Association, Series 2022-180, Class Z, 5.00%, 10/20/52	3,012,552	2,817,521
Government National Mortgage Association, Series 2022-46, Class S, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52 (b)(e)	416,290	7,047
Government National Mortgage Association, Series 2022-51, Class SC, CMO, IO, (SOFR30A + 3.500%), 0.11%, 3/20/52 (b)(e)	1,275,028	19,742
Government National Mortgage Association, Series 2022-66, Class SB, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52 (b)(e)	432,429	8,355
Government National Mortgage Association, Series 2022-68, Class SP, CMO, IO, (SOFR30A + 3.850%), 0.02%, 4/20/52 (b)(e)	336,054	6,086
Government National Mortgage Association, Series 2022-7, Class MSB, CMO, REMIC,IO, 0.36%, 4/20/52 (e)	779,274	14,004
Government National Mortgage Association, Series 2022-78, Class MS, CMO, IO, (SOFR30A + 3.600%), 0.21%, 4/20/52 (b)(e)	1,108,224	16,372
Government National Mortgage Association, Series 2022-93, Class GS, CMO, IO, (SOFR30A + 3.650%), 0.26%, 5/20/52 (b)(e)	246,684	3,641
Government National Mortgage Association, Series 222-124, Class QZ, 4.00%, 7/20/52	122,013	102,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage Securities Corp., Series 2021-RENT, Class A, (1 month USD LIBOR + 0.700%), 5.05%, 11/21/35 (a)(b)	$296,924	$276,232
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A3, 4.26%, 7/10/51 (b)	800,000	778,108
GS Mortgage Securities Trust, Series 2015-GC34, Class A3, 3.24%, 10/10/48	1,041,598	982,944
GS Mortgage Securities Trust, Series 2016-GS4, Class C, 3.95%, 11/10/49 (b)	500,000	420,980
GS Mortgage Securities Trust, Series 2019-GC39, Class A3, 3.31%, 5/10/52	1,000,000	887,156
GS Mortgage Securities Trust, Series 2019-GC42, Class A3, 2.75%, 9/1/52	1,100,000	943,654
GS Mortgage Securities Trust, Series 2020-GC47, Class A4, 2.13%, 5/12/53	1,400,000	1,143,297
GS Mortgage Securities Trust, Series 2020-GSA2, Class A4, 1.72%, 12/12/53	1,100,000	862,931
GS Mortgage Securities Trust, Series 2021-GSA3, Class A4, 2.37%, 12/15/54	1,400,000	1,112,922
GS Mortgage-Backed Securities Corp. Trust, Series 2020-PJ2, Class A4, CMO, 3.50%, 7/25/50 (a)(b)	19,773	16,625
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A4, CMO, 2.50%, 10/25/51 (a)(b)	85,960	65,669
GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A36, CMO, 3.00%, 9/25/52 (a)(b)	95,158	75,625
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A4, CMO, 2.50%, 3/25/52 (a)(b)	204,242	156,030
GS Mortgage-Backed Securities Trust, Series 2021-PJ10, Class A8, CMO, 2.50%, 3/25/52 (a)(b)	140,319	120,409
GS Mortgage-Backed Securities Trust, Series 2021-PJ2, Class A4, CMO, 2.50%, 7/25/51 (a)(b)	80,496	62,391
GS Mortgage-Backed Securities Trust, Series 2021-PJ6, Class A4, CMO, 2.50%, 11/25/51 (a)(b)	249,340	190,482
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A4, CMO, 2.50%, 1/25/52 (a)(b)	399,018	304,828

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Series 2021-PJ8, Class A4, CMO, 2.50%, 1/25/52 (a)(b)	$192,286	$146,896
GS Mortgage-Backed Securities Trust, Series 2022-PJ5, Class A36, CMO, 3.00%, 10/25/52 (a)(b)	270,278	214,798
HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 4.96%, 8/19/45 (1 month USD LIBOR + 0.62%)(b)	30,050	26,922
Home RE Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.250%), 5.18%, 1/25/34 (a)(b)	102,695	102,364
Hudsons Bay Simon JV Trust, Series 2015-HB10, Class C10, 5.45%, 8/5/34 (a)(b)	900,000	706,299
INTOWN Mortgage Trust, Series 2022-STAY, Class C, (SOFR30A + 3.685%), 8.02%, 8/15/39 (a)(b)	1,000,000	979,964
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A3, 3.39%, 12/15/49	1,071,000	990,641
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class A, 5.57%, 9/15/29 (1 month USD LIBOR + 1.00%)(a)(b)	344,251	333,638
JP Morgan Mortgage Trust, Series 2015-HB10, Class C10, 2.50%, 5/25/52 (a)(b)	117,186	89,524
JP Morgan Mortgage Trust, Series 2017-2, Class A13, 3.50%, 5/25/47 (a)(b)	6,997	6,095
JP Morgan Mortgage Trust, Series 2017-5, Class A2, CMO, 3.21%, 10/26/48 (a)(b)	46,658	43,697
JP Morgan Mortgage Trust, Series 2018-5, Class A13, 3.50%, 10/25/48 (a)(b)	31,808	26,671
JP Morgan Mortgage Trust, Series 2018-7FRB, Class A2, 5.14%, 4/25/46 (1 month USD LIBOR + 0.75%)(a)(b)	20,841	19,959
JP Morgan Mortgage Trust, Series 2018-8, Class A13, 4.00%, 1/25/49 (a)(b)	1,639	1,505
JP Morgan Mortgage Trust, Series 2018-9, Class A13, 4.00%, 2/25/49 (a)(b)	1,526	1,397
JP Morgan Mortgage Trust, Series 2019-1, Class A15, 4.00%, 5/25/49 (a)(b)	4,508	4,211

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JP Morgan Mortgage Trust, Series 2019-INV1, Class A11, CMO, 4.99%, 10/25/49 (1 month USD LIBOR + 0.950%)(a)(b)	$15,502	$15,229
JP Morgan Mortgage Trust, Series 2020-1, Class B2, 3.84%, 6/25/50 (a)(b)	32,880	26,458
JP Morgan Mortgage Trust, Series 2020-10, Class A15, 2.50%, 12/25/51 (a)(b)	88,832	67,863
JP Morgan Mortgage Trust, Series 2021-11, Class A15, CMO, 2.50%, 1/25/52 (a)(b)	186,267	142,298
JP Morgan Mortgage Trust, Series 2021-15, Class A15, CMO, 2.50%, 6/25/52 (a)(b)	388,082	296,474
JP Morgan Mortgage Trust, Series 2021-6, Class A15, CMO, 2.50%, 10/25/51 (a)(b)	181,999	139,038
JP Morgan Mortgage Trust, Series 2021-7, Class A15, CMO, 2.50%, 11/25/51 (a)(b)	162,050	123,798
JP Morgan Mortgage Trust, Series 2021-8, Class A15, CMO, 2.50%, 12/25/51 (a)(b)	119,016	90,922
JP Morgan Mortgage Trust, Series 2022-2, Class A25, 3.00%, 8/25/52 (a)(b)	94,202	74,865
JP Morgan Mortgage Trust, Series 2022-3, Class A25, 3.00%, 8/25/52 (a)(b)	420,916	341,879
JP Morgan Mortgage Trust, Series 2022-4, Class A17A, CMO, 3.00%, 10/25/52 (a)(b)	286,882	227,599
JP Morgan Mortgage Trust, Series 2022-6, Class A17A, CMO, 3.00%, 11/25/52 (a)(b)	241,533	191,953
JP Morgan Mortgage Trust, Series 2022-7, 3.00%, 12/25/52 (a)(b)	136,045	108,118
JP Morgan Mortgage Trust, Series 2022-LTV1, Class A1, 3.25%, 7/25/52 (a)(b)	138,210	117,376
JP Morgan Mortgage Trust, Series 2022-LTV2, Class A6, CMO, 3.50%, 9/25/52 (a)(b)	288,983	252,330
JP Morgan Trust, Series 2015-1, Class B1, CMO, 4.69%, 12/25/44 (a)(b)	84,765	79,447
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 3.88%, 11/15/47 (a)(b)	470,000	332,224
JPMBB Commercial Mortgage Securities Trust, Series 2014-C25, Class A4A1, 3.41%, 11/15/47	243,100	233,225
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A4, 3.55%, 7/15/48	77,971	74,408

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A3, 3.05%, 10/15/50	$996,872	$953,513
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39 (a)	1,000,000	853,809
Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.34%, 9/10/39 (a)(b)	500,000	409,285
MBRT, Series 2019-MBR, Class A, 5.52%, 11/15/36 (1 month USD LIBOR + 1.100%)(a)(b)	420,000	411,542
MFA 2021-RPL1 Trust, Series 2021-RPL1, Class A1, CMO, 1.13%, 7/25/60 (a)(b)	546,572	478,534
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C13, Class C, 4.90%, 11/15/46 (b)	375,000	356,792
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3, 3.45%, 7/15/50	166,820	158,708
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A3, 3.06%, 5/15/49	237,229	220,476
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class D, 3.00%, 5/15/49 (a)	400,000	295,431
Morgan Stanley Capital I Trust, Series 2018-H3, Class A3, 3.92%, 7/15/51	600,000	591,017
Morgan Stanley Capital I Trust, Series 2019-BPR, Class A, 5.97%, 5/15/36 (1 month USD LIBOR + 1.650%)(a)(b)	876,787	837,896
Morgan Stanley Capital I Trust, Series 2019-H6, Class A3, 3.16%, 6/15/52	1,000,000	885,471
Morgan Stanley Capital I Trust, Series 2020-CNP, Class A, 2.43%, 4/5/42 (a)(b)	1,000,000	761,093
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-5, Class A9, CMO, 2.50%, 8/25/51 (a)(b)	156,313	119,415
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A4, CMO, 2.50%, 9/25/51 (a)(b)	132,535	113,633
Morgan Stanley Residential Mortgage Loan Trust, Series 2021-6, Class A9, CMO, 2.50%, 9/25/51 (a)(b)	143,758	109,823
MSCG Trust, Series 2015-ALDR, Class A1, 2.61%, 6/7/35 (a)	59,925	56,482

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class C (SOFR30A + 2.394%), 6.73%, 3/15/39 (a)(b)	$1,090,000	$1,040,660
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class D, (SOFR30A + 2.750%), 7.07%, 7/15/36 (a)(b)	1,000,000	889,194
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class F, 8.57%, 7/15/36 (1 month USD LIBOR + 4.25%)(a)(b)	750,000	666,416
New Residential Mortgage Loan Trust, Series 2018-4A, Class A1S, 5.14%, 1/25/48 (1 month USD LIBOR + 0.75%)(a)(b)	47,827	45,853
New Residential Mortgage Loan Trust, Series 2019-NQM4, Class M1, CMO, 2.99%, 9/25/59 (a)(b)	100,000	77,496
Oaktown Re VII Ltd., Series 2021-2, Class M1A, CMO, (SOFR30A + 1.600%), 5.53%, 4/25/34 (a)(b)	900,000	868,285
OBX Trust, Series 2018-1, Class A2, CMO, (1 month USD LIBOR + 0.650%), 5.04%, 6/25/57 (a)(b)	15,421	14,503
OBX Trust, Series 2021-J2, Class A19, CMO, 2.50%, 7/25/51 (a)(b)	262,947	200,877
One Bryant Park Trust, Series 2019-OBP, Class A, 2.52%, 9/15/54 (a)	1,400,000	1,146,129
One Market Plaza Trust, Series 2017-1MKT, Class A, 3.61%, 2/10/32 (a)	1,000,000	962,016
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32 (a)	1,000,000	950,369
One Market Plaza Trust, Series 2017-1MKT, Class D, 4.15%, 2/10/32 (a)	1,000,000	922,869
PFP Ltd., Series 2021-8, Class A, (1 month USD LIBOR + 1.000%), 5.33%, 8/9/37 (a)(b)	1,351,937	1,298,148
PMT Credit Risk Transfer Trust, Series 2021-1R, Class A, CMO, (1 month USD LIBOR + 2.900%), 7.29%, 2/27/24 (a)(b)	498,395	475,998
RCKT Mortgage Trust, Series 2021-4, Class A21, 2.50%, 9/25/51 (a)(b)	327,345	250,074
RCKT Mortgage Trust, Series 2022-2, Class A22, 2.50%, 2/25/52 (a)(b)	420,251	318,947

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust, Series 2022-3, Class A21, CMO, 3.00%, 5/25/52 (a)(b)	$154,994	$123,178
RCKT Mortgage Trust, Series 2022-4, 3.50%, 6/25/52 (a)(b)	239,977	198,140
RESIMAC Premier, Series 2020-1A, Class A1A, CMO, (1 month USD LIBOR + 1.050%), 5.27%, 2/7/52 (a)(b)	120,064	119,639
Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50%, 8/25/58	257,177	242,462
Sequoia Mortgage Trust, Series 2015-2, Class A1, 3.50%, 5/25/45 (a)(b)	9,935	8,665
Sequoia Mortgage Trust, Series 2017-6, Class A19, CMO, 3.50%, 9/25/47 (a)(b)	10,753	9,099
Sequoia Mortgage Trust, Series 2020-3, Class A19, CMO, 3.00%, 4/25/50 (a)(b)	52,524	42,202
Sequoia Mortgage Trust, Series 2021-4, Class A19, CMO, 2.50%, 6/25/51 (a)(b)	89,887	68,668
STWD Mortgage Trust, Series 2021-LIH, Class AS, (1 month USD LIBOR + 1.257%), 5.58%, 11/15/36 (a)(b)	1,000,000	957,366
STWD Mortgage Trust, Series 2021-LIH, Class C, (1 month USD LIBOR + 1.955%), 6.27%, 11/15/36 (a)(b)	1,075,000	1,011,986
Towd Point Mortgage Trust, Series 2021-SJ1, Class A1, CMO, 2.25%, 7/25/68 (a)(b)	459,414	425,518
Towd Point Mortgage Trust, Series 2021-SJ2, Class A1A, CMO, 2.25%, 12/25/61 (a)(b)	726,818	664,657
UBS Commercial Mortgage Trust, Series 2017-C4, Class A3, 3.30%, 10/15/50	546,616	502,507
UBS Commercial Mortgage Trust, Series 2017-C4, Class A4, 3.56%, 10/15/50	148,558	136,610
UBS Commercial Mortgage Trust, Series 2017-C7, Class A3, 3.42%, 12/15/50	283,208	262,684
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.05%, 5/15/51	1,100,000	1,028,099
UBS Commercial Mortgage Trust, Series 2018-C10, Class A3, 4.31%, 6/15/51	500,000	495,843
UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.66%, 6/10/30 (a)	41,197	41,138

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class D, 4.07%, 3/10/46 (a)(b)	$225,000	$147,587
Verus Securitization Trust, Series 2019-4, Class M1, CMO, 3.21%, 11/25/59 (a)(b)	100,000	84,373
Verus Securitization Trust, Series 2021-7, Class A3, CMO, 2.24%, 10/25/66 (a)(b)	122,565	99,312
VNDO Trust, Series 2016-350P, Class A, 3.81%, 1/10/35 (a)	600,000	543,703
Wells Fargo Commercial Mortgage Trust, Series 2019-C50, Class A4, 3.47%, 5/15/52	950,000	866,669
Wells Fargo Commercial Mortgage Trust, Series 2020-SDAL, Class C, 6.06%, 2/15/37 (1 month USD LIBOR +1.740%)(a)(b)	1,295,000	1,228,502
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class A, (1 month USD LIBOR + 1.150%), 5.47%, 2/15/40 (a)(b)	1,999,848	1,868,562
Wells Fargo Mortgage Backed Securities Trust, Series 2019-2, Class A17, 4.00%, 4/25/49 (a)(b)	2,339	2,232
Wells Fargo Mortgage Backed Securities Trust, Series 2021-2, Class A17, CMO, 2.50%, 6/25/51 (a)(b)	318,665	243,442
Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A18, CMO, 2.50%, 12/25/51 (a)(b)	101,064	77,207
WFRBS Commercial Mortgage Trust, Series 2013-C13, Class D, 4.15%, 5/15/45 (a)(b)	225,000	217,739
WFRBS Commercial Mortgage Trust, Series 2013-C18, Class C, 4.84%, 12/15/46 (b)	350,000	326,020
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost: $107,110,913)		96,147,521

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS - 5.1%
BASIC MATERIALS - 0.2%
ArcelorMittal S.A., 6.55%, 11/29/27	$155,000	$155,729
FMG Resources August 2006 Pty Ltd., 6.13%, 4/15/32 (a)	500,000	466,300
NOVA Chemicals Corp., 4.88%, 6/1/24 (a)	200,000	193,499
Nutrien Ltd., 5.95%, 11/7/25	66,000	67,342
South32 Treasury Ltd., 4.35%, 4/14/32 (a)	336,000	287,898
Suzano Austria GmbH, 3.13%, 1/15/32	101,000	78,740
Suzano Austria GmbH, 3.75%, 1/15/31	44,000	36,913
Teck Resources Ltd., 3.90%, 7/15/30	1,000,000	894,283
Yara International ASA, 7.38%, 11/14/32	107,000	111,622
Total Basic Materials		2,292,326
COMMUNICATIONS - 0.0% (f)
NTT Finance Corp., 1.16%, 4/3/26 (a)	203,000	179,524
Telefonica Emisiones S.A., 4.90%, 3/6/48	150,000	115,280
Vodafone Group PLC, 4.38%, 2/19/43	25,000	20,014
Vodafone Group PLC, 5.25%, 5/30/48	89,000	78,385
Total Communications		393,203
CONSUMER, CYCLICAL - 0.2%
1011778 BC ULC/New Red Finance, Inc., 3.88%, 1/15/28 (a)	150,000	134,182
Falabella S.A., 4.38%, 1/27/25 (a)	400,000	387,260
Hyundai Capital Services, Inc., 1.25%, 2/8/26 (a)	1,050,000	911,903
Total Consumer, Cyclical		1,433,345
CONSUMER, NON-CYCLICAL - 0.5%
BAT International Finance PLC, 4.45%, 3/16/28	740,000	685,359
CSL Finance PLC, 4.75%, 4/27/52 (a)	68,000	60,911
JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.13%, 2/1/28 (a)	1,290,000	1,222,111
Royalty Pharma PLC, 2.15%, 9/2/31	166,000	125,535

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
CONSUMER, NON-CYCLICAL (continued)
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	$190,000	$178,194
STERIS Irish FinCo Unlimited Co., 3.75%, 3/15/51	442,000	314,067
Takeda Pharmaceutical Co., Ltd., 2.05%, 3/31/30	1,000,000	816,249
Triton Container International Ltd., 1.15%, 6/7/24 (a)	1,000,000	924,818
Triton Container International Ltd., 3.15%, 6/15/31 (a)	482,000	375,218
Triton Container International Ltd./TAL International Container Corp., 3.25%, 3/15/32	95,000	73,345
Total Consumer, Non-cyclical		4,775,807
ENERGY - 0.9%
Aker BP ASA, 2.88%, 1/15/26 (a)	1,000,000	923,799
Aker BP ASA, 3.10%, 7/15/31 (a)	900,000	738,111
Aker BP ASA, 4.00%, 1/15/31 (a)	500,000	438,198
Azure Power Solar Energy Pvt Ltd., 5.65%, 12/24/24 (a)	475,000	413,250
BP Capital Markets PLC, (5 year CMT + 4.398%), 4.88%, 3/22/30 (b)(d)	49,000	42,875
Canadian Natural Resources Ltd., 5.85%, 2/1/35	310,000	298,243
Cenovus Energy, Inc., 2.65%, 1/15/32	500,000	399,199
Cenovus Energy, Inc., 3.75%, 2/15/52	90,000	63,198
Continuum Energy Levanter Pte Ltd., 4.50%, 2/9/27 (a)	943,313	846,523
EIG Pearl Holdings Sarl, 3.55%, 8/31/36 (a)	350,000	292,918
Equinor ASA, 3.25%, 11/18/49	1,000,000	726,388
Noble Finance Co., PIK, 11.00%, 2/15/28 (a)(g)	1,034	1,140
Noble Finance Co., PIK, 11.00%, 2/15/28 (g)	7,489	8,257
Petroleos Mexicanos, 6.35%, 2/12/48	54,000	33,007
Petroleos Mexicanos, 6.49%, 1/23/27	262,000	238,755
Qatar Petroleum, 1.38%, 9/12/26 (a)	400,000	354,515
Qatar Petroleum, 2.25%, 7/12/31 (a)	200,000	165,492
Santos Finance Ltd., 3.65%, 4/29/31 (a)	1,158,000	920,448
Sweihan PV Power Co. PJSC, 3.63%, 1/31/49 (a)	993,210	795,810
Total Capital International S.A., 3.13%, 5/29/50	375,000	264,831

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
ENERGY (continued)
UEP Penonome II S.A., 6.50%, 10/1/38 (a)	$941,744	$688,650
Total Energy		8,653,607
FINANCIAL - 2.8%
ABN AMRO Bank N.V., (1 year CMT + 1.100%), 2.47%, 12/13/29 (a)(b)	1,000,000	808,628
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	150,000	131,166
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	1,000,000	837,775
Athene Holding Ltd., 3.45%, 5/15/52	51,000	31,306
Banco Santander S.A., 3.89%, 5/24/24	200,000	195,788
Bank of Montreal, 2.65%, 3/8/27	47,000	42,925
Bank of Montreal, 3.70%, 6/7/25	133,000	129,057
Bank of Nova Scotia (The), (5 year CMT + 2.050%), 4.59%, 5/4/37 (b)	240,000	204,805
Barclays PLC, (5 year CMT + 2.900%), 3.56%, 9/23/35 (b)	400,000	304,378
BB Blue Financing DAC, Series A1, 4.40%, 9/20/37	1,000,000	986,020
BB Blue Financing DAC, Series A2, 4.40%, 9/20/29	1,000,000	976,130
BNP Paribas S.A., 1.32%, 1/13/27 (SOFR + 1.004%)(a)(b)	730,000	638,039
BNP Paribas S.A., (SOFR + 0.912%), 1.68%, 6/30/27 (a)(b)	440,000	382,913
BNP Paribas S.A., (SOFR + 1.387%), 2.87%, 4/19/32 (a)(b)	206,000	161,093
Cooperatieve Rabobank UA, (1 year CMT + 0.730%), 1.00%, 9/24/26 (a)(b)	261,000	230,566
Credit Agricole S.A., 1.25%, 1/26/27 (SOFR + 0.892%)(a)(b)	250,000	218,635
Credit Agricole S.A., 1.91%, 6/16/26 (SOFR + 1.676%)(a)(b)	250,000	227,881
Credit Suisse Group AG, (SOFR + 1.730%), 3.09%, 5/14/32 (a)(b)	285,000	196,920
Credit Suisse Group AG, (SOFR + 5.020%), 9.02%, 11/15/33 (a)(b)	1,300,000	1,331,027

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Danske Bank A/S, 3.24%, 12/20/25 (3.24% fixed rate until 12/20/24; 1.59% + 3 month USD LIBOR thereafter)(a)(b)	$201,000	$188,113
Deutsche Bank AG, (SOFR + 1.219%), 2.31%, 11/16/27 (b)	330,000	279,801
Deutsche Bank AG, (SOFR + 1.219%), 5.37%, 11/16/27 (b)	240,000	214,808
Enstar Group Ltd., 3.10%, 9/1/31	35,000	25,558
Enstar Group Ltd., 4.95%, 6/1/29	366,000	335,414
Fairfax Financial Holdings Ltd., 5.63%, 8/16/32 (a)	500,000	469,306
HSBC Holdings PLC, ( SOFR + 0.534%), 0.73%, 8/17/24	200,000	192,723
HSBC Holdings PLC, ( SOFR + 4.250%), 8.11%, 11/3/33	200,000	211,616
HSBC Holdings PLC, (SOFR + 1.100%), 2.25%, 11/22/27 (b)	400,000	346,418
HSBC Holdings PLC, (SOFR + 2.610%), 5.21%, 8/11/28 (b)	1,000,000	964,753
HSBC Holdings PLC, (SOFR + 2.870%), 5.40%, 8/11/33 (b)	1,100,000	1,018,625
ING Groep N.V., (1 year CMT + 1.100%), 1.40%, 7/1/26 (a)(b)	1,000,000	899,019
ING Groep N.V., (SOFR + 1.830%), 4.02%, 3/28/28 (b)	1,000,000	935,080
Intesa Sanpaolo SpA, 3.38%, 1/12/23 (a)	1,000,000	999,506
Intesa Sanpaolo SpA, 8.25%, 11/21/33	1,600,000	1,623,186
Intesa Sanpaolo SpA, (1 year CMT + 2.750%), 4.95%, 6/1/42 (a)(b)	700,000	449,504
Intesa Sanpaolo SpA, Series XR, 4.00%, 9/23/29 (a)	600,000	513,330
Landwirtschaftliche Rentenbank, 0.88%, 9/3/30	1,000,000	787,272
Mitsubishi UFJ Financial Group, Inc., (1 year CMT + 1.700%), 4.79%, 7/18/25 (b)	400,000	396,013
Mizuho Financial Group, Inc., 2.56%, 9/13/25 (2.56% fixed rate until 9/13/24; 1.37% + 3 month USD LIBOR thereafter)(b)	281,000	265,222
Natwest Group PLC, 5.08%, 1/27/30 (5.01% fixed rate until 1/27/29; 1.905% + 3 month USD LIBOR thereafter)(b)	210,000	197,827

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
FINANCIAL (continued)
Nederlandse Waterschapsbank N.V., Senior Note, 2.38%, 3/24/26 (a)	$500,000	$469,140
Nomura Holdings, Inc., 2.61%, 7/14/31	200,000	154,681
Prudential PLC, 3.13%, 4/14/30	69,000	60,093
Societe Generale S.A., 3.88%, 3/28/24 (a)	350,000	341,856
Societe Generale S.A., (1 year CMT + 1.300%), 2.80%, 1/19/28 (a)(b)	795,000	695,551
State Bank of India, 4.38%, 1/24/24 (a)	205,000	202,378
Swedbank AB, 1.54%, 11/16/26 (a)	213,000	186,734
Toronto-Dominion Bank (The), 4.69%, 9/15/27	249,000	246,154
UBS Group AG, (1 year CMT + 0.850%), 1.49%, 8/10/27 (a)(b)	1,075,000	924,887
UniCredit SpA, 5.86%, 6/19/32 (5.86% fixed rate until 6/19/27; 3.70% + USD 5 year Mid-Market Swap Rate thereafter)(a)(b)	200,000	175,575
UniCredit SpA, (1 year CMT + 2.300%), 2.57%, 9/22/26 (a)(b)	1,000,000	885,524
Washington Aircraft 2 Co. DAC, (3 month USD LIBOR + 0.430%), 5.15%, 6/26/24 (b)	327,715	327,203
WLB Asset II B Pte Ltd., 3.95%, 12/10/24 (a)	1,000,000	945,000
WLB Asset II C Pte Ltd., 3.90%, 12/23/25 (a)	1,000,000	926,100
WLB Asset II D Pte. Ltd., 6.50%, 12/21/26	1,000,000	998,795
WLB Asset II Pte Ltd., 4.00%, 1/14/24 (a)	250,000	245,000
Total Financial		27,132,817

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
INDUSTRIAL - 0.2%
Canadian National Railway Co., 4.40%, 8/5/52	$106,000	$94,138
Canadian Pacific Railway Co., 1.35%, 12/2/24	191,000	178,031
Canadian Pacific Railway Co., 3.00%, 12/2/41	48,000	36,187
Embraer Netherlands Finance B.V., 5.05%, 6/15/25	138,000	133,930
Embraer Overseas Ltd., 5.70%, 9/16/23 (a)	135,000	134,663
Flex Ltd., 6.00%, 1/15/28	45,000	44,902
Masonite International Corp., 3.50%, 2/15/30 (a)	125,000	101,116
Mexico City Airport Trust, 3.88%, 4/30/28 (a)	200,000	182,898
Mexico City Airport Trust, 5.50%, 7/31/47 (a)	200,000	154,000
nVent Finance Sarl, 2.75%, 11/15/31	254,000	195,422
Waste Connections, Inc., 2.20%, 1/15/32	193,000	153,108
Waste Connections, Inc., 4.25%, 12/1/28	68,000	64,971
Total Industrial		1,473,366

Investments	Principal Amount	Value
FOREIGN CORPORATE BONDS (continued)
UTILITIES - 0.3%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28 (a)	$200,000	$177,382
Alfa Desarrollo SpA, 4.55%, 9/27/51 (a)	199,271	151,372
Comision Federal de Electricidad, 4.69%, 5/15/29 (a)	400,000	353,772
Consorcio Transmantaro S.A., 4.70%, 4/16/34 (a)	430,000	391,300
Engie Energia Chile S.A., 3.40%, 1/28/30 (a)	209,000	170,647
India Cleantech Energy, 4.70%, 8/10/26 (a)	852,300	725,733
Sociedad de Transmision Austral S.A., 4.00%, 1/27/32 (a)	1,000,000	863,819
TransAlta Corp., 7.75%, 11/15/29	500,000	510,641
Total Utilities		3,344,666
TOTAL FOREIGN CORPORATE BONDS (Cost: $55,164,140)		49,499,137

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 14.3%
U.S. Treasury Bonds, 1.75%, 8/15/41	$433,000	$296,318
U.S. Treasury Bonds, 1.88%, 2/15/41	350,000	247,379
U.S. Treasury Bonds, 1.88%, 11/15/51	34,000	21,534
U.S. Treasury Bonds, 2.00%, 8/15/51	337,000	220,656
U.S. Treasury Bonds, 2.25%, 5/15/41	500,000	375,879
U.S. Treasury Bonds, 2.38%, 5/15/51	342,000	245,358
U.S. Treasury Bonds, 2.75%, 8/15/47	7,645,000	5,964,593
U.S. Treasury Bonds, 2.88%, 5/15/43	4,650,000	3,795,381
U.S. Treasury Bonds, 2.88%, 5/15/52	187,200	149,994
U.S. Treasury Bonds, 3.00%, 2/15/48	6,295,000	5,159,687
U.S. Treasury Bonds, 3.00%, 8/15/52	17,673,000	14,560,895
U.S. Treasury Bonds, 3.25%, 5/15/42	277,000	242,851
U.S. Treasury Bonds, 3.38%, 8/15/42	93,000	83,119
U.S. Treasury Bonds, 4.00%, 11/15/42	7,209,000	7,058,062
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/44	205,000	81,639
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/44	975,000	385,939
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/45	355,000	137,323
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/40	1,280,000	602,475
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/41	6,745,000	3,089,355
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/41	205,000	92,673
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/42	90,000	39,709
U.S. Treasury Coupon STRIP, Zero Coupon, 5/15/42	80,000	34,797
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/42	820,000	346,472
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/43	650,000	274,199
U.S. Treasury Coupon STRIP, Zero Coupon, 8/15/43	480,000	197,522
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/43	485,000	198,242
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/44	1,670,000	673,716
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/44	490,000	191,432
U.S. Treasury Coupon STRIP, Zero Coupon, 11/15/45	560,000	210,862
U.S. Treasury Coupon STRIP, Zero Coupon, 2/15/46	405,000	150,951
U.S. Treasury Inflation-Indexed Notes, 0.63%, 1/15/24	793,606	776,746
U.S. Treasury Notes, 0.38%, 7/15/23	1,591,400	1,572,502

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Notes, 0.50%, 10/31/27	$2,755,000	$2,330,235
U.S. Treasury Notes, 0.63%, 11/30/27	250,000	212,285
U.S. Treasury Notes, 1.13%, 8/31/28	1,000,000	853,828
U.S. Treasury Notes, 1.88%, 2/15/32	177,000	150,153
U.S. Treasury Notes, 2.38%, 2/15/42	4,270,000	3,260,212
U.S. Treasury Notes, 2.50%, 4/30/24	180,000	174,881
U.S. Treasury Notes, 2.75%, 8/15/32	562,000	511,771
U.S. Treasury Notes, 2.75%, 11/15/42	525,000	420,820
U.S. Treasury Notes, 2.88%, 5/15/32	67,000	61,745
U.S. Treasury Notes, 3.13%, 8/15/25	300,000	291,258
U.S. Treasury Notes, 3.13%, 8/31/27	298,000	286,616
U.S. Treasury Notes, 3.13%, 8/31/29	510,000	484,161
U.S. Treasury Notes, 3.25%, 6/30/29	175,000	167,467
U.S. Treasury Notes, 3.63%, 12/31/29	900,000	895,500
U.S. Treasury Notes, 3.88%, 11/30/27	3,355,000	3,336,652
U.S. Treasury Notes, 3.88%, 12/31/27	10,248,000	10,188,754
U.S. Treasury Notes, 3.88%, 9/30/29	51,000	50,639
U.S. Treasury Notes, 4.00%, 12/15/25	6,695,000	6,652,110
U.S. Treasury Notes, 4.00%, 10/31/29	2,345,000	2,345,733
U.S. Treasury Notes, 4.13%, 9/30/27	303,000	304,136
U.S. Treasury Notes, 4.13%, 10/31/27	320,000	321,175
U.S. Treasury Notes, 4.13%, 11/15/32	23,060,400	23,532,418
U.S. Treasury Notes, 4.25%, 12/31/24	4,445,000	4,429,547
U.S. Treasury Notes, 4.25%, 10/15/25	320,000	319,750
U.S. Treasury Notes, 4.38%, 10/31/24	28,000,000	27,920,156
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $143,516,685)		136,980,262

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
MUNICIPAL BONDS - 2.3%
ALASKA - 0.2%
Matching with BBG, 7.50%, 10/1/52	$1,510,000	$1,520,003
CALIFORNIA - 0.6%
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F2, 6.26%, 4/1/49	150,000	170,053
Bay Area Toll Authority, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series F1, 2.57%, 4/1/31	215,000	188,345
California Health Facilities Financing Authority,Revenue Bonds, 4.35%, 6/1/41	250,000	221,091
Chula Vista Municipal Financing Authority, Revenue Bonds, Class A, 4.28%, 12/1/48	1,000,000	801,813
City & County of San Francisco Community Facilities District No., Series B, 3.48%, 9/1/50	1,000,000	663,261
City of Los Angeles CA, Series A, 5.00%, 9/1/42	1,000,000	951,719
City of Los Angeles CA, General Obligation, 3.50%, 9/1/37	315,000	257,770
City of San Francisco CA Public Utilities Commission Water Revenue, 3.30%, 11/1/39	1,230,000	1,005,159
Los Angeles Community College District, 2.11%, 8/1/32	770,000	615,740
State of California, General Obligation, 4.60%, 4/1/38	500,000	470,684
State of California, General Obligation, Build America Bonds, 7.35%, 11/1/39	275,000	335,685
Upper Santa Clara Valley Joint Powers Authority, Revenue Bonds, Water Revenue, Series A, 3.88%, 8/1/48	500,000	391,939
Total California		6,073,259
CONNECTICUT - 0.1%
Connecticut Green Bank, 2.90%, 11/15/35	1,000,000	806,303
DISTRICT OF COLUMBIA - 0.2%
District of Columbia, Revenue Bonds, 3.85%, 2/28/25	1,750,000	1,683,552
FLORIDA - 0.1%
Florida Development Finance Corp., AMT, 7.25%, 7/1/57 (a)(b)	1,000,000	997,020
HAWAII - 0.1%
State of Hawaii Department of Business Economic Development & Tourism, Series 2014-A, Class A2, ABS, 3.24%, 1/1/31	1,152,899	1,073,414
ILLINOIS - 0.0% (f)
Chicago Housing Authority, Revenue Bonds, Series B, 4.36%, 1/1/38	500,000	446,897

Investments	Principal Amount	Value
MUNICIPAL BONDS (continued)
INDIANA - 0.1%
Indiana State Finance Authority, Revenue Bonds, 3.05%, 1/1/51	$215,000	$154,677
Matching with BBG, Revenue Bonds, Series A-2, 10.75%, 12/1/29	1,000,000	984,988
Total Indiana		1,139,665
MASSACHUSETTS - 0.1%
Massachusetts Housing Finance Agency, Revenue Bonds, Series 226, 5.56%, 12/1/52	950,000	947,505
MICHIGAN - 0.3%
City of Detroit MI, General Obligation, Series B, 2.51%, 4/1/25	650,000	604,504
Great Lakes Water Authority Sewage Disposal System Revenue, 3.06%, 7/1/39	940,000	721,944
Great Lakes Water Authority Water Supply System Revenue, 3.47%, 7/1/41	1,330,000	1,065,117
Total Michigan		2,391,565
MINNESOTA - 0.0% (f)
University of Minnesota, Revenue Bonds, 4.05%, 4/1/52	380,000	322,012
NEW JERSEY - 0.1%
Morris County Improvement Authority, 1.05%, 6/15/26	200,000	177,097
New Jersey Turnpike Authority, Revenue Bonds, Build America Bonds, Series F, 7.41%, 1/1/40	300,000	371,890
Total New Jersey		548,987
NEW YORK - 0.2%
Freddie Mac Multifamily ML Certificates, Revenue Bonds, 1.88%, 7/25/37	979,227	735,716
Metropolitan Transportation Authority, 5.18%, 11/15/49	1,000,000	863,001
Total New York		1,598,717
OHIO - 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund, 4.88%, 12/1/34	1,000,000	990,538
OREGON - 0.0% (f)
Oregon State Business Development Commission, Revenue Bonds, Economic Development Revenue, 6.50%, 4/1/31 (a)	500,000	36,500
SOUTH DAKOTA - 0.0% (f)
South Dakota Housing Development Authority, 5.46%, 5/1/53	300,000	301,656
TEXAS - 0.0% (f)
Texas Private Activity Bond Surface Transportation Corp., 3.92%, 12/31/49	80,000	60,581
WISCONSIN - 0.1%
Cnty. of Fond Du Lac WI, (BAM CNTY GTD), 5.57%, 11/1/51 (a)	1,000,000	936,832
TOTAL MUNICIPAL BONDS (Cost: $24,809,629)		21,875,006

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
SUPRANATIONAL BONDS - 1.6%
African Development Bank, 0.75%, 4/3/23	$1,000,000	$990,357
Arab Petroleum Invstment Corp., 1.48%, 10/6/26 (a)	1,200,000	1,068,000
Asian Development Bank, 3.13%, 9/26/28	1,500,000	1,412,064
Asian Infrastructure Investment Bank (The), 0.50%, 10/30/24	175,000	162,137
Council Of Europe Development Bank, 3.00%, 6/16/25	1,000,000	966,018
European Investment Bank, 0.63%, 10/21/27	700,000	593,761
European Investment Bank, 0.75%, 9/23/30	1,000,000	784,455
European Investment Bank, 2.38%, 5/24/27	500,000	464,270
European Investment Bank, 2.50%, 10/15/24	1,000,000	964,983
European Investment Bank, 3.25%, 11/15/27	1,110,000	1,066,939
Inter-American Development Bank, 1.13%, 7/20/28	344,000	292,085
Inter-American Investment Corp., 2.63%, 4/22/25	1,000,000	957,635
International Bank for Reconstruction & Development, 0.00%, 3/31/27	1,000,000	875,900
International Bank for Reconstruction & Development, 0.75%, 11/24/27	322,000	273,600
International Bank for Reconstruction & Development, Senior Note, 3.13%, 11/20/25	608,000	587,377
International Finance Corp., (SOFR + 0.090%), 4.41%, 4/3/24 (b)	1,348,000	1,346,997
Kreditanstalt fuer Wiederaufbau, 0.75%, 9/30/30	1,000,000	780,923
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	805,000	715,280
Kreditanstalt fuer Wiederaufbau, (SOFR + 1.000%), 5.10%, 2/12/24 (b)	800,000	807,911
TOTAL SUPRANATIONAL BONDS (Cost: $16,213,181)		15,110,692

Investments	Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
BERMUDA - 0.0% (f)
Bermuda Government International Bond, Series 144A, 2.38%, 8/20/30 (a)	$200,000	$168,707
CANADA - 0.1%
Canada Government International Bond, 2.88%, 4/28/25	1,100,000	1,063,845
INDONESIA - 0.1%
Indonesia Government International Bond, 2.95%, 1/11/23	200,000	196,820
Indonesia Government International Bond, 3.50%, 1/11/28	280,000	265,7620
Indonesia Government International Bond, 4.13%, 1/15/25 (a)	400,000	395,616
Total Indonesia		858,198
ITALY - 0.1%
Republic of Italy Government International Bond, 4.00%, 10/17/49	1,000,000	708,100
PANAMA - 0.0% (f)
Panama Government International Bond, Senior Bond, 6.70%, 1/26/36	100,000	104,155
PERU - 0.0% (f)
Peruvian Government International Bond, 2.78%, 1/23/31	107,000	88,514
QATAR - 0.0% (f)
Qatar Government International Bond, 4.50%, 4/23/28 (a)	200,000	201,088
ROMANIA - 0.0% (f)
Romanian Government International Bond, Series 144A, 6.00%, 5/25/34 (a)	60,000	56,036
SERBIA - 0.1%
Serbia International Bond, Series 144A, 2.13%, 12/1/30 (a)	370,000	265,364
UNITED ARAB EMIRATES - 0.0% (f)
Abu Dhabi Government International Bond, 3.13%, 10/11/27 (a)	250,000	238,557
URUGUAY - 0.0% (f)
Uruguay Government International Bond, 4.98%, 4/20/55	150,000	143,309
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost: $4,366,242)		3,895,873

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Principal Amount	Value
FOREIGN GOVERNMENT AGENCIES - 0.8%
CANADA - 0.7%
CDP Financial, Inc., Series 144A, 1.00%, 5/26/26 (a)	$1,000,000	$888,729
Export Development Canada, 3.38%, 8/26/25	1,000,000	973,545
Hydro-Quebec, Series IO, 8.05%, 7/7/24	1,000,000	1,045,283
OMERS Finance Trust, Series 144A, 3.50%, 4/19/32 (a)	1,000,000	901,584
OMERS Finance Trust, Series 144A, 4.00%, 4/19/52 (a)	1,000,000	795,523
Province of Quebec Canada, 1.90%, 4/21/31	1,000,000	829,130
Province of Quebec Canada, 2.75%, 4/12/27	1,000,000	937,421
Total Canada		6,371,215
JAPAN - 0.0% (f)
Development Bank of Japan, Inc., 1.75%, 2/18/25 (a)	226,000	213,039
NORWAY - 0.1%
Kommunalbanken A/S, 2.13%, 2/11/25 (a)	500,000	475,918
SOUTH KOREA - 0.0% (f)
Korea Hydro & Nuclear Power Co., Ltd., 3.75%, 7/25/23 (a)	200,000	199,172
TOTAL FOREIGN GOVERNMENT AGENCIES (Cost: $7,923,056)		7,259,344
BANK LOANS - 0.2%
Industrial - 0.1%
LTR Intermediate Holdings Inc, 2021 Term Loan, 0.00%, 5/5/28	989,950	898,795
UTILITIES - 0.1%
Constellation Renewables LLC, 2020 Term Loan, 0.00%, 12/15/27	922,474	912,484
TOTAL BANK LOANS (Cost: $1,901,887)		1,811,279

Investments	Shares	Value
PREFERRED STOCKS - 0.3%
FINANCIAL - 0.3%
Gladstone Investment Corp., 4.88%, 11/1/28	73,200	1,595,760
Morgan Stanley, Series P, 6.50%, 0/0/0 (d)	43,475	1,097,744
TOTAL PREFERRED STOCKS (Cost: $2,916,875)		2,693,504

Investments	Shares	Value
EXCHANGE-TRADED FUNDS - 8.1%
iShares Core U.S. Aggregate Bond ETF	120,163	$11,654,609
SPDR Blackstone Senior Loan ETF	1,606,440	65,703,396
TOTAL EXCHANGE-TRADED FUNDS (Cost: $83,633,610)		77,358,005

MUTUAL FUNDS - 4.9%
BrandywineGLOBAL High Yield Fund	$2,474,902	$23,387,825
MainStay MacKay High Yield Corporate Bond Fund	4,823,953	23,589,131
TOTAL MUTUAL FUNDS (Cost: $54,686,149)		46,976,956
COMMON STOCKS - 0.0% (f)
DIVERSIFIED FINANCIAL SERVICES - 0.0% (f)
Bruin Blocker LLC(h)	4,367	0
ENERGY EQUIPMENT & SERVICES - 0.0% (f)
Canvas Energy, Inc.(h)	952	0
TOTAL COMMON STOCKS (Cost: $11,472)		0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (continued)

Investments	Shares	Value
SHORT-TERM INVESTMENTS - 2.3%
State Street Institutional Treasury Money Market Fund – Investor Class Shares, 3.71%(i) (Cost: $22,518,563)	22,518,563	$22,518,563
TOTAL INVESTMENTS - 101.0% (Cost: $1,052,888,649)		963,190,249
OTHER ASSETS AND LIABILITIES, NET - (1.0)%		(3,129,022)
NET ASSETS - 100.0%		$960,061,227

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At December 31, 2022, the value of these securities was $231,427,780, representing 24.1% of net assets.

(b)	Adjustable or floating rate security. Rate shown reflects rate in effect at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(c)	Security is currently in default.
(d)	Perpetual floating rate security. Date shown reflects the next reset date.
(e)	Interest only security.
(f)	Amount is less than 0.05%.
(g)	Payment-in-kind security for which the issuer may pay interest with additional debt securities or cash.
(h)	Non-income producing.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
ABS	Asset Backed Securities
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury Indexes
ETF	Exchange Traded Fund
LIBOR	London Interbank Offered Rate
PIK	Paid-In-Kind
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Funding Rate
REIT	Real Estate Investment Trust

Futures contracts open at December 31, 2022:

Description	Type	Contracts	Expiration Date	Notional Amount	Value / Net Unrealized Appreciation (Depreciation)
CONTRACTS PURCHASED - 3.8%
U.S. Treasury Ultra Bonds	Long	4,800,000	03/22/2023	$6,447,000	$(74,162)
U.S. Treasury 5-Year Notes	Long	27,800,000	03/31/2023	30,004,453	(57,630)
U.S. Treasury 2-Year Notes	Long	200,000	03/31/2023	205,078	(126)
Total				$36,656,531	$(131,918)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

December 31, 2022

PFM MULTI-MANAGER FIXED-INCOME FUND (concluded)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2022:

PFM Multi-Manager Fixed Income Mutual Funds	Level 1	Level 2	Level 3	Total
Assets:
U.S. Government Agencies	$—	$167,841,287	$—	$167,841,287
Corporate Bonds*	—	173,693,344	—	173,693,344
Asset-Backed Securities	—	139,529,476	—	139,529,476
U.S. Government Obligations	—	136,980,262	—	136,980,262
Commercial Mortgage-Backed Securities	—	96,147,521	—	96,147,521
Exchange-Traded Funds	77,358,005	—	—	77,358,005
Foreign Corporate Bonds*	—	49,499,137	—	49,499,137
Mutual Funds	46,976,956	—	—	46,976,956
Municipal Bonds*	—	21,875,006	—	21,875,006
Supranational Bonds	—	15,110,692	—	15,110,692
Foreign Government Agencies*	—	7,259,344	—	7,259,344
Foreign Government Obligations*	—	3,895,873	—	3,895,873
Preferred Stocks*	2,693,504	—	—	2,693,504
Bank Loans*	—	1,811,279	—	1,811,279
Money Market Fund	22,518,563	—	—	22,518,563
Total Investments in Securities	$149,547,028	$813,643,221	$—	$963,190,249
Liabilities:
Other Financial Instruments
Futures Contracts(a)	$(131,918)	$—	$—	$(131,918)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
*	See Schedule of Investments for additional detailed categorizations.

See Notes to Schedule of Investments.

PFM Multi-Manager Series Trust

Notes to Schedule of Investments

December 31, 2022 (Unaudited)

1. Organization

PFM Multi-Manager Series Trust (the “Trust”) was organized as a Delaware statutory trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers the following series: PFM Multi-Manager Domestic Equity Fund (the “Domestic Equity Fund”), PFM Multi-Manager International Equity Fund (the “International Equity Fund”) and PFM Multi-Manager Fixed-Income Fund (the “Fixed-Income Fund”) (each a “Fund” and, collectively, the “Funds”). Each Fund consists of Institutional Class, Advisor Class and Class R shares. As of December 31, 2022, only the Institutional Class has commenced operations. The Funds are diversified for the purposes of the 1940 Act.

The Domestic Equity Fund seeks to provide long-term capital appreciation. The International Equity Fund seeks to provide long-term capital appreciation. The Fixed-Income Fund seeks to maximize total return (capital appreciation and income) consistent with reasonable risk.

Investment Valuation

The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

Level 1 –	Quoted prices in active markets for identical assets or liabilities.

Level 2 –	Inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly, including quoted prices for similar investments based on interest rates, credit risk and like factors.

Level 3 –	Inputs that are unobservable and significant to the entire fair value measurement, including the Fund’s own assumptions for determining fair value.

The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value (“NAV”) per share as of 4:00 p.m. Eastern time each day the New York Stock Exchange (“NYSE”) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the “Board”), the Board has delegated to the Adviser to the Funds, PFM Asset Management LLC (“PFMAM” or, the “Adviser”), the responsibility for the performance of day-to-day valuation of investments held by the Funds, subject to oversight of the Board. The Adviser has established a Valuation Committee (“VC”) to serve as its formal oversight body for the valuation of each Fund’s portfolio holdings in accordance with policies and procedures adopted by the Board. The VC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value. Portfolio securities that are primarily traded on a foreign securities exchange are generally valued at the U.S. dollar equivalent of the preceding closing values for the securities on their exchanges. If an investment is valued in a currency other than U.S. dollars, its value shall be converted into U.S. dollars at the mean of the last available bid and offer prices of such currencies against U.S. dollars quoted on a valuation date by any recognized dealer. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. The Funds use fair value pricing for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, after-market trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools. The SEC recently adopted new Rule 2a-5 under the Investment Company Act of 1940, which will establish an updated regulatory framework for registered investment company valuation practices and may impact a Fund’s valuation policies. The Trustees have designated the VC as the valuation designee to perform fair valuations pursuant to Rule 2a-5.

Equity Securities

Equity securities, including restricted securities and preferred stocks, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third-party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (“ADRs”), futures contracts, Exchange-Traded Funds (“ETFs”) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Debt Securities

Debt securities, including restricted securities, are valued based on evaluated prices received from third-party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third-party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures Contracts

The Funds use exchange-traded futures contracts to a limited extent with the objective of using uninvested cash to gain exposure to certain equity and fixed income markets, maintain liquidity, and minimize transaction costs. Futures contracts are valued at their quoted daily settlement prices and are categorized as Level 1 in the hierarchy. Fluctuations in the value of the contracts are recorded as an asset (liability).

Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

For additional information on the Funds’ policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.